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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07076

Wilshire Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Suite 700 Santa Monica, California	90401-1085
Address of principal executive offices)	(Zip code)

Jason A. Schwarz

1299 Ocean Avenue, Suite 700 Santa Monica, California 90401-1085

(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 591-1568

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Consumer Discretionary - 15.9%
Amazon.com, Inc. (a)	9,823	$14,217,221
AMC Networks, Inc. - Class A (a)	2,833	146,466
Booking Holdings, Inc. (a)	1,795	3,734,300
BorgWarner, Inc.	459	23,055
Burlington Stores, Inc. (a)	650	86,548
Charter Communications, Inc. - Class A (a)	550	171,171
Chipotle Mexican Grill, Inc. (a) (b)	210	67,853
Choice Hotels International, Inc.	2,480	198,772
Comcast Corp. - Class A	15,840	541,254
Delphi Technologies plc	250	11,913
Discovery Communications, Inc. - Series C (a)	6,620	129,222
DISH Network Corp. - Class A (a)	5,070	192,102
Dollar General Corp.	20	1,871
Dollar Tree, Inc. (a)	880	83,512
Domino's Pizza, Inc.	717	167,463
Expedia Group, Inc.	1,010	111,514
Floor & Decor Holdings, Inc. - Class A (a) (b)	35,275	1,838,533
H&R Block, Inc.	8,720	221,575
Home Depot, Inc. (The)	6,126	1,091,898
Liberty Interactive Corp. QVC Group - Series A (a)	10,985	276,492
Live Nation Entertainment, Inc. (a)	3,360	141,590
Lowe's Cos., Inc.	7,260	637,065
lululemon athletica, inc. (a)	50	4,456
Madison Square Garden Co. (The) - Class A (a)	870	213,846
McDonald's Corp.	4,519	706,681
Michael Kors Holdings Ltd. (a)	1,870	116,090
Michaels Cos., Inc. (The) (a) (b)	1,960	38,632
Netflix, Inc. (a)	1,810	534,584
NVR, Inc. (a)	215	602,000
O'Reilly Automotive, Inc. (a)	906	224,126
Pool Corp.	1,061	155,139
Ross Stores, Inc.	2,001	156,038
Starbucks Corp.	35,190	2,037,148
TAL Education Group - ADR	43,450	1,611,561
Thor Industries, Inc.	1,320	152,024

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Consumer Discretionary - 15.9% (Continued)
Ulta Beauty, Inc. (a)	11,495	$2,348,084
Wayfair, Inc. - Class A (a) (b)	470	31,739
Wyndham Worldwide Corp.	390	44,628
Wynn Resorts Ltd.	100	18,236
Yum China Holdings, Inc.	29,002	1,203,583
Yum! Brands, Inc.	18,805	1,600,870
		35,890,855
Consumer Staples - 6.8%
Church & Dwight Co., Inc.	570	28,705
Clorox Co. (The)	780	103,826
Coca-Cola Co. (The)	57,738	2,507,561
Colgate-Palmolive Co.	3,248	232,817
Constellation Brands, Inc. - Class A	590	134,473
Costco Wholesale Corp.	1,730	325,984
Danone S.A. - ADR (b)	154,943	2,519,373
Estée Lauder Cos, Inc. (The) - Class A	2,020	302,434
Lamb Weston Holdings, Inc.	980	57,056
Monster Beverage Corp. (a)	111,703	6,390,529
PepsiCo, Inc.	1,731	188,939
Philip Morris International, Inc.	129	12,823
Pilgrim's Pride Corp. (a)	16,010	394,006
Procter & Gamble Co. (The)	25,849	2,049,308
Sprouts Farmers Market, Inc. (a)	2,520	59,144
		15,306,978
Energy - 1.4%
Cabot Oil & Gas Corp.	23,099	553,914
Cimarex Energy Co.	296	27,676
Continental Resources, Inc. (a)	880	51,876
EQT Corp.	390	18,529
Halliburton Co.	1,730	81,206
Newfield Exploration Co. (a)	2,104	51,380
Schlumberger Ltd.	35,865	2,323,335
		3,107,916
Financials - 6.1%
American Express Co.	9,577	893,343
Ameriprise Financial, Inc.	650	96,161

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Financials - 6.1% (Continued)
Artisan Partners Asset Management, Inc. - Class A	5,788	$192,740
Assurant, Inc.	80	7,313
Capital One Financial Corp.	3,053	292,538
Cboe Global Markets, Inc.	4,532	517,101
Charles Schwab Corp. (The)	33,900	1,770,258
Erie Indemnity Co. - Class A	3,525	414,681
Federated Investors, Inc. - Class B	1,370	45,758
First Republic Bank	17,338	1,605,672
Goldman Sachs Group, Inc. (The)	6,450	1,624,497
Intercontinental Exchange, Inc.	830	60,192
MarketAxess Holdings, Inc.	9,875	2,147,220
MSCI, Inc.	640	95,661
Progressive Corp. (The)	3,420	208,381
S&P Global, Inc.	130	24,838
SEI Investments Co.	36,513	2,735,189
Signature Bank (a)	100	14,195
State Street Corp.	790	78,787
T. Rowe Price Group, Inc.	520	56,144
Western Alliance Bancorp (a)	9,010	523,571
XL Group Ltd.	8,390	463,631
		13,867,871
Health Care - 14.8%
AbbVie, Inc.	8,852	837,842
ABIOMED, Inc. (a)	6,635	1,930,719
Alexion Pharmaceuticals, Inc. (a)	18,425	2,053,650
Align Technology, Inc. (a)	10,813	2,715,468
Alnylam Pharmaceuticals, Inc. (a)	880	104,808
AmerisourceBergen Corp.	5,085	438,378
Amgen, Inc.	8,128	1,385,661
Baxter International, Inc.	123	8,000
Biogen, Inc. (a)	1,040	284,773
Boston Scientific Corp. (a)	14,260	389,583
Bristol-Myers Squibb Co.	1,854	117,266
Bruker Corp.	2,740	81,981
Celgene Corp. (a)	2,850	254,249
Centene Corp. (a)	4,726	505,068

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Health Care - 14.8% (Continued)
Cerner Corp. (a)	30,506	$1,769,348
Cigna Corp.	100	16,774
Cooper Cos., Inc. (The)	2,177	498,119
Edwards Lifesciences Corp. (a)	16,825	2,347,424
Eli Lilly & Co.	2,285	176,790
Exelixis, Inc. (a)	6,530	144,640
Express Scripts Holding Co. (a)	8,183	565,282
HCA Healthcare, Inc.	1,430	138,710
Humana, Inc.	100	26,883
IDEXX Laboratories, Inc. (a)	810	155,026
Illumina, Inc. (a)	1,060	250,604
Incyte Corp. (a)	18,275	1,522,856
Intuitive Surgical, Inc. (a)	520	214,672
Ionis Pharmaceuticals, Inc. (a) (b)	1,652	72,820
Merck & Co., Inc.	13,845	754,137
Mettler-Toledo International, Inc. (a)	350	201,261
Novartis AG - ADR	17,170	1,388,195
Novo Nordisk A/S - ADR	50,259	2,475,256
Premier, Inc. - Class A (a) (b)	3,545	110,994
QIAGEN N.V. (a)	495	15,993
Regeneron Pharmaceuticals, Inc. (a)	7,230	2,489,722
ResMed, Inc.	100	9,847
Teleflex, Inc.	70	17,849
Thermo Fisher Scientific, Inc.	1,110	229,171
UnitedHealth Group, Inc.	5,635	1,205,889
Varian Medical Systems, Inc. (a)	14,108	1,730,346
Veeva Systems, Inc. - Class A (a)	4,470	326,399
Vertex Pharmaceuticals, Inc. (a)	1,390	226,542
Waters Corp. (a)	610	121,177
WellCare Health Plans, Inc. (a)	750	145,223
West Pharmaceutical Services, Inc.	710	62,686
Zoetis, Inc.	34,875	2,912,411
		33,430,492
Industrials - 7.2%
3M Co.	2,610	572,947
Allegion plc	1,300	110,877

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Industrials - 7.2% (Continued)
Allison Transmission Holdings, Inc.	5,670	$221,470
American Airlines Group, Inc.	2,080	108,077
AMETEK, Inc.	1,194	90,708
Boeing Co. (The)	1,980	649,202
C.H. Robinson Worldwide, Inc.	810	75,905
Caterpillar, Inc.	1,580	232,860
Copa Holdings, S.A. - Class A	2,220	285,558
Copart, Inc. (a) (b)	17,681	900,494
CSX Corp.	46,950	2,615,584
Cummins, Inc.	1,666	270,042
Deere & Co.	16,173	2,511,991
Donaldson Co., Inc.	919	41,401
Dun & Bradstreet Corp. (The)	990	115,830
Expeditors International of Washington, Inc.	38,011	2,406,096
Fortive Corp.	2,353	182,405
General Dynamics Corp.	100	22,090
Graco, Inc.	10,170	464,973
Grainger (W.W.), Inc.	1,650	465,745
HD Supply Holdings, Inc. (a)	5,490	208,291
Illinois Tool Works, Inc.	790	123,761
J.B. Hunt Transport Services, Inc.	2,510	294,047
Landstar System, Inc.	300	32,895
Northrop Grumman Corp.	760	265,331
Raytheon Co.	730	157,549
Rockwell Automation, Inc.	870	151,554
Rollins, Inc.	240	12,247
Southwest Airlines Co.	2,845	162,962
Toro Co. (The)	4,840	302,258
TransDigm Group, Inc.	70	21,486
TransUnion (a)	4,020	228,256
Union Pacific Corp.	80	10,754
United Parcel Service, Inc. - Class B	11,457	1,199,090
WABCO Holdings, Inc. (a)	2,400	321,288
Waste Management, Inc.	2,570	216,188
Watsco, Inc.	800	144,776
		16,196,988

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Information Technology - 43.5%
Accenture plc - Class A	1,284	$197,094
Activision Blizzard, Inc.	30,805	2,078,105
Adobe Systems, Inc. (a)	14,130	3,053,210
Alibaba Group Holding Ltd. - ADR (a) (b)	40,225	7,382,896
Alliance Data Systems Corp.	100	21,286
Alphabet, Inc. - Class A (a)	3,875	4,018,918
Alphabet, Inc. - Class C (a)	7,707	7,952,005
ANSYS, Inc. (a)	500	78,345
Apple, Inc.	25,012	4,196,514
Applied Materials, Inc.	17,320	963,165
Arista Networks, Inc. (a)	9,135	2,332,166
Autodesk, Inc. (a)	27,036	3,395,181
Automatic Data Processing, Inc.	5,861	665,106
Broadcom Ltd.	823	193,940
Broadridge Financial Solutions, Inc.	100	10,969
Cadence Design Systems, Inc. (a)	14,970	550,447
CDK Global, Inc.	1,037	65,684
CDW Corp.	700	49,217
Cisco Systems, Inc.	72,681	3,117,288
Citrix Systems, Inc. (a)	3,569	331,203
Cognex Corp.	32,460	1,687,596
Cognizant Technology Solutions Corp. - Class A	610	49,105
Coherent, Inc. (a) (b)	900	168,660
Dell Technologies, Inc. - Class V (a)	1,840	134,706
Electronic Arts, Inc. (a)	3,400	412,216
Euronet Worldwide, Inc. (a)	2,610	205,981
Facebook, Inc. - Class A (a)	65,757	10,507,310
FactSet Research Systems, Inc.	7,015	1,398,931
First Data Corp. - Class A (a)	21,270	340,320
Fortinet, Inc. (a)	750	40,185
Global Payments, Inc.	750	83,640
GoDaddy, Inc. - Class A (a)	5,170	317,541
IAC/InterActiveCorp (a)	1,660	259,591
Intel Corp.	910	47,393
Intuit, Inc.	720	124,812
IPG Photonics Corp. (a)	290	67,680

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Information Technology - 43.5% (Continued)
Jack Henry & Associates, Inc.	6,028	$729,087
KLA-Tencor Corp.	880	95,929
Lam Research Corp.	3,390	688,712
MasterCard, Inc. - Class A	5,637	987,377
Microchip Technology, Inc. (b)	1,560	142,522
Micron Technology, Inc. (a)	7,023	366,179
Microsoft Corp.	66,533	6,072,467
Motorola Solutions, Inc.	3,081	324,429
NetApp, Inc.	2,800	172,732
NVIDIA Corp.	13,386	3,100,063
Oracle Corp.	79,771	3,649,523
Palo Alto Networks, Inc. (a)	1,110	201,487
PayPal Holdings, Inc. (a)	38,360	2,910,373
QUALCOMM, Inc.	39,687	2,199,057
Red Hat, Inc. (a)	19,665	2,940,114
salesforce.com, Inc. (a)	21,095	2,453,349
ServiceNow, Inc. (a)	15,615	2,583,502
Splunk, Inc. (a)	2,840	279,428
Square, Inc. - Class A (a) (b)	4,370	215,004
Take-Two Interactive Software, Inc. (a)	4,450	435,121
Teradyne, Inc.	1,110	50,738
Texas Instruments, Inc.	675	70,126
Total System Services, Inc.	890	76,771
Trimble, Inc. (a)	7,990	286,681
Twitter, Inc. (a)	6,060	175,801
Universal Display Corp. (b)	1,390	140,390
VeriSign, Inc. (a) (b)	1,560	184,954
Visa, Inc. - Class A (b)	78,501	9,390,290
Western Digital Corp.	3,749	345,920
Worldpay, Inc. - Class A (a)	870	71,549
Xilinx, Inc.	3,120	225,389
Zebra Technologies Corp. - Class A (a)	910	126,663
		98,190,133
Materials - 2.0%
AdvanSix, Inc. (a)	216	7,512
Albemarle Corp. (b)	1,340	124,272

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Materials - 2.0% (Continued)
Chemours Co. (The)	3,183	$155,044
FMC Corp.	5,686	435,377
Freeport-McMoRan, Inc. (a)	9,295	163,313
GCP Applied Technologies, Inc. (a)	866	25,157
Graphic Packaging Holding Co.	8,340	128,019
Packaging Corp. of America	490	55,223
Praxair, Inc.	2,585	373,016
Sherwin-Williams Co. (The)	6,225	2,440,947
Silgan Holdings, Inc.	880	24,508
Southern Copper Corp. (b)	2,180	118,112
Steel Dynamics, Inc.	6,080	268,858
W.R. Grace & Co.	95	5,817
Westlake Chemical Corp.	715	79,472
		4,404,647
Telecommunication Services - 0.0% (c)
SBA Communications Corp. (a)	320	54,695
Verizon Communications, Inc.	160	7,651
		62,346
Utilities - 0.0% (c)
NRG Energy, Inc.	610	18,623

Total Common Stocks (Cost $148,114,785)		$220,476,849

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.7%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.49% (d)	3,748,597	$3,748,597
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.71% (d) (e)	134,763	134,763
Total Money Market Funds (Cost $3,883,360)		3,883,360

Total Investments at Value - 99.4% (Cost $151,998,145)		$224,360,209

Other Assets in Excess of Liabilities - 0.6%		1,280,946

Net Assets - 100.0%		$225,641,155

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at March 31, 2018. The total market value of securities on loan at March 31, 2018 was $18,946,714 (Note 5).
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of March 31, 2018.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2018 was $134,763. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $18,922,299 (Note 5).

ADR -	American Depositary Receipt.

See accompanying notes to Schedules of Investments.

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Consumer Discretionary - 6.3%
Adient plc (a)	12,872	$769,231
Advance Auto Parts, Inc.	180	21,339
Best Buy Co., Inc.	100	6,999
BorgWarner, Inc.	569	28,581
Burlington Stores, Inc. (b)	3,265	434,735
Charter Communications, Inc. - Class A (b)	2,066	642,980
Choice Hotels International, Inc.	3,452	276,678
Comcast Corp. - Class A	3,135	107,123
Discovery Communications, Inc. - Series C (b)	9,480	185,050
DISH Network Corp. - Class A (b)	14,950	566,456
Dollar General Corp.	1,185	110,857
Dollar Tree, Inc. (b)	1,490	141,401
Ford Motor Co.	253,285	2,806,397
H&R Block, Inc.	11,085	281,670
Interpublic Group of Cos., Inc. (The)	68,724	1,582,713
John Wiley & Sons, Inc. - Class A	515	32,806
Kohl's Corp.	4,178	273,701
Lennar Corp. - Class A	4,420	260,515
Lennar Corp. - Class B	2,310	110,164
Liberty Broadband Corp. - Series A (a) (b)	1,398	118,550
Liberty Interactive Corp. QVC Group - Series A (b)	7,215	181,602
Michael Kors Holdings Ltd. (b)	1,550	96,224
Michaels Cos., Inc. (The) (a) (b)	6,130	120,822
News Corp. - Class A	37,209	587,902
Omnicom Group, Inc. (a)	21,852	1,587,984
Skechers U.S.A., Inc. - Class A (b)	2,177	84,664
Target Corp.	21,015	1,459,071
Walt Disney Co. (The)	200	20,088
Whirlpool Corp.	4,871	745,799
Yum China Holdings, Inc.	5,260	218,290
Yum! Brands, Inc.	3,245	276,247
		14,136,639
Consumer Staples - 7.8%
Altria Group, Inc.	37,183	2,317,245
Brown-Forman Corp. - Class B	300	16,320

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Consumer Staples - 7.8% (Continued)
Coca-Cola Co. (The)	12,053	$523,462
Colgate-Palmolive Co.	565	40,499
Coty, Inc. - Class A (a)	17,245	315,584
CVS Health Corp.	34,907	2,171,564
Edgewell Personal Care Co. (b)	7,200	351,504
Kellogg Co. (a)	9,253	601,538
Kimberly-Clark Corp.	1,336	147,134
Lamb Weston Holdings, Inc.	2,710	157,776
PepsiCo, Inc.	1,669	182,171
Philip Morris International, Inc.	33,242	3,304,254
Pilgrim's Pride Corp. (b)	7,460	183,591
Pinnacle Foods, Inc.	2,465	133,357
Post Holdings, Inc. (a) (b)	565	42,804
Procter & Gamble Co. (The)	10,582	838,941
Tyson Foods, Inc. - Class A	13,565	992,822
Walgreen Boots Alliance, Inc.	1,570	102,788
Walmart, Inc.	54,696	4,866,303
		17,289,657
Energy - 12.3%
Anadarko Petroleum Corp.	2,625	158,576
Apache Corp.	3,347	128,793
Baker Hughes, a GE Co.	13,167	365,648
BP plc - ADR	91,248	3,699,194
Cabot Oil & Gas Corp.	48,412	1,160,920
Cenovus Energy, Inc. (a)	99,684	851,301
Cheniere Energy, Inc. (b)	3,475	185,739
Chevron Corp.	26,874	3,064,711
Cimarex Energy Co.	2,218	207,383
ConocoPhillips	34,172	2,026,058
Continental Resources, Inc. (b)	4,475	263,801
Diamondback Energy, Inc. (b)	1,718	217,361
Energen Corp. (a) (b)	250	15,715
EOG Resources, Inc.	7,420	781,103
EQT Corp.	4,689	222,774
Exxon Mobil Corp.	39,550	2,950,826
Gulfport Energy Corp. (b)	9,684	93,451

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Energy - 12.3% (Continued)
Halliburton Co.	31,607	$1,483,632
HollyFrontier Corp.	6,230	304,398
Marathon Petroleum Corp.	6,595	482,160
Murphy Oil Corp.	31,401	811,402
Occidental Petroleum Corp.	26,900	1,747,424
Phillips 66	23,969	2,299,106
Pioneer Natural Resources Co.	801	137,596
Royal Dutch Shell plc - Class A - ADR (a)	51,425	3,281,429
RSP Permian, Inc. (b)	480	22,502
Southwestern Energy Co. (b)	18,075	78,265
Targa Resources Corp.	855	37,620
Transocean Ltd. (a) (b)	100	990
World Fuel Services Corp.	8,950	219,723
		27,299,601
Financials - 29.3%
Affiliated Managers Group, Inc.	1,820	345,036
Aflac, Inc.	4,020	175,915
Allstate Corp. (The)	4,866	461,297
Ally Financial, Inc. (a)	7,060	191,679
American Express Co.	28,507	2,659,133
American Financial Group, Inc.	1,061	119,065
American International Group, Inc.	35,996	1,958,902
American National Insurance Co.	985	115,206
Ameriprise Financial, Inc.	302	44,678
Assured Guaranty Ltd.	1,102	39,892
Athene Holding Ltd. - Class A (b)	4,015	191,957
Axis Capital Holdings Ltd.	25,663	1,477,419
Bank of America Corp.	213,086	6,390,449
Bank of Hawaii Corp.	1,305	108,446
Berkshire Hathaway, Inc. - Class B (b)	7,586	1,513,255
BlackRock, Inc.	1,618	876,503
Brighthouse Financial, Inc. (a) (b)	2,836	145,770
Capital One Financial Corp.	25,242	2,418,688
Chubb Ltd.	1,825	249,605
Citigroup, Inc.	60,498	4,083,615
Citizens Financial Group, Inc.	7,082	297,302

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Financials - 29.3% (Continued)
CME Group, Inc.	4,068	$657,958
Comerica, Inc.	1,355	129,985
Commerce Bancshares, Inc. (a)	2,589	155,107
Discover Financial Services	3,891	279,880
E*TRADE Financial Corp. (b)	765	42,389
Everest Re Group Ltd.	2,718	698,037
Fifth Third Bancorp	31,493	999,903
First American Financial Corp.	1,055	61,907
FNF Group	1,470	58,829
Franklin Resources, Inc.	55,205	1,914,509
Fulton Financial Corp.	286	5,077
Genworth Financial, Inc. - Class A (b)	420	1,189
Goldman Sachs Group, Inc. (The)	7,287	1,835,304
Hanover Insurance Group, Inc. (The)	6,950	819,336
Intercontinental Exchange, Inc.	3,115	225,900
Invesco Ltd.	10,594	339,114
JPMorgan Chase & Co.	62,853	6,911,945
KeyCorp	37,708	737,191
Lincoln National Corp.	1,455	106,302
Loews Corp.	33,600	1,670,928
Markel Corp. (b)	20	23,405
Mercury General Corp.	386	17,706
MetLife, Inc.	34,202	1,569,530
Morgan Stanley	32,255	1,740,480
PNC Financial Services Group, Inc. (The)	8,071	1,220,658
Popular, Inc.	15,383	640,240
Principal Financial Group, Inc.	180	10,964
ProAssurance Corp.	2,643	128,318
Progressive Corp. (The)	3,710	226,050
Prudential Financial, Inc.	235	24,334
Regions Financial Corp.	61,297	1,138,898
State Street Corp.	34,904	3,480,975
SVB Financial Group (b)	80	19,201
Synchrony Financial	15,046	504,492
Synovus Financial Corp.	12,095	604,024
T. Rowe Price Group, Inc.	1,725	186,248

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Financials - 29.3% (Continued)
Torchmark Corp.	230	$19,359
U.S. Bancorp	6,253	315,777
UBS Group AG (a)	66,274	1,170,399
Unum Group	40	1,904
Voya Financial, Inc.	26,774	1,352,087
Wells Fargo & Co.	110,339	5,782,867
Western Alliance Bancorp (b)	5,605	325,707
Willis Towers Watson plc	2,219	337,710
XL Group Ltd.	49,808	2,752,391
		65,108,326
Health Care - 12.8%
Agilent Technologies, Inc.	1,890	126,441
Alexion Pharmaceuticals, Inc. (b)	80	8,917
Alnylam Pharmaceuticals, Inc. (b)	120	14,292
Amgen, Inc.	9,508	1,620,924
Anthem, Inc.	1,908	419,188
Baxter International, Inc.	4,420	287,477
Biogen, Inc. (b)	170	46,549
Bio-Rad Laboratories, Inc. - Class A (b)	798	199,564
Bristol-Myers Squibb Co.	50	3,163
Cardinal Health, Inc.	27,293	1,710,725
Centene Corp. (b)	7,001	748,197
Cigna Corp.	921	154,489
Cooper Cos., Inc. (The)	2,682	613,669
Danaher Corp.	1,895	185,539
DaVita, Inc. (b)	6,875	453,338
Express Scripts Holding Co. (b)	23,968	1,655,709
HCA Healthcare, Inc.	6,845	663,965
Humana, Inc.	10	2,688
Johnson & Johnson	30,645	3,927,157
Laboratory Corp. of America Holdings (b)	140	22,645
McKesson Corp.	10,837	1,526,608
Medtronic plc	229	18,370
Merck & Co., Inc.	68,990	3,757,885
Mylan N.V. (b)	69,137	2,846,370
Perrigo Co. plc	675	56,255

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Health Care - 12.8% (Continued)
Pfizer, Inc.	149,016	$5,288,578
Premier, Inc. - Class A (a) (b)	2,005	62,777
QIAGEN N.V. (b)	1,078	34,830
Sanofi - ADR (a)	28,952	1,160,396
Teleflex, Inc.	786	200,414
Thermo Fisher Scientific, Inc.	1,329	274,385
United Therapeutics Corp. (b)	1,423	159,888
WellCare Health Plans, Inc. (b)	1,275	246,878
		28,498,270
Industrials - 8.9%
AECOM (b)	5,920	210,930
American Airlines Group, Inc.	1,255	65,210
AMETEK, Inc.	4,475	339,966
Caterpillar, Inc.	6,073	895,039
Copa Holdings, S.A. - Class A	1,200	154,356
Crane Co.	1,150	106,651
Cummins, Inc.	1,715	277,984
Deere & Co.	1,679	260,782
Dover Corp.	20,012	1,965,579
Dun & Bradstreet Corp. (The)	345	40,365
Expeditors International of Washington, Inc.	4,500	284,850
Fortive Corp.	1,220	94,574
Fortune Brands Home & Security, Inc.	585	34,451
General Dynamics Corp.	120	26,508
General Electric Co.	155,708	2,098,944
Grainger (W.W.), Inc.	1,879	530,385
Ingersoll-Rand plc	1,544	132,027
Johnson Controls International plc	52,771	1,859,649
Kennametal, Inc. (a)	2,446	98,231
L3 Technologies, Inc.	1,761	366,288
Norfolk Southern Corp.	8,700	1,181,286
Old Dominion Freight Line, Inc.	10	1,470
Owens Corning	969	77,908
Parker-Hannifin Corp.	4,354	744,665
Quanta Services, Inc. (b)	1,215	41,735
Raytheon Co.	6,030	1,301,395

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Industrials - 8.9% (Continued)
Republic Services, Inc.	2,045	$135,440
Roper Technologies, Inc.	919	257,954
Southwest Airlines Co.	26,652	1,526,627
Spirit AeroSystems Holdings, Inc. - Class A	425	35,573
Spirit Airlines, Inc. (a) (b)	2,090	78,960
Stanley Black & Decker, Inc.	14,232	2,180,342
United Technologies Corp.	15,935	2,004,941
Waste Management, Inc.	4,945	415,974
WESCO International, Inc. (b)	775	48,089
Xylem, Inc.	40	3,077
		19,878,205
Information Technology - 9.4%
Apple, Inc.	1,524	255,697
Applied Materials, Inc.	4,690	260,811
Arrow Electronics, Inc. (b)	100	7,702
Autodesk, Inc. (b)	3,050	383,019
Booz Allen Hamilton Holding Corp.	6,099	236,153
Cisco Systems, Inc.	41,712	1,789,028
Cognizant Technology Solutions Corp. - Class A	17,996	1,448,678
Dolby Laboratories, Inc. - Class A	220	13,983
eBay, Inc. (b)	15,220	612,452
Fidelity National Information Services, Inc.	100	9,630
First Solar, Inc. (b)	220	15,616
Hewlett Packard Enterprise Co.	106,654	1,870,711
HP, Inc.	390	8,549
Intel Corp.	23,857	1,242,473
International Business Machines Corp.	9,829	1,508,064
Jabil, Inc.	300	8,619
Juniper Networks, Inc.	5,464	132,939
Marvell Technology Group Ltd. (a)	19,020	399,420
Micro Focus International plc - ADR	29,236	410,473
Micron Technology, Inc. (b)	8,769	457,216
Microsoft Corp.	10,049	917,172
NetApp, Inc.	4,905	302,589
ON Semiconductor Corp. (b)	3,505	85,732
Oracle Corp.	85,448	3,909,247

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Information Technology - 9.4% (Continued)
Qorvo, Inc. (b)	240	$16,908
QUALCOMM, Inc.	24,000	1,329,839
Sabre Corp.	10,785	231,338
SS&C Technologies Holdings, Inc.	100	5,364
Synopsys, Inc. (b)	4,274	355,768
TE Connectivity Ltd.	7,736	772,827
Teradyne, Inc.	5,915	270,375
Trimble, Inc. (b)	14,065	504,652
Twitter, Inc. (b)	6,450	187,115
Vishay Intertechnology, Inc.	4	74
Western Digital Corp.	6,819	629,189
Xilinx, Inc.	3,585	258,980
		20,848,402
Materials - 2.9%
Air Products & Chemicals, Inc.	704	111,957
Albemarle Corp. (a)	2,835	262,918
AptarGroup, Inc.	2,976	267,334
Avery Dennison Corp.	605	64,281
Ball Corp. (a)	1,370	54,403
Bemis Co., Inc.	2,156	93,829
Cabot Corp.	1,770	98,624
Celanese Corp. - Series A	11,071	1,109,425
CF Industries Holdings, Inc.	3,185	120,170
DowDuPont, Inc.	37,188	2,369,248
Eastman Chemical Co.	1,055	111,387
Freeport-McMoRan, Inc. (b)	20,090	352,981
Newmont Mining Corp.	2,848	111,271
Nucor Corp.	200	12,218
Praxair, Inc.	834	120,346
Sonoco Products Co.	3,428	166,258
Southern Copper Corp. (a)	5,156	279,352
Steel Dynamics, Inc.	8,705	384,936
United States Steel Corp.	3,925	138,121
W.R. Grace & Co.	10	612
Westlake Chemical Corp.	1,345	149,497
		6,379,168

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Real Estate - 0.8%
American Homes 4 Rent - Class A	11,390	$228,711
Camden Property Trust	970	81,655
CBRE Group, Inc. - Class A (b)	4,275	201,866
Equity Residential	1,990	122,624
HCP, Inc.	34,249	795,603
Howard Hughes Corp. (The) (b)	695	96,695
Park Hotels & Resorts, Inc. (a)	5,240	141,585
Prologis, Inc.	2,000	125,980
Quality Care Properties, Inc. (b)	1,692	32,876
Realogy Holdings Corp. (a)	1,175	32,054
Sun Communities, Inc.	15	1,371
		1,861,020
Telecommunication Services - 2.5%
AT&T, Inc.	81,346	2,899,985
Telephone & Data Systems, Inc.	926	25,956
T-Mobile US, Inc. (b)	3,240	197,769
Verizon Communications, Inc.	49,685	2,375,937
		5,499,647
Utilities - 3.2%
Aqua America, Inc.	2,535	86,342
Avangrid, Inc.	24,616	1,258,370
CenterPoint Energy, Inc.	5,453	149,412
Dominion Energy, Inc.	155	10,452
DTE Energy Co.	207	21,611
Edison International	25,291	1,610,025
Entergy Corp.	28,870	2,274,378
FirstEnergy Corp.	1,015	34,520
Hawaiian Electric Industries, Inc. (a)	885	30,426
MDU Resources Group, Inc.	4,920	138,547
National Fuel Gas Co.	835	42,961
NextEra Energy, Inc.	140	22,866
NRG Energy, Inc.	16,325	498,402
PG&E Corp.	2,550	112,022
PPL Corp.	2,275	64,360
SCANA Corp. (a)	460	17,273
Vectren Corp.	5,936	379,429

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Utilities - 3.2% (Continued)
Vistra Energy Corp. (a) (b)	15,090	$314,325
		7,065,721

Total Common Stocks (Cost $184,486,508)		$213,864,656

RIGHTS - 0.0%	Shares	Value
Safeway CVR – Property Development Centers, LLC (PDC) (b) (c) (Cost $0)	1,118	$0

WILSHIRE LARGE COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.3%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.49% (d)	14,009,080	$14,009,080
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.71% (d) (e)	2,220,932	2,220,932
Total Money Market Funds (Cost $16,230,012)		16,230,012

Total Investments at Value - 103.5% (Cost $200,716,520)		$230,094,668

Liabilities in Excess of Other Assets - (3.5%)		(7,702,418)

Net Assets - 100.0%		$222,392,250

(a)	This security or a partial position of this security is on loan at March 31, 2018. The total market value of securities on loan at March 31, 2018 was $8,355,275 (Note 5).
(b)	Non-income producing security.
(c)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of March 31, 2018, representing 0.0% of net assets (Note 1).
(d)	The rate shown is the 7-day effective yield as of March 31, 2018.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2018 was $2,220,932. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $6,225,585 (Note 5).

ADR -	American Depositary Receipt.
CVR -	Contingent Value Right.

See accompanying notes to Schedules of Investments.

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Consumer Discretionary - 9.4%
At Home Group, Inc. (a) (b)	20	$641
BJ's Restaurants, Inc.	25	1,123
Bridgepoint Education, Inc. (a)	252	1,698
Caesars Entertainment Corp. (a)	2,765	31,106
Camping World Holdings, Inc. - Class A	2,414	77,852
Capella Education Co.	515	44,985
Cavco Industries, Inc. (a)	275	47,781
Children's Place, Inc. (The) (b)	317	42,874
Columbia Sportswear Co.	150	11,465
Cooper-Standard Holdings, Inc. (a)	605	74,299
Crocs, Inc. (a) (b)	4,605	74,830
Culp, Inc.	226	6,904
Dana, Inc.	375	9,660
Dave & Buster's Entertainment, Inc. (a) (b)	1,800	75,132
Deckers Outdoor Corp. (a)	825	74,275
Denny's Corp. (a)	714	11,017
Dorman Products, Inc. (a) (b)	480	31,781
Entravision Communications Corp. - Class A	1,195	5,617
Five Below, Inc. (a) (b)	1,478	108,396
Fox Factory Holding Corp. (a)	25	873
Grand Canyon Education, Inc. (a)	1,939	203,440
Groupon, Inc. (a) (b)	9,350	40,579
Horizon Global Corp. (a) (b)	270	2,225
IMAX Corp. (a)	650	12,480
Installed Building Products, Inc. (a)	150	9,008
Jack in the Box, Inc.	1,125	95,996
KB Home	100	2,845
Kirkland's, Inc. (a)	940	9,109
La-Z-Boy, Inc. (b)	1,055	31,597
LCI Industries	5,247	546,475
Liberty Tax, Inc. (b)	210	2,121
Lindblad Expeditions Holdings, Inc. (a) (b)	1,890	19,410
M/I Homes, Inc. (a)	1,820	57,967
Malibu Boats, Inc. - Class A (a)	8,991	298,591
Marriott Vacations Worldwide Corp.	120	15,984

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Consumer Discretionary - 9.4% (Continued)
MCBC Holdings, Inc. (a)	965	$24,318
Monarch Casino & Resort, Inc. (a)	10	423
New York Times Co. (The) - Class A (b)	3,355	80,855
Nutrisystem, Inc.	1,825	49,183
Papa John's International, Inc. (b)	1,070	61,311
Penn National Gaming, Inc. (a)	810	21,271
Pinnacle Entertainment, Inc. (a)	3,600	108,540
Planet Fitness, Inc. - Class A (a)	2,655	100,279
Ruth's Hospitality Group, Inc.	115	2,812
Scientific Games Corp. (a) (b)	735	30,576
Shiloh Industries, Inc. (a)	2,235	19,445
Shutterfly, Inc. (a)	330	26,813
Sleep Number Corp. (a) (b)	1,100	38,665
Sonic Corp. (b)	11,135	280,936
Sotheby's (a)	545	27,964
Standard Motor Products, Inc.	1,249	59,414
Steven Madden Ltd.	26,752	1,174,412
Stoneridge, Inc. (a)	570	15,732
Strayer Education, Inc. (b)	70	7,074
Taylor Morrison Home Corp. - Class A (a)	7,295	169,828
Tenneco, Inc.	125	6,859
Texas Roadhouse, Inc.	1,270	73,381
Tile Shop Holdings, Inc. (b)	690	4,140
TopBuild Corp. (a)	4,180	319,854
tronc, Inc. (a)	490	8,046
William Lyon Homes - Class A (a)	70	1,924
Winmark Corp.	455	59,514
Winnebago Industries, Inc.	320	12,032
Wolverine World Wide, Inc.	115	3,324
		4,869,061
Consumer Staples - 5.5%
Calavo Growers, Inc. (b)	9,015	831,183
Central Garden & Pet Co. - Class A (a)	1,820	72,090
e.l.f. Beauty, Inc. (a) (b)	16,597	321,484
Inter Parfums, Inc.	17,455	823,003
J & J Snack Foods Corp. (b)	3,705	505,955

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Consumer Staples - 5.5% (Continued)
Medifast, Inc.	975	$91,114
National Beverage Corp. (b)	1,325	117,952
Performance Food Group Co. (a)	1,227	36,626
Primo Water Corp. (a)	5,040	59,018
		2,858,425
Energy - 2.7%
Adams Resources & Energy, Inc.	50	2,175
Bonanza Creek Energy, Inc. (a)	429	11,888
Callon Petroleum Co. (a) (b)	35,365	468,232
Carrizo Oil & Gas, Inc. (a) (b)	298	4,768
Matador Resources Co. (a)	1,020	30,508
SRC Energy, Inc. (a) (b)	2,050	19,332
Ultra Petroleum Corp. (a) (b)	3,345	13,949
WildHorse Resource Development Corp. (a) (b)	45,210	863,058
		1,413,910
Financials - 8.5%
Artisan Partners Asset Management, Inc. - Class A	200	6,660
Atlas Financial Holdings, Inc. (a)	1,095	11,333
Banc of California, Inc. (b)	55,460	1,070,377
CenterState Bank Corp.	24,660	654,230
Central Pacific Financial Corp.	205	5,834
Charter Financial Corp.	866	17,658
County Bancorp, Inc.	105	3,067
Donnelley Financial Solutions, Inc. (a)	200	3,434
Eagle Bancorp, Inc. (a)	808	48,359
eHealth, Inc. (a)	1,490	21,322
Essent Group Ltd. (a)	5,380	228,973
Evercore, Inc. - Class A	1,560	136,031
Financial Engines, Inc.	1,735	60,725
Green Dot Corp. - Class A (a)	2,385	153,022
Hallmark Financial Services, Inc. (a)	100	892
LegacyTexas Financial Group, Inc.	19,400	830,707
Marlin Business Services Corp.	450	12,758
Meta Financial Group, Inc.	205	22,386
National General Holdings Corp. (b)	115	2,796
Piper Jaffray Cos. (b)	270	22,424

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Financials - 8.5% (Continued)
Preferred Bank	760	$48,792
Primerica, Inc.	320	30,912
Pzena Investment Management, Inc. - Class A	4,535	50,475
Regional Management Corp. (a)	335	10,666
ServisFirst Bancshares, Inc.	315	12,858
Silvercrest Asset Management Group, Inc. - Class A	441	6,703
South State Corp.	4,270	364,231
Texas Capital Bancshares, Inc. (a)	1,035	93,047
Third Point Reinsurance Ltd. (a)	6,090	84,956
Universal Insurance Holdings, Inc.	2,800	89,319
Veritex Holdings, Inc. (a)	10,250	283,618
WisdomTree Investments, Inc.	2,080	19,074
		4,407,639
Health Care - 23.1%
Acorda Therapeutics, Inc. (a) (b)	2,085	49,310
Addus HomeCare Corp. (a)	910	44,272
Aerie Pharmaceuticals, Inc. (a) (b)	750	40,688
Aimmune Therapeutics, Inc. (a) (b)	1,855	59,045
Akebia Therapeutics, Inc. (a) (b)	3,360	32,021
Alder Biopharmaceuticals, Inc. (a) (b)	965	12,256
Amedisys, Inc. (a)	2,565	154,772
Amicus Therapeutics, Inc. (a) (b)	3,600	54,144
Anika Therapeutics, Inc. (a) (b)	920	45,742
Arena Pharmaceuticals, Inc. (a)	150	5,925
Array BioPharma, Inc. (a) (b)	5,535	90,331
Audentes Therapeutics, Inc. (a)	240	7,212
Avexis, Inc. (a)	630	77,855
BioSpecifics Technologies Corp. (a)	550	24,387
bluebird bio, Inc. (a) (b)	495	84,521
Blueprint Medicines Corp. (a)	420	38,514
Calithera Biosciences, Inc. (a)	480	3,024
Cambrex Corp. (a)	16,589	867,605
Cantel Medical Corp.	6,255	696,869
Capital Senior Living Corp. (a) (b)	6,835	73,476
Catalent, Inc. (a)	2,829	116,159
Chemed Corp. (b)	764	208,464

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Health Care - 23.1% (Continued)
Clovis Oncology, Inc. (a) (b)	1,745	$92,136
Corcept Therapeutics, Inc. (a) (b)	3,259	53,611
CorVel Corp. (a) (b)	3,234	163,478
Cotiviti Holdings, Inc. (a)	13,370	460,463
Cytokinetics, Inc. (a)	469	3,377
CytomX Therapeutics, Inc. (a)	875	24,894
Dermira, Inc. (a)	1,140	9,109
Emergent BioSolutions, Inc. (a)	1,240	65,286
Encompass Health Corp.	2,750	157,218
Enzo Biochem, Inc. (a)	340	1,863
Esperion Therapeutics, Inc. (a) (b)	190	13,743
Exact Sciences Corp. (a) (b)	3,588	144,704
FibroGen, Inc. (a)	1,485	68,607
Foundation Medicine, Inc. (a) (b)	150	11,813
Genomic Health, Inc. (a)	2,285	71,498
Global Blood Therapeutics, Inc. (a)	620	29,946
Haemonetics Corp. (a)	1,825	133,517
Halozyme Therapeutics, Inc. (a) (b)	4,435	86,882
HealthEquity, Inc. (a)	1,090	65,989
Heron Therapeutics, Inc. (a) (b)	640	17,664
ImmunoGen, Inc. (a)	2,545	26,773
Innoviva, Inc. (a) (b)	3,280	54,678
Inogen, Inc. (a)	1,355	166,448
Insmed, Inc. (a) (b)	2,685	60,466
Insulet Corp. (a)	430	37,272
iRhythm Technologies, Inc. (a)	50	3,148
Ironwood Pharmaceuticals, Inc. (a) (b)	3,680	56,782
Lantheus Holdings, Inc. (a)	2,010	31,959
LeMaitre Vascular, Inc.	8,020	290,565
LHC Group, Inc. (a)	1,055	64,946
Ligand Pharmaceuticals, Inc. (a) (b)	120	19,819
Loxo Oncology, Inc. (a)	120	13,844
Magellan Health, Inc. (a)	740	79,254
Masimo Corp. (a)	1,280	112,576
Medidata Solutions, Inc. (a) (b)	9,375	588,844
Meridian Bioscience, Inc.	1,950	27,690

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Health Care - 23.1% (Continued)
Merit Medical Systems, Inc. (a)	810	$36,734
Molina Healthcare, Inc. (a) (b)	1,708	138,655
MyoKardia, Inc. (a) (b)	490	23,912
Nektar Therapeutics (a) (b)	3,857	409,844
Neogen Corp. (a)	6,207	415,807
Novocure Ltd. (a)	100	2,180
NuVasive, Inc. (a) (b)	2,240	116,950
Orthofix International N.V. (a)	660	38,795
Pacira Pharmaceuticals, Inc. (a)	630	19,625
Paratek Pharmaceuticals, Inc. (a)	600	7,800
Penumbra, Inc. (a) (b)	120	13,878
Phibro Animal Health Corp. - Class A	2,460	97,662
Pieris Pharmaceuticals, Inc. (a)	510	3,478
Portola Pharmaceuticals, Inc. (a)	1,340	43,764
PRA Health Sciences, Inc. (a)	16,025	1,329,434
Prestige Brands Holdings, Inc. (a) (b)	11,086	373,819
Providence Service Corp. (The) (a)	1,570	108,550
Puma Biotechnology, Inc. (a) (b)	1,275	86,764
Quidel Corp. (a)	810	41,966
Repligen Corp. (a) (b)	18,829	681,234
Revance Therapeutics, Inc. (a)	440	13,552
Sage Therapeutics, Inc. (a)	1,507	242,733
Sangamo Therapeutics, Inc. (a)	2,655	50,445
Sarepta Therapeutics, Inc. (a) (b)	815	60,383
Spark Therapeutics, Inc. (a) (b)	360	23,972
Supernus Pharmaceuticals, Inc. (a) (b)	13,125	601,124
Tabula Rasa HealthCare, Inc. (a)	16,170	627,396
Tivity Health, Inc. (a)	2,215	87,825
Triple-S Management Corp. - Class B (a)	100	2,614
Ultragenyx Pharmaceutical, Inc. (a) (b)	1,095	55,834
Vanda Pharmaceuticals, Inc. (a)	1,855	31,257
Versartis, Inc. (a)	736	1,214
Vocera Communications, Inc. (a)	1,460	34,193
Wright Medical Group N.V. (a) (b)	570	11,309
Xencor, Inc. (a)	1,063	31,869
		11,964,025

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 17.8%
ABM Industries, Inc.	20	$670
Aerojet Rocketdyne Holdings, Inc. (a)	1,875	52,444
Air Transport Services Group, Inc. (a)	575	13,409
American Woodmark Corp. (a)	1,391	136,943
Applied Industrial Technologies, Inc.	1,170	85,293
ARC Document Solutions, Inc. (a)	2,805	6,171
ArcBest Corp. (b)	555	17,788
Atkore International Group, Inc. (a)	1,230	24,416
Barrett Business Services, Inc.	985	81,637
Beacon Roofing Supply, Inc. (a)	2,417	128,270
Brady Corp. - Class A	1,235	45,880
Brink's Co. (The)	2,445	174,451
Builders FirstSource, Inc. (a)	2,270	45,037
CAI International, Inc. (a) (b)	2,769	58,869
Comfort Systems USA, Inc.	2,830	116,738
Commercial Vehicle Group, Inc. (a)	108	837
Continental Building Products, Inc. (a)	3,600	102,780
CSW Industrials, Inc. (a)	680	30,634
Daseke, Inc. (a)	100	979
EMCOR Group, Inc.	1,800	140,274
EnerSys	1,615	112,033
Exponent, Inc.	1,318	103,661
Forward Air Corp.	1,785	94,355
Generac Holdings, Inc. (a)	2,625	120,513
GMS, Inc. (a)	40	1,222
Gorman-Rupp Co. (The)	507	14,830
Granite Construction, Inc.	2,550	142,442
Harsco Corp. (a)	2,496	51,542
Hawaiian Holdings, Inc. (b)	470	18,189
Healthcare Services Group, Inc.	2,365	102,830
Heritage-Crystal Clean, Inc. (a)	205	4,828
Herman Miller, Inc.	285	9,106
Hudson Technologies, Inc. (a) (b)	3,685	18,204
Insperity, Inc.	1,215	84,503
Insteel Industries, Inc.	19,806	547,239
Interface, Inc.	2,270	57,204

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 17.8% (Continued)
JELD-WEN Holdings, Inc. (a)	3,580	$109,620
Kadant, Inc.	238	22,491
Kennametal, Inc. (b)	3,825	153,612
Kimball International, Inc. - Class B	2,075	35,358
Knight-Swift Transportation Holdings, Inc.	3,725	171,387
Knoll, Inc.	34,082	688,115
Kornit Digital Ltd. (a) (b)	3,825	49,343
Lydall, Inc. (a)	690	33,293
MasTec, Inc. (a)	2,695	126,800
Mercury Systems, Inc. (a)	12,445	601,342
Milacron Holdings Corp. (a)	80	1,611
Mistras Group, Inc. (a)	520	9,849
Mueller Industries, Inc.	858	22,445
Multi-Color Corp. (b)	140	9,247
MYR Group, Inc. (a)	1,081	33,316
Navistar International Corp. (a)	140	4,896
NCI Building Systems, Inc. (a)	111	1,965
On Assignment, Inc. (a)	170	13,920
Patrick Industries, Inc. (a)	942	58,263
PGT Innovations, Inc. (a)	26,360	491,613
Ply Gem Holdings, Inc. (a)	570	12,312
Primoris Services Corp.	470	11,741
Quad/Graphics, Inc.	2,694	68,293
Saia, Inc. (a)	17,270	1,297,841
Simpson Manufacturing Co., Inc.	1,540	88,689
SiteOne Landscape Supply, Inc. (a) (b)	12,701	978,486
SPX Corp. (a)	1,188	38,586
SPX FLOW, Inc. (a)	160	7,870
Standex International Corp.	595	56,733
Steelcase, Inc. - Class A	520	7,072
Sterling Construction Co., Inc. (a) (b)	2,380	27,275
TPI Composites, Inc. (a)	2,380	53,431
Trex Co., Inc. (a)	850	92,455
TriNet Group, Inc. (a)	2,915	135,023
TrueBlue, Inc. (a)	980	25,382
Tutor Perini Corp. (a)	680	14,994

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 17.8% (Continued)
Vectrus, Inc. (a)	705	$26,254
Wabash National Corp.	695	14,463
WageWorks, Inc. (a)	18,025	814,729
Woodward, Inc.	545	39,055
YRC Worldwide, Inc. (a)	235	2,075
		9,197,466
Information Technology - 25.9%
2U, Inc. (a)	515	43,275
A10 Networks, Inc. (a) (b)	2,495	14,521
ADTRAN, Inc.	20	311
Advanced Energy Industries, Inc. (a)	2,850	182,115
Alarm.com Holdings, Inc. (a) (b)	2,495	94,161
Amkor Technology, Inc. (a)	2,280	23,096
AppFolio, Inc. - Class A (a)	220	8,987
Apptio, Inc. - Class A (a)	410	11,619
Aspen Technology, Inc. (a)	210	16,567
Axcelis Technologies, Inc. (a)	1,135	27,921
Badger Meter, Inc. (b)	460	21,689
Blackbaud, Inc. (b)	150	15,272
Box, Inc. - Class A (a)	24,380	501,008
Brightcove, Inc. (a)	250	1,738
Cabot Microelectronics Corp.	5,895	631,412
CalAmp Corp. (a)	2,500	57,200
Carbonite, Inc. (a)	315	9,072
Care.com, Inc. (a)	4,500	73,215
Cass Information Systems, Inc.	1,101	65,521
CEVA, Inc. (a)	12,749	461,514
ChannelAdvisor Corp. (a)	735	6,689
Cirrus Logic, Inc. (a)	4,005	162,723
Cloudera, Inc. (a) (b)	2,783	60,057
CommVault Systems, Inc. (a)	2,147	122,808
Control4 Corp. (a) (b)	1,910	41,027
Cornerstone OnDemand, Inc. (a)	2,208	86,355
Coupa Software, Inc. (a)	10	456
CSG Systems International, Inc.	1,055	47,781
DHI Group, Inc. (a)	115	184

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Information Technology - 25.9% (Continued)
Ellie Mae, Inc. (a) (b)	5,088	$467,791
Entegris, Inc.	2,785	96,918
Envestnet, Inc. (a)	1,655	94,832
EPAM Systems, Inc. (a)	1,330	152,312
ePlus, Inc. (a)	15	1,166
Etsy, Inc. (a)	2,130	59,768
Euronet Worldwide, Inc. (a)	830	65,504
Everi Holdings, Inc. (a)	11,367	74,681
EVERTEC, Inc.	1,135	18,557
ExlService Holdings, Inc. (a)	473	26,379
Extreme Networks, Inc. (a)	1,230	13,616
Fabrinet (a)	635	19,926
Fair Isaac Corp. (a)	609	103,146
Five9, Inc. (a)	1,650	49,154
GrubHub, Inc. (a) (b)	2,935	297,813
Hortonworks, Inc. (a)	3,045	62,027
HubSpot, Inc. (a) (b)	320	34,656
Imperva, Inc. (a)	1,700	73,610
Information Services Group, Inc. (a)	2,325	9,719
Inphi Corp. (a) (b)	11,475	345,398
Insight Enterprises, Inc. (a)	2,515	87,848
Instructure, Inc. (a)	1,220	51,423
Intevac, Inc. (a)	3,775	26,048
Itron, Inc. (a)	350	25,043
LogMeIn, Inc.	205	23,688
Lumentum Holdings, Inc. (a) (b)	1,260	80,388
MAXIMUS, Inc.	13,995	934,026
MaxLinear, Inc. (a)	17,440	396,760
Methode Electronics, Inc.	1,135	44,378
MINDBODY, Inc. - Class A (a) (b)	23,202	902,557
MKS Instruments, Inc.	1,575	182,149
Nanometrics, Inc. (a)	3,085	82,987
New Relic, Inc. (a)	1,635	121,186
NIC, Inc.	1,845	24,539
Nutanix, Inc. - Class A (a) (b)	4,150	203,806
NVE Corp. (b)	1,037	86,185

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Information Technology - 25.9% (Continued)
Okta, Inc. (a) (b)	700	$27,895
OSI Systems, Inc. (a) (b)	430	28,066
Paylocity Holding Corp. (a)	340	17,418
Pegasystems, Inc.	25,755	1,562,040
Plantronics, Inc.	1,535	92,668
Plexus Corp. (a)	314	18,755
Progress Software Corp.	2,650	101,893
Proofpoint, Inc. (a)	1,085	123,310
Pure Storage, Inc. - Class A (a)	270	5,387
Q2 Holdings, Inc. (a)	604	27,512
Qualys, Inc. (a)	17,871	1,300,114
Rapid7, Inc. (a)	615	15,726
RealPage, Inc. (a)	490	25,235
RingCentral, Inc. - Class A (a) (b)	1,315	83,503
Rogers Corp. (a)	85	10,161
Science Applications International Corp.	190	14,972
Semtech Corp. (a)	670	26,164
Shutterstock, Inc. (a)	850	40,928
Silicon Laboratories, Inc. (a)	4,460	400,954
SPS Commerce, Inc. (a)	555	35,559
Stamps.com, Inc. (a) (b)	431	86,653
SYNNEX Corp.	60	7,104
Syntel, Inc. (a)	1,351	34,491
Take-Two Interactive Software, Inc. (a)	672	65,708
Tech Data Corp. (a)	85	7,236
TTEC Holdings, Inc.	693	21,275
TTM Technologies, Inc. (a)	2,295	35,091
Ultra Clean Holdings, Inc. (a) (b)	2,495	48,029
Virtusa Corp. (a)	90	4,361
WNS Holdings Ltd. - ADR (a)	15,530	703,975
XO Group, Inc. (a)	4,794	99,476
Yelp, Inc. (a)	2,113	88,218
Zendesk, Inc. (a)	1,885	90,235
Zix Corp. (a)	11,703	49,972
		13,428,362

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Materials - 3.3%
AdvanSix, Inc. (a)	1,197	$41,632
American Vanguard Corp.	1,360	27,472
Ferro Corp. (a)	120	2,786
Greif, Inc. - Class A	895	46,764
Ingevity Corp. (a)	2,125	156,591
Kaiser Aluminum Corp. (b)	805	81,225
KMG Chemicals, Inc.	910	54,555
Koppers Holdings, Inc. (a)	1,955	80,351
Kraton Corp. (a)	25	1,193
Kronos Worldwide, Inc.	3,247	73,382
Louisiana-Pacific Corp.	8,745	251,593
Minerals Technologies, Inc.	15	1,004
Myers Industries, Inc.	4,195	88,724
Neenah Paper, Inc.	79	6,194
Quaker Chemical Corp.	5,110	756,944
Sensient Technologies Corp.	230	16,233
		1,686,643
Real Estate - 0.1%
Marcus & Millichap, Inc. (a)	460	16,588
RMR Group, Inc. (The) - Class A	835	58,408
		74,996
Telecommunication Services - 1.0%
Boingo Wireless, Inc. (a)	970	24,027
Cogent Communications Holdings, Inc.	10,335	448,540
ORBCOMM, Inc. (a)	320	2,998
Vonage Holdings Corp. (a)	2,785	29,660
		505,225
Utilities - 0.1%
American States Water Co.	450	23,877
MGE Energy, Inc.	630	35,343
		59,220

Total Common Stocks (Cost $40,957,778)		$50,464,972

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

RIGHTS - 0.0%	Shares	Value
Dyax Corp. (a) (b) (c) (Cost $0)	860	$0

MONEY MARKET FUNDS - 8.5%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.49% (d)	1,359,962	$1,359,962
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.71% (d) (e)	3,037,713	3,037,713
Total Money Market Funds (Cost $4,397,675)		4,397,675

Total Investments at Value - 105.9% (Cost $45,355,453)		$54,862,647

Liabilities in Excess of Other Assets - 5.9%		(3,044,234)

Net Assets - 100.0%		$51,818,413

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at March 31, 2018. The total market value of securities on loan at March 31, 2018 was $11,607,690 (Note 5).
(c)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of March 31, 2018, representing 0.0% of net assets (Note 1).
(d)	The rate shown is the 7-day effective yield as of March 31, 2018.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2018 was $3,037,713. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $8,663,827 (Note 5).

ADR -	American Depositary Receipt.

See accompanying notes to Schedules of Investments.

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Consumer Discretionary - 10.6%
Aaron's, Inc.	2,956	$137,751
Adtalem Global Education, Inc. (a)	1,765	83,926
American Axle & Manufacturing Holdings, Inc. (a) (b)	460	7,001
American Eagle Outfitters, Inc.	2,262	45,082
American Public Education, Inc. (a)	1,464	62,952
Barnes & Noble Education, Inc. (a)	1,851	12,753
Barnes & Noble, Inc. (b)	3,463	17,142
Beazer Homes USA, Inc. (a)	230	3,669
Bridgepoint Education, Inc. (a)	200	1,348
Caesars Entertainment Corp. (a)	18,135	204,019
Caleres, Inc.	200	6,720
Callaway Golf Co.	490	8,016
Career Education Corp. (a) (b)	1,895	24,900
Century Casinos, Inc. (a)	1,020	7,609
Chico's FAS, Inc. (b)	6,884	62,231
Citi Trends, Inc.	320	9,891
Columbia Sportswear Co.	1,145	87,512
Crocs, Inc. (a) (b)	5,307	86,239
Dana, Inc.	3,528	90,881
Deckers Outdoor Corp. (a) (b)	3,359	302,411
Del Taco Restaurants, Inc. (a)	200	2,072
Denny's Corp. (a)	514	7,931
DSW, Inc. - Class A (b)	3,801	85,370
Ethan Allen Interiors, Inc.	100	2,295
Express, Inc. (a) (b)	3,494	25,017
Finish Line, Inc. (The) - Class A (b)	1,561	21,136
Flexsteel Industries, Inc.	879	34,791
Fred's, Inc. - Class A (b)	20,525	61,370
FTD Cos., Inc. (a)	2,345	8,536
Gannett Co., Inc.	990	9,880
G-III Apparel Group Ltd. (a)	2,090	78,751
Golden Entertainment, Inc. (a) (b)	250	5,808
Group 1 Automotive, Inc. (b)	100	6,534
Guess?, Inc.	210	4,355

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Discretionary - 10.6% (Continued)
Helen of Troy Ltd. (a)	735	$63,945
Hooker Furniture Corp.	19,842	728,201
Jack in the Box, Inc.	1,525	130,128
K12, Inc. (a)	2,956	41,916
KB Home	3,196	90,926
Kirkland's, Inc. (a)	3,521	34,118
La-Z-Boy, Inc. (b)	1,157	34,652
M/I Homes, Inc. (a)	1,255	39,972
MDC Partners, Inc. - Class A (a)	1,030	7,416
Meritage Homes Corp. (a)	140	6,335
Motorcar Parts of America, Inc. (a)	700	15,001
Movado Group, Inc. (b)	2,271	87,206
MSG Networks, Inc. - Class A (a)	630	14,238
New Media Investment Group, Inc.	3,395	58,190
New York Times Co. (The) - Class A (b)	5,279	127,224
Office Depot, Inc. (b)	7,425	15,964
Penn National Gaming, Inc. (a)	2,070	54,358
Pinnacle Entertainment, Inc. (a)	3,880	116,982
Scholastic Corp.	2,589	100,557
Shiloh Industries, Inc. (a)	2,749	23,916
Shoe Carnival, Inc. (b)	1,504	35,795
Standard Motor Products, Inc.	1,031	49,045
Stoneridge, Inc. (a)	19,143	528,347
Strayer Education, Inc. (b)	362	36,580
Superior Industries International, Inc. (b)	1,130	15,029
Taylor Morrison Home Corp. - Class A (a)	19,290	449,071
Tilly's, Inc. - Class A	2,837	32,058
TRI Pointe Group, Inc. (a) (b)	45,876	753,743
Vera Bradley, Inc. (a)	2,760	29,284
Vista Outdoor, Inc. (a) (b)	1,910	31,172
William Lyon Homes - Class A (a)	620	17,044
		5,384,312
Consumer Staples - 2.8%
Central Garden & Pet Co. (a) (b)	410	17,630
Central Garden & Pet Co. - Class A (a) (b)	2,959	117,206
Darling Ingredients, Inc. (a)	3,590	62,107

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Staples - 2.8% (Continued)
Hostess Brands, Inc. (a) (b)	1,615	$23,886
John B. Sanfilippo & Son, Inc.	1,529	88,483
Landec Corp. (a)	48,650	634,882
Sanderson Farms, Inc. (b)	1,675	199,359
Seneca Foods Corp. - Class A (a)	360	9,972
SpartanNash Co.	260	4,475
United Natural Foods, Inc. (a)	2,896	124,354
Universal Corp. (b)	216	10,476
Vector Group Ltd. (b)	7,746	157,941
		1,450,771
Energy - 8.2%
Arch Coal, Inc. - Class A	545	50,075
Archrock, Inc.	3,893	34,064
Bonanza Creek Energy, Inc. (a)	1,315	36,439
C&J Energy Services, Inc. (a) (b)	320	8,262
Carrizo Oil & Gas, Inc. (a) (b)	63,915	1,022,639
Delek US Holdings, Inc. (b)	2,644	107,611
Era Group, Inc. (a)	743	6,947
Exterran Corp. (a)	1,768	47,206
Geospace Technologies Corp. (a)	1,791	17,677
Helix Energy Solutions Group, Inc. (a) (b)	1,383	8,008
HighPoint Resources Corp. (a) (b)	2,720	13,818
McDermott International, Inc. (a) (b)	88,813	540,870
Midstates Petroleum Co., Inc. (a)	4,204	56,039
Newpark Resources, Inc. (a)	4,889	39,601
Oasis Petroleum, Inc. (a)	10,673	86,451
Oil States International, Inc. (a)	320	8,384
Overseas Shipholding Group, Inc. - Class A (a) (b)	29,512	83,814
Par Pacific Holdings, Inc. (a)	100	1,717
PDC Energy, Inc. (a)	19,641	962,997
Peabody Energy Corp.	419	15,294
PHI, Inc. (a) (b)	5,461	55,921
Renewable Energy Group, Inc. (a) (b)	11,571	148,109
SandRidge Energy, Inc. (a)	2,631	38,176
SRC Energy, Inc. (a) (b)	69,967	659,789
Superior Energy Services, Inc. (a)	420	3,541

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Energy - 8.2% (Continued)
U.S. Silica Holdings, Inc. (b)	845	$21,564
Ultra Petroleum Corp. (a) (b)	12,635	52,688
Unit Corp. (a) (b)	1,006	19,879
		4,147,580
Financials - 28.5%
Ambac Financial Group, Inc. (a) (b)	2,100	32,928
American Equity Investment Life Holding Co.	4,372	128,362
Ameris Bancorp	10,830	572,906
Argo Group International Holdings Ltd.	1,904	109,290
Arrow Financial Corp. (b)	553	18,774
Aspen Insurance Holdings Ltd.	19,125	857,756
Associated Banc-Corp.	1,148	28,528
B. Riley Financial, Inc. (b)	7,180	140,010
Baldwin & Lyons, Inc. - Class B	2,583	56,826
Bancorp, Inc. (The) (a)	2,500	27,000
BancorpSouth Bank	1,660	52,788
Bank of N.T. Butterfield & Son Ltd. (The)	19,910	893,560
BankUnited, Inc.	6,860	274,263
Banner Corp.	4,795	266,075
Beneficial Bancorp, Inc.	1,479	22,998
Berkshire Hills Bancorp, Inc.	2,364	89,714
Capitol Federal Financial, Inc.	11,644	143,803
Carolina Financial Corp.	1,220	47,922
Cathay General Bancorp (b)	1,121	44,818
CenterState Bank Corp.	3,055	81,049
Central Pacific Financial Corp.	1,469	41,808
Charter Financial Corp.	3,594	73,282
Chemical Financial Corp.	765	41,830
City Holding Co. (b)	824	56,493
CNO Financial Group, Inc.	6,008	130,193
Columbia Banking System, Inc. (b)	3,630	152,279
Community Bank System, Inc. (b)	340	18,210
Cowen, Inc. (a) (b)	100	1,320
Customers Bancorp, Inc. (a)	3,521	102,637
Dime Community Bancshares, Inc.	2,104	38,714
Donegal Group, Inc. - Class A	2,490	39,342

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 28.5% (Continued)
Donnelley Financial Solutions, Inc. (a) (b)	1,925	$33,052
Eagle Bancorp, Inc. (a)	4,788	286,562
eHealth, Inc. (a)	1,260	18,031
Employers Holdings, Inc.	733	29,650
Encore Capital Group, Inc. (a) (b)	450	20,340
Enterprise Financial Services Corp.	1,732	81,231
EZCORP, Inc. - Class A (a)	10,261	135,445
FBL Financial Group, Inc. - Class A	2,042	141,613
FCB Financial Holdings, Inc. - Class A (a)	1,265	64,642
Federated National Holding Co.	1,697	26,762
First BanCorp. (a)	29,935	180,209
First Busey Corp.	4,301	127,826
First Citizens BancShares, Inc. - Class A	341	140,915
First Financial Bancorp (b)	2,593	76,105
First Financial Corp.	1,011	42,058
First Horizon National Corp.	15,797	297,457
First Internet Bancorp	189	6,993
FirstCash, Inc.	625	50,781
Flagstar Bancorp, Inc. (a) (b)	4,617	163,442
Flushing Financial Corp.	1,308	35,264
GAMCO Investors, Inc. - Class A	433	10,751
Genworth Financial, Inc. - Class A (a)	35,980	101,823
Glacier Bancorp, Inc. (b)	1,257	48,244
Global Indemnity Ltd. (b)	1,839	63,482
Greenlight Capital Re Ltd. - Class A (a)	6,441	103,378
Hallmark Financial Services, Inc. (a) (b)	6,086	54,287
Hancock Holding Co.	896	46,323
Hanmi Financial Corp.	1,218	37,454
HCI Group, Inc.	570	21,751
Hilltop Holdings, Inc.	10,610	248,911
HomeStreet, Inc. (a) (b)	26,246	751,949
Hope Bancorp, Inc.	20,990	381,807
IBERIABANK Corp.	100	7,800
Independent Bank Corp.	1,808	41,403
Infinity Property & Casualty Corp.	1,020	120,768
Investment Technology Group, Inc.	1,615	31,880

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 28.5% (Continued)
Kemper Corp. (b)	1,785	$101,745
LegacyTexas Financial Group, Inc.	2,945	126,105
MB Financial, Inc.	340	13,763
Mercantile Bank Corp.	1,498	49,809
Meridian Bancorp, Inc.	13,055	263,058
MGIC Investment Corp. (a)	32,165	418,145
MutualFirst Financial, Inc.	840	30,450
National Bank Holdings Corp. - Class A	1,915	63,674
National General Holdings Corp. (b)	3,475	84,477
National Western Life Group, Inc. - Class A	595	181,404
Navigators Group, Inc. (The)	2,772	159,806
NBT Bancorp, Inc.	2,028	71,953
NMI Holdings, Inc. - Class A (a)	5,319	88,029
Northfield Bancorp, Inc.	3,392	52,949
OFG Bancorp (b)	8,518	89,013
On Deck Capital, Inc. (a)	700	3,913
Oritani Financial Corp. (b)	8,280	127,098
PacWest Bancorp	9,655	478,211
Pzena Investment Management, Inc. - Class A	8,836	98,345
Radian Group, Inc.	20,736	394,813
Republic Bancorp, Inc. - Class A	2,233	85,524
Resource Capital Corp.	1,660	15,787
S&T Bancorp, Inc. (b)	1,527	60,988
Sandy Spring Bancorp, Inc.	550	21,318
Seacoast Banking Corp. of Florida (a)	3,627	96,007
Selective Insurance Group, Inc.	330	20,031
SI Financial Group, Inc.	1,106	15,926
Simmons First National Corp. - Class A	1,715	48,792
South State Corp.	1,185	101,081
Sterling Bancorp (b)	3,784	85,329
Stifel Financial Corp.	1,325	78,480
Texas Capital Bancshares, Inc. (a)	4,175	375,332
Third Point Reinsurance Ltd. (a)	13,153	183,484
TowneBank	3,160	90,376
TriState Capital Holdings, Inc. (a)	2,080	48,360
United Fire Group, Inc.	1,452	69,493

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 28.5% (Continued)
Universal Insurance Holdings, Inc.	2,080	$66,352
Waddell & Reed Financial, Inc. - Class A (b)	3,790	76,596
Washington Federal, Inc.	5,480	189,608
Waterstone Financial, Inc.	430	7,439
Western Alliance Bancorp (a)	17,165	997,457
Wintrust Financial Corp.	2,833	243,780
		14,490,167
Health Care - 5.6%
Acorda Therapeutics, Inc. (a) (b)	2,600	61,490
Addus HomeCare Corp. (a)	189	9,195
Alder Biopharmaceuticals, Inc. (a) (b)	90	1,143
Allscripts Healthcare Solutions, Inc. (a)	9,760	120,536
AMAG Pharmaceuticals, Inc. (a) (b)	2,165	43,625
Analogic Corp.	1,185	113,642
Array BioPharma, Inc. (a) (b)	4,935	80,539
bluebird bio, Inc. (a) (b)	921	157,261
CONMED Corp.	50	3,167
Dermira, Inc. (a) (b)	1,100	8,789
Diplomat Pharmacy, Inc. (a)	370	7,456
Dynavax Technologies Corp. (a) (b)	2,620	52,007
Emergent BioSolutions, Inc. (a)	1,552	81,713
Five Prime Therapeutics, Inc. (a)	3,845	66,057
Globus Medical, Inc. - Class A (a) (b)	8,790	437,918
Haemonetics Corp. (a)	1,809	132,346
Halyard Health, Inc. (a)	1,843	84,925
Heron Therapeutics, Inc. (a) (b)	665	18,354
HMS Holdings Corp. (a)	210	3,536
Horizon Pharma plc (a)	3,485	49,487
Insmed, Inc. (a) (b)	2,525	56,863
Integer Holdings Corp. (a)	1,075	60,791
Lantheus Holdings, Inc. (a) (b)	1,424	22,642
LHC Group, Inc. (a)	971	59,775
LivaNova plc (a)	5,995	530,557
Magellan Health, Inc. (a)	740	79,254
Meridian Bioscience, Inc.	531	7,540
Momenta Pharmaceuticals, Inc. (a)	100	1,815

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 5.6% (Continued)
MyoKardia, Inc. (a) (b)	170	$8,296
Myriad Genetics, Inc. (a) (b)	3,650	107,858
National HealthCare Corp.	1,103	65,772
Portola Pharmaceuticals, Inc. (a)	1,335	43,601
REGENXBIO, Inc. (a)	200	5,970
Retrophin, Inc. (a) (b)	1,176	26,295
Sarepta Therapeutics, Inc. (a) (b)	595	44,084
Spectrum Pharmaceuticals, Inc. (a) (b)	2,405	38,696
Tivity Health, Inc. (a) (b)	2,336	92,622
Triple-S Management Corp. - Class B (a)	2,379	62,187
		2,847,804
Industrials - 12.3%
ABM Industries, Inc.	1,885	63,110
AeroVironment, Inc. (a)	1,045	47,558
Albany International Corp. - Class A	9,830	616,341
Apogee Enterprises, Inc. (b)	5,980	259,234
Applied Industrial Technologies, Inc.	1,475	107,528
Astronics Corp. (a)	6,525	243,382
Atlas Air Worldwide Holdings, Inc. (a) (b)	2,415	145,987
Barnes Group, Inc.	945	56,596
Beacon Roofing Supply, Inc. (a)	4,410	234,038
BMC Stock Holdings, Inc. (a)	20,555	401,850
Brady Corp. - Class A	1,731	64,307
CAI International, Inc. (a) (b)	6,126	130,239
Casella Waste Systems, Inc. - Class A (a)	430	10,053
Chart Industries, Inc. (a) (b)	643	37,956
Comfort Systems USA, Inc.	2,503	103,249
CSW Industrials, Inc. (a)	3,043	137,087
Curtiss-Wright Corp.	830	112,108
Daseke, Inc. (a)	880	8,615
EMCOR Group, Inc.	2,242	174,718
EnerSys	8,427	584,580
Ennis, Inc.	4,002	78,839
Essendant, Inc.	1,549	12,082
Esterline Technologies Corp. (a)	100	7,315
Exponent, Inc.	568	44,673

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 12.3% (Continued)
FreightCar America, Inc.	2,370	$31,758
FTI Consulting, Inc. (a)	1,285	62,207
Gencor Industries, Inc. (a)	1,314	21,155
Gibraltar Industries, Inc. (a)	197	6,668
GP Strategies Corp. (a)	16,340	370,102
Graham Corp. (b)	2,354	50,423
Harsco Corp. (a)	448	9,251
Heidrick & Struggles International, Inc.	2,179	68,094
Herman Miller, Inc.	110	3,515
Huron Consulting Group, Inc. (a)	640	24,384
ICF International, Inc.	1,580	92,351
Interface, Inc.	3,728	93,946
Kelly Services, Inc. - Class A	4,185	121,532
Kennametal, Inc. (b)	2,196	88,191
Kimball International, Inc. - Class B	1,758	29,956
KLX, Inc. (a)	575	40,860
Korn/Ferry International	2,875	148,321
Manitowoc Co., Inc. (The) (a) (b)	2,093	59,567
Meritor, Inc. (a)	5,965	122,640
Moog, Inc. - Class A (a)	682	56,204
MRC Global, Inc. (a) (b)	6,119	100,596
Mueller Water Products, Inc. - Series A	540	5,870
Navistar International Corp. (a) (b)	1,493	52,210
Quad/Graphics, Inc.	1,612	40,864
Rexnord Corp. (a)	4,420	131,186
Rush Enterprises, Inc. - Class A (a)	210	8,923
Simpson Manufacturing Co., Inc.	1,660	95,599
SkyWest, Inc.	1,761	95,798
SP Plus Corp. (a)	2,365	84,194
SPX FLOW, Inc. (a)	1,266	62,275
Sterling Construction Co., Inc. (a) (b)	8,058	92,345
Tetra Tech, Inc.	230	11,259
Titan International, Inc.	6,700	84,487
Titan Machinery, Inc. (a)	1,101	25,940
TriMas Corp. (a)	3,080	80,850
Triton International Ltd.	510	15,606

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 12.3% (Continued)
Triumph Group, Inc.	1,125	$28,350
TrueBlue, Inc. (a)	226	5,853
Tutor Perini Corp. (a) (b)	740	16,317
Vicor Corp. (a)	150	4,283
Wabash National Corp. (b)	670	13,943
YRC Worldwide, Inc. (a)	1,237	10,923
		6,250,241
Information Technology - 14.3%
ADTRAN, Inc.	3,246	50,475
Advanced Energy Industries, Inc. (a)	1,160	74,124
Amkor Technology, Inc. (a)	8,668	87,807
Anixter International, Inc. (a)	635	48,101
Belden, Inc. (b)	229	15,787
Benchmark Electronics, Inc.	1,655	49,402
Blucora, Inc. (a) (b)	2,570	63,222
Cabot Microelectronics Corp.	1,064	113,965
CACI International, Inc. - Class A (a)	361	54,637
ChannelAdvisor Corp. (a)	949	8,636
Coherent, Inc. (a) (b)	3,699	693,192
Cohu, Inc.	1,949	44,457
Control4 Corp. (a)	1,865	40,060
Cray, Inc. (a)	13,370	276,759
Cree, Inc. (a)	725	29,225
Digi International, Inc. (a)	2,067	21,290
Diodes, Inc. (a)	1,875	57,113
Electro Scientific Industries, Inc. (a)	2,660	51,418
Entegris, Inc.	16,080	559,584
Euronet Worldwide, Inc. (a)	3,040	239,917
Insight Enterprises, Inc. (a)	3,090	107,934
Integrated Device Technology, Inc. (a)	15,645	478,111
Lattice Semiconductor Corp. (a)	63,235	352,219
ManTech International Corp. - Class A	141	7,821
Mellanox Technologies Ltd. (a)	14,225	1,036,290
Methode Electronics, Inc.	6,610	258,451
Mitel Networks Corp. (a)	73,670	683,658
Nanometrics, Inc. (a)	3,833	103,108

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Information Technology - 14.3% (Continued)
NetScout Systems, Inc. (a)	2,110	$55,599
Novanta, Inc. (a) (b)	1,880	98,042
NVE Corp. (b)	1,288	107,046
Photronics, Inc. (a)	5,358	44,204
Plexus Corp. (a)	1,165	69,585
Progress Software Corp.	5,773	221,972
QuinStreet, Inc. (a)	1,690	21,581
Rambus, Inc. (a)	1,915	25,718
Ribbon Communications, Inc. (a)	9,950	50,745
Rogers Corp. (a)	129	15,421
Sanmina Corp. (a) (b)	1,324	34,623
ScanSource, Inc. (a)	1,442	51,263
Sykes Enterprises, Inc. (a)	2,901	83,955
SYNNEX Corp.	1,353	160,195
Tech Data Corp. (a)	893	76,021
Travelport Worldwide Ltd.	375	6,128
TTM Technologies, Inc. (a)	2,651	40,534
VASCO Data Security International, Inc. (a)	2,578	33,385
VeriFone Systems, Inc. (a)	3,835	58,982
Verint Systems, Inc. (a)	5,465	232,809
Viavi Solutions, Inc. (a) (b)	310	3,013
Virtusa Corp. (a)	430	20,838
Vishay Intertechnology, Inc. (b)	1,547	28,774
XO Group, Inc. (a)	6,109	126,762
		7,273,958
Materials - 7.6%
AdvanSix, Inc. (a)	945	32,867
American Vanguard Corp.	6,884	139,057
Bemis Co., Inc.	8,880	386,457
Boise Cascade Co.	9,725	375,385
Century Aluminum Co. (a) (b)	1,066	17,632
Cleveland-Cliffs, Inc. (a) (b)	9,750	67,763
Coeur Mining, Inc. (a) (b)	2,391	19,128
FutureFuel Corp.	2,659	31,881
GCP Applied Technologies, Inc. (a)	100	2,905
Greif, Inc. - Class A	405	21,161

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Materials - 7.6% (Continued)
H.B. Fuller Co. (b)	575	$28,595
Innophos Holdings, Inc.	1,293	51,992
Kaiser Aluminum Corp. (b)	5,352	540,017
KMG Chemicals, Inc.	229	13,729
Koppers Holdings, Inc. (a)	63	2,589
Kraton Corp. (a)	126	6,011
Louisiana-Pacific Corp.	18,897	543,667
Materion Corp.	5,343	272,760
Neenah Paper, Inc.	3,270	256,368
Olympic Steel, Inc.	581	11,916
P.H. Glatfelter Co.	30,960	635,609
Schnitzer Steel Industries, Inc. - Class A	2,265	73,273
Sensient Technologies Corp.	642	45,312
Tredegar Corp.	2,550	45,773
Trinseo S.A.	764	56,574
Tronox Ltd. - Class A	6,401	118,034
UFP Technologies, Inc. (a)	1,391	41,035
Warrior Met Coal, Inc. (b)	1,830	51,258
		3,888,748
Real Estate - 4.4%
Alexander & Baldwin, Inc.	11,960	276,634
Ashford Hospitality Prime, Inc.	406	3,946
Ashford Hospitality Trust, Inc.	13,167	85,059
Brandywine Realty Trust	21,853	347,026
CatchMark Timber Trust, Inc. - Class A	2,460	30,676
Cedar Realty Trust, Inc.	14,549	57,323
Front Yard Residential Corp.	100	1,005
GEO Group, Inc. (The)	3,301	67,571
Gramercy Property Trust	2,290	49,762
Healthcare Realty Trust, Inc. (b)	690	19,120
LTC Properties, Inc.	985	37,430
National Health Investors, Inc. (b)	481	32,366
Pebblebrook Hotel Trust (b)	3,310	113,699
PotlatchDeltic Corp.	2,019	105,089
Preferred Apartment Communities, Inc. - Class A	3,610	51,226
PS Business Parks, Inc.	344	38,886

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Real Estate - 4.4% (Continued)
Quality Care Properties, Inc. (a)	3,508	$68,160
Ramco-Gershenson Properties Trust	44,370	548,413
RE/MAX Holdings, Inc. - Class A	3,677	222,275
Sabra Health Care REIT, Inc.	4,181	73,795
Tejon Ranch Co. (a)	990	22,879
		2,252,340
Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	130	3,220
ORBCOMM, Inc. (a)	5,210	48,818
		52,038
Utilities - 2.1%
ALLETE, Inc.	630	45,518
American States Water Co.	2,652	140,715
Artesian Resources Corp. - Class A (b)	5,299	193,308
California Water Service Group	440	16,390
MGE Energy, Inc.	961	53,912
Northwest Natural Gas Co. (b)	714	41,162
NorthWestern Corp. (b)	350	18,830
ONE Gas, Inc.	782	51,628
Ormat Technologies, Inc. (b)	1,127	63,540
Otter Tail Corp.	345	14,956
PNM Resources, Inc.	460	17,595
Portland General Electric Co.	3,515	142,392
SJW Group	2,600	137,046
South Jersey Industries, Inc. (b)	691	19,459
Southwest Gas Holdings, Inc.	1,412	95,493
York Water Co. (The)	1,144	35,464
		1,087,408

Total Common Stocks (Cost $43,216,723)		$49,125,367

WILSHIRE SMALL COMPANY VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.6%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.49% (c)	1,816,542	$1,816,542
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.71% (c) (d)	552,436	552,436
Total Money Market Funds (Cost $2,368,978)		2,368,978

Total Investments at Value - 101.1% (Cost $45,585,701)		$51,494,345

Liabilities in Excess of Other Assets - (1.1%)		(577,230)

Net Assets - 100.0%		$50,917,115

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at March 31, 2018. The total market value of securities on loan at March 31, 2018 was $8,277,191 (Note 5).
(c)	The rate shown is the 7-day effective yield as of March 31, 2018.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2018 was $552,436. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $7,826,425 (Note 5).

See accompanying notes to Schedules of Investments.

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary - 12.9%
1-800-FLOWERS.COM, Inc. - Class A (a)	300	$3,540
A.H. Belo Corp. - Class A	90	464
Aaron's, Inc.	400	18,640
Abercrombie & Fitch Co. - Class A (b)	425	10,289
Acme United Corp.	300	6,252
Adtalem Global Education, Inc. (a)	400	19,020
Advance Auto Parts, Inc.	491	58,208
Amazon.com, Inc. (a)	2,908	4,208,866
AMC Entertainment Holdings, Inc. - Class A (b)	107	1,503
AMC Networks, Inc. - Class A (a)	356	18,405
American Axle & Manufacturing Holdings, Inc. (a) (b)	550	8,371
American Eagle Outfitters, Inc.	1,225	24,414
American Outdoor Brands Corp. (a) (b)	475	4,902
American Public Education, Inc. (a)	300	12,900
Aramark	1,675	66,263
Ascent Capital Group, Inc. - Class A (a)	200	736
Autoliv, Inc. (b)	648	94,568
AutoNation, Inc. (a) (b)	525	24,560
AutoZone, Inc. (a)	206	133,630
Barnes & Noble Education, Inc. (a)	347	2,391
Barnes & Noble, Inc. (b)	550	2,723
Beazer Homes USA, Inc. (a)	200	3,190
Bed Bath & Beyond, Inc. (b)	1,125	23,614
Best Buy Co., Inc.	1,625	113,734
Big 5 Sporting Goods Corp. (b)	200	1,450
Big Lots, Inc. (b)	200	8,706
Booking Holdings, Inc. (a)	308	640,760
BorgWarner, Inc.	1,310	65,801
Boyd Gaming Corp. (b)	725	23,099
Bridgepoint Education, Inc. (a)	500	3,370
Bright Horizons Family Solutions, Inc. (a)	300	29,916
Brinker International, Inc. (b)	175	6,318
Brunswick Corp.	550	32,665
Buckle, Inc. (The) (b)	350	7,753
Burlington Stores, Inc. (a)	548	72,966

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
Caleres, Inc.	425	$14,280
Callaway Golf Co.	500	8,180
Capella Education Co.	100	8,735
Career Education Corp. (a) (b)	500	6,570
CarMax, Inc. (a) (b)	1,080	66,895
Carnival Corp.	2,825	185,264
Carter's, Inc.	382	39,766
Cato Corp. (The) - Class A	300	4,422
Cavco Industries, Inc. (a)	100	17,375
CBS Corp. - Class B	2,533	130,171
Charter Communications, Inc. - Class A (a)	1,538	478,656
Cheesecake Factory, Inc. (The) (b)	300	14,466
Chico's FAS, Inc. (b)	1,300	11,752
Children's Place, Inc. (The) (b)	132	17,853
Chipotle Mexican Grill, Inc. (a) (b)	137	44,266
Choice Hotels International, Inc.	450	36,068
Churchill Downs, Inc.	67	16,351
Cinemark Holdings, Inc. (b)	775	29,194
Citi Trends, Inc.	50	1,546
Clear Channel Outdoor Holdings, Inc. - Class A	1,000	4,900
Collectors Universe, Inc.	110	1,728
Columbia Sportswear Co.	100	7,643
Comcast Corp. - Class A	29,648	1,013,072
Conn's, Inc. (a) (b)	500	17,000
Cooper Tire & Rubber Co. (b)	425	12,453
Core-Mark Holding Co., Inc.	206	4,380
Cracker Barrel Old Country Store, Inc. (b)	191	30,407
Crocs, Inc. (a)	1,200	19,500
CSS Industries, Inc.	50	875
D.R. Horton, Inc.	2,073	90,880
Dana, Inc.	900	23,184
Darden Restaurants, Inc.	823	70,161
Dave & Buster's Entertainment, Inc. (a) (b)	300	12,522
Deckers Outdoor Corp. (a)	25	2,251
Dick's Sporting Goods, Inc.	527	18,471
Dillard's, Inc. - Class A (b)	347	27,878

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
Discovery Communications, Inc. - Series A (a) (b)	798	$17,101
Discovery Communications, Inc. - Series C (a)	662	12,922
DISH Network Corp. - Class A (a)	1,375	52,099
Dollar General Corp.	1,696	158,661
Dollar Tree, Inc. (a)	1,736	164,746
Domino's Pizza, Inc.	279	65,163
Dorman Products, Inc. (a) (b)	200	13,242
DSW, Inc. - Class A (b)	550	12,353
Dunkin' Brands Group, Inc. (b)	600	35,814
E.W. Scripps Co. (The) - Class A (b)	526	6,307
Empire Resorts, Inc. (a) (b)	20	345
Entercom Communications Corp. - Class A (b)	250	2,413
Entravision Communications Corp. - Class A	100	470
Expedia Group, Inc.	757	83,580
Express, Inc. (a) (b)	1,000	7,160
Fiesta Restaurant Group, Inc. (a) (b)	300	5,550
Foot Locker, Inc. (b)	1,025	46,679
Ford Motor Co.	28,110	311,459
Fossil Group, Inc. (a) (b)	400	5,080
Fred's, Inc. - Class A (b)	700	2,093
Gaia, Inc. (a) (b)	600	9,300
GameStop Corp. - Class A (b)	550	6,941
Gannett Co., Inc. (b)	1,050	10,479
Gap, Inc. (The)	1,550	48,360
General Motors Co.	10,000	363,399
Gentex Corp.	2,195	50,529
Gentherm, Inc. (a)	75	2,546
Genuine Parts Co.	1,007	90,468
G-III Apparel Group Ltd. (a)	275	10,362
Golden Entertainment, Inc. (a) (b)	100	2,323
Goodyear Tire & Rubber Co. (The)	1,825	48,509
GoPro, Inc. - Class A (a) (b)	300	1,437
Grand Canyon Education, Inc. (a)	200	20,984
Gray Television, Inc. (a) (b)	500	6,350
Green Brick Partners, Inc. (a)	45	491
Group 1 Automotive, Inc. (b)	223	14,571

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
Guess?, Inc. (b)	400	$8,296
H&R Block, Inc.	1,310	33,287
Hanesbrands, Inc. (b)	2,695	49,642
Harley-Davidson, Inc. (b)	1,150	49,312
Hasbro, Inc.	700	59,009
Helen of Troy Ltd. (a)	119	10,353
Hibbett Sports, Inc. (a)	200	4,790
Hilton Grand Vacations, Inc. (a)	105	4,517
Hilton Worldwide Holdings, Inc.	350	27,566
Home Depot, Inc. (The)	8,054	1,435,544
Hooker Furniture Corp.	200	7,340
Hyatt Hotels Corp. - Class A	300	22,878
ILG, Inc.	541	16,831
International Speedway Corp. - Class A	237	10,452
Interpublic Group of Cos., Inc. (The)	2,422	55,779
iRobot Corp. (a) (b)	167	10,720
Jack in the Box, Inc.	236	20,138
John Wiley & Sons, Inc. - Class A	200	12,740
K12, Inc. (a)	300	4,254
KB Home	375	10,669
Kohl's Corp.	1,075	70,423
L Brands, Inc.	1,484	56,704
Lands' End, Inc. (a) (b)	278	6,491
Las Vegas Sands Corp.	2,727	196,070
La-Z-Boy, Inc. (b)	425	12,729
LCI Industries	154	16,039
Lear Corp.	500	93,045
Leggett & Platt, Inc.	910	40,368
Lennar Corp. - Class A	1,250	73,675
Libbey, Inc.	250	1,223
Liberty Broadband Corp. - Series A (a)	1,381	117,109
Liberty Expedia Holdings, Inc. - Series A (a) (b)	381	14,966
Liberty Interactive Corp. QVC Group - Series A (a)	2,919	73,471
Liberty Media Corp. - Liberty Braves - Series A (a) (b)	360	8,183
Liberty Media Corp. - Liberty Formula One - Series A (a)	600	17,574
Liberty Media Corp. - Liberty SiriusXM - Series A (a)	2,252	92,557

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
Liberty TripAdvisor Holdings, Inc. - Series A (a)	790	$8,493
Lions Gate Entertainment Corp. - Class B (b)	1,033	24,875
Lithia Motors, Inc. - Class A (b)	134	13,470
Live Nation Entertainment, Inc. (a)	1,137	47,913
LKQ Corp. (a)	2,100	79,695
Loral Space & Communications, Inc. (a) (b)	300	12,495
Lowe's Cos., Inc.	6,056	531,413
Lumber Liquidators Holdings, Inc. (a) (b)	241	5,765
M.D.C. Holdings, Inc.	306	8,544
Macy's, Inc.	2,223	66,112
Madison Square Garden Co. (The) - Class A (a)	93	22,859
Marcus Corp. (The)	100	3,035
Marine Products Corp.	700	9,807
Marriott International, Inc. - Class A	2,349	319,416
Marriott Vacations Worldwide Corp.	155	20,646
Mattel, Inc. (b)	2,255	29,653
Matthews International Corp. - Class A	100	5,060
McDonald's Corp.	6,068	948,913
Meredith Corp. (b)	300	16,140
Meritage Homes Corp. (a)	200	9,050
MGM Resorts International	3,300	115,566
Mohawk Industries, Inc. (a)	392	91,030
Monro, Inc. (b)	325	17,420
Motorcar Parts of America, Inc. (a)	300	6,429
Movado Group, Inc. (b)	300	11,520
MSG Networks, Inc. - Class A (a)	581	13,131
Murphy USA, Inc. (a)	296	21,549
National CineMedia, Inc. (b)	500	2,595
Nautilus, Inc. (a) (b)	50	673
Netflix, Inc. (a)	2,752	812,803
New Media Investment Group, Inc. (b)	301	5,159
New York Times Co. (The) - Class A (b)	1,050	25,305
Newell Brands, Inc.	3,415	87,014
News Corp. - Class A	2,853	45,077
Nexstar Media Group, Inc. - Class A (b)	399	26,534
NIKE, Inc. - Class B	9,749	647,723

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
Nordstrom, Inc. (b)	1,000	$48,410
Norwegian Cruise Line Holdings Ltd. (a)	325	17,215
Nutrisystem, Inc.	300	8,085
NVR, Inc. (a)	40	111,999
Omnicom Group, Inc. (b)	1,714	124,556
O'Reilly Automotive, Inc. (a)	650	160,797
Overstock.com, Inc. (a) (b)	300	10,875
Oxford Industries, Inc.	50	3,728
Papa John's International, Inc. (b)	173	9,913
Penske Automotive Group, Inc.	350	15,516
Perry Ellis International, Inc. (a)	100	2,580
Pinnacle Entertainment, Inc. (a)	425	12,814
Polaris Industries, Inc. (b)	340	38,937
Pool Corp.	313	45,767
PulteGroup, Inc.	1,915	56,473
PVH Corp.	543	82,226
Ralph Lauren Corp.	406	45,391
RCI Hospitality Holdings, Inc.	300	8,517
Regis Corp. (a)	200	3,026
RH (a) (b)	116	11,052
Rocky Brands, Inc.	100	2,145
Ross Stores, Inc.	2,575	200,798
Royal Caribbean Cruises Ltd.	1,087	127,983
Salem Media Group, Inc. (b)	100	360
Sally Beauty Holdings, Inc. (a) (b)	700	11,515
Scholastic Corp.	325	12,623
Sears Holdings Corp. (a) (b)	625	1,669
SeaWorld Entertainment, Inc. (a) (b)	325	4,820
Service Corp. International (b)	1,250	47,175
ServiceMaster Global Holdings, Inc. (a)	975	49,579
Shoe Carnival, Inc.	600	14,280
Shutterfly, Inc. (a)	100	8,125
Signet Jewelers Ltd. (b)	620	23,882
Sinclair Broadcast Group, Inc. - Class A (b)	425	13,303
Sirius XM Holdings, Inc. (b)	12,225	76,284
Six Flags Entertainment Corp. (b)	600	37,356

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
Skechers U.S.A., Inc. - Class A (a)	750	$29,168
Sleep Number Corp. (a) (b)	188	6,608
Sonic Automotive, Inc. - Class A	300	5,685
Sonic Corp. (b)	350	8,831
Sotheby's (a) (b)	428	21,961
Speedway Motorsports, Inc.	400	7,128
Starbucks Corp.	10,073	583,125
Steven Madden Ltd.	300	13,170
Superior Industries International, Inc. (b)	150	1,995
Tailored Brands, Inc.	475	11,904
Tapestry, Inc.	1,900	99,959
Target Corp.	4,111	285,427
TEGNA, Inc.	1,725	19,648
Tempur Sealy International, Inc. (a) (b)	298	13,496
Tenneco, Inc.	450	24,692
Tesla, Inc. (a) (b)	643	171,122
Texas Roadhouse, Inc. (b)	475	27,446
Thomson Reuters Corp. (b)	2,325	89,861
Thor Industries, Inc.	381	43,880
Tiffany & Co.	735	71,780
Time Warner, Inc.	5,719	540,903
TJX Cos., Inc. (The)	4,283	349,320
Toll Brothers, Inc.	1,050	45,413
TopBuild Corp. (a)	325	24,869
Tractor Supply Co.	1,061	66,864
TRI Pointe Group, Inc. (a) (b)	1,100	18,073
TripAdvisor, Inc. (a) (b)	634	25,924
Tupperware Brands Corp.	300	14,514
Twenty-First Century Fox, Inc. - Class A	6,588	241,714
Ulta Beauty, Inc. (a)	369	75,376
Under Armour, Inc. - Class A (a) (b)	2,425	39,649
Universal Electronics, Inc. (a)	200	10,410
Urban Outfitters, Inc. (a)	800	29,568
Vail Resorts, Inc.	190	42,123
Value Line, Inc.	200	3,660
VF Corp.	2,375	176,034

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
Viacom, Inc. - Class B	2,082	$64,667
Vista Outdoor, Inc. (a) (b)	400	6,528
Visteon Corp. (a)	261	28,773
Vitamin Shoppe, Inc. (a) (b)	300	1,305
Walt Disney Co. (The)	10,918	1,096,604
Wayfair, Inc. - Class A (a) (b)	300	20,259
Weight Watchers International, Inc. (a) (b)	296	18,861
Wendy's Co. (The)	1,925	33,784
Whirlpool Corp.	504	77,167
Williams-Sonoma, Inc. (b)	500	26,380
Winnebago Industries, Inc.	175	6,580
Wolverine World Wide, Inc.	725	20,953
World Wrestling Entertainment, Inc. - Class A	600	21,606
Wyndham Worldwide Corp.	620	70,947
Wynn Resorts Ltd.	621	113,246
Yum! Brands, Inc.	2,289	194,862
Zumiez, Inc. (a)	300	7,170
		23,291,780
Consumer Staples - 7.1%
Alico, Inc.	200	5,440
Altria Group, Inc.	11,691	728,583
Andersons, Inc. (The) (b)	75	2,483
Archer-Daniels-Midland Co.	3,686	159,861
B&G Foods, Inc. (b)	250	5,925
Blue Buffalo Pet Products, Inc. (a)	725	28,862
Boston Beer Co., Inc. (The) - Class A (a)	100	18,905
Brown-Forman Corp. - Class B	1,945	105,808
Bunge Ltd.	1,050	77,637
Cal-Maine Foods, Inc. (a)	18	787
Campbell Soup Co. (b)	1,350	58,469
Casey's General Stores, Inc.	287	31,504
Church & Dwight Co., Inc.	1,606	80,878
Clorox Co. (The)	850	113,144
Coca-Cola Co. (The)	27,490	1,193,890
Colgate-Palmolive Co.	6,451	462,408
Conagra Brands, Inc.	3,173	117,020

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Staples - 7.1% (Continued)
Constellation Brands, Inc. - Class A	1,236	$281,709
Costco Wholesale Corp.	3,201	603,164
Coty, Inc. - Class A (b)	2,800	51,240
CVS Health Corp.	7,245	450,711
Darling Ingredients, Inc. (a)	975	16,868
Dean Foods Co. (b)	567	4,888
Dr Pepper Snapple Group, Inc.	1,258	148,922
e.l.f. Beauty, Inc. (a) (b)	300	5,811
Edgewell Personal Care Co. (a)	446	21,774
Energizer Holdings, Inc.	592	35,271
Estée Lauder Cos., Inc. (The) - Class A	1,451	217,243
Flowers Foods, Inc. (b)	1,580	34,539
Fresh Del Monte Produce, Inc.	100	4,524
General Mills, Inc. (b)	3,975	179,113
Hain Celestial Group, Inc. (The) (a) (b)	600	19,242
Herbalife Ltd. (a) (b)	650	63,356
Hershey Co. (The)	1,099	108,757
Hormel Foods Corp. (b)	1,875	64,350
HRG Group, Inc. (a) (b)	1,350	22,262
Ingles Markets, Inc. - Class A (b)	150	5,078
Ingredion, Inc.	441	56,854
Inter Parfums, Inc.	300	14,145
J & J Snack Foods Corp. (b)	70	9,559
J.M. Smucker Co. (The)	852	105,657
Kellogg Co. (b)	1,903	123,714
Kimberly-Clark Corp.	2,431	267,726
Kraft Heinz Co. (The)	4,495	279,993
Kroger Co. (The)	6,075	145,436
Lamb Weston Holdings, Inc.	1,157	67,361
Lancaster Colony Corp.	112	13,792
Mannatech, Inc.	70	1,099
McCormick & Co., Inc.	677	72,026
MGP Ingredients, Inc. (b)	200	17,918
Molson Coors Brewing Co. - Class B	1,163	87,609
Mondelēz International, Inc. - Class A	11,271	470,338
Monster Beverage Corp. (a)	2,696	154,238

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Staples - 7.1% (Continued)
Nu Skin Enterprises, Inc. - Class A	325	$23,956
PepsiCo, Inc.	9,699	1,058,646
Philip Morris International, Inc.	10,726	1,066,165
Pilgrim's Pride Corp. (a)	650	15,997
Pinnacle Foods, Inc.	875	47,338
Post Holdings, Inc. (a) (b)	438	33,183
PriceSmart, Inc. (b)	115	9,608
Procter & Gamble Co. (The)	17,430	1,381,849
Sanderson Farms, Inc. (b)	143	17,020
SpartanNash Co.	400	6,884
Sprouts Farmers Market, Inc. (a)	300	7,041
Sysco Corp.	4,000	239,840
Tootsie Roll Industries, Inc. (b)	28	819
TreeHouse Foods, Inc. (a) (b)	385	14,734
Tyson Foods, Inc. - Class A	1,911	139,865
United Natural Foods, Inc. (a)	150	6,441
US Foods Holding Corp. (a)	475	15,566
USANA Health Sciences, Inc. (a) (b)	118	10,136
Vector Group Ltd. (b)	852	17,372
Walgreen Boots Alliance, Inc.	6,349	415,669
Walmart Store, Inc.	10,939	973,242
WD-40 Co.	45	5,927
		12,925,189
Energy - 5.5%
Anadarko Petroleum Corp.	3,889	234,934
Andeavor	992	99,756
Antero Resources Corp. (a) (b)	800	15,880
Apache Corp. (b)	2,913	112,092
Arch Coal, Inc. - Class A	163	14,976
Archrock, Inc. (b)	812	7,105
Baker Hughes, a GE Co.	2,795	77,617
BP Prudhoe Bay Royalty Trust	300	7,170
Bristow Group, Inc. (b)	200	2,600
Cabot Oil & Gas Corp. (b)	3,325	79,734
California Resources Corp. (a) (b)	472	8,095
Callon Petroleum Co. (a) (b)	1,500	19,860

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Energy - 5.5% (Continued)
CARBO Ceramics, Inc. (a) (b)	150	$1,088
Carrizo Oil & Gas, Inc. (a) (b)	400	6,400
Cheniere Energy, Inc. (a)	1,625	86,856
Chesapeake Energy Corp. (a) (b)	6,875	20,763
Chevron Corp.	13,833	1,577,514
Cimarex Energy Co.	596	55,726
CNX Resources Corp. (a) (b)	1,650	25,460
Concho Resources, Inc. (a)	828	124,473
ConocoPhillips	8,992	533,135
CONSOL Energy, Inc. (a)	206	5,968
Continental Resources, Inc. (a)	830	48,929
Cross Timbers Royalty Trust	200	2,920
Dawson Geophysical Co. (a)	78	526
Delek US Holdings, Inc. (b)	301	12,251
Devon Energy Corp.	3,766	119,721
Diamond Offshore Drilling, Inc. (a) (b)	850	12,461
Diamondback Energy, Inc. (a)	535	67,688
Dril-Quip, Inc. (a) (b)	145	6,496
Energen Corp. (a) (b)	490	30,801
EOG Resources, Inc.	3,898	410,342
EQT Corp.	1,339	63,616
Era Group, Inc. (a)	300	2,805
Exterran Corp. (a)	406	10,840
Exxon Mobil Corp.	30,298	2,260,533
Fairmount Santrol Holdings, Inc. (a) (b)	1,250	5,313
Forum Energy Technologies, Inc. (a) (b)	300	3,300
Geospace Technologies Corp. (a)	226	2,231
Green Plains, Inc. (b)	300	5,040
Gulf Island Fabrication, Inc. (b)	381	2,705
Gulfport Energy Corp. (a)	900	8,685
Halliburton Co.	5,931	278,401
Helix Energy Solutions Group, Inc. (a) (b)	1,000	5,790
Helmerich & Payne, Inc.	550	36,608
Hess Corp. (b)	2,024	102,455
HighPoint Resources Corp. (a) (b)	400	2,032
HollyFrontier Corp.	1,158	56,580

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Energy - 5.5% (Continued)
Key Energy Services, Inc. (a) (b)	925	$10,841
Kinder Morgan, Inc.	14,560	219,274
Laredo Petroleum, Inc. (a) (b)	800	6,968
Marathon Oil Corp.	5,647	91,086
Marathon Petroleum Corp.	3,531	258,151
Matador Resources Co. (a) (b)	375	11,216
Matrix Service Co. (a)	450	6,165
McDermott International, Inc. (a) (b)	1,575	9,592
Murphy Oil Corp.	1,025	26,486
Nabors Industries Ltd. (b)	1,975	13,805
National Oilwell Varco, Inc.	2,661	97,951
Newfield Exploration Co. (a)	1,225	29,915
Newpark Resources, Inc. (a)	875	7,088
Noble Energy, Inc.	2,476	75,023
Oasis Petroleum, Inc. (a)	1,375	11,138
Occidental Petroleum Corp.	5,700	370,272
Oceaneering International, Inc. (b)	500	9,270
Oil States International, Inc. (a)	200	5,240
ONEOK, Inc.	1,225	69,727
Pacific Ethanol, Inc. (a) (b)	1	3
Parsley Energy, Inc. - Class A (a)	1,425	41,311
Patterson-UTI Energy, Inc. (b)	1,100	19,261
PBF Energy, Inc. - Class A	625	21,188
PDC Energy, Inc. (a)	375	18,386
Phillips 66	3,213	308,191
Pioneer Natural Resources Co.	1,221	209,743
QEP Resources, Inc. (a)	1,750	17,133
Range Resources Corp. (b)	1,339	19,469
Renewable Energy Group, Inc. (a) (b)	114	1,459
Rowan Cos. plc - Class A (a) (b)	900	10,386
RPC, Inc. (b)	587	10,584
RSP Permian, Inc. (a)	600	28,128
Sanchez Energy Corp. (a) (b)	325	1,017
Schlumberger Ltd.	9,396	608,672
SemGroup Corp. - Class A (b)	450	9,630
Ship Finance International Ltd. (b)	575	8,223

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Energy - 5.5% (Continued)
SM Energy Co. (b)	450	$8,114
Southwestern Energy Co. (a)	3,325	14,397
SRC Energy, Inc. (a) (b)	1,175	11,080
Superior Energy Services, Inc. (a)	1,131	9,534
Targa Resources Corp.	1,255	55,220
Teekay Corp. (b)	775	6,270
Unit Corp. (a) (b)	500	9,880
Valero Energy Corp.	3,214	298,163
Whiting Petroleum Corp. (a)	480	16,243
Williams Cos., Inc. (The)	5,250	130,515
World Fuel Services Corp.	475	11,661
WPX Energy, Inc. (a)	2,675	39,537
		9,948,877
Financials - 15.7%
Affiliated Managers Group, Inc.	428	81,140
Aflac, Inc.	4,960	217,050
AGNC Investment Corp.	2,175	41,150
Alleghany Corp.	127	78,034
Allstate Corp. (The)	2,255	213,774
Ally Financial, Inc.	3,625	98,419
American Equity Investment Life Holding Co.	625	18,350
American Express Co.	5,523	515,185
American Financial Group, Inc.	446	50,050
American International Group, Inc.	6,150	334,682
American National Insurance Co.	181	21,170
Ameriprise Financial, Inc.	1,035	153,118
Ameris Bancorp	300	15,870
AmTrust Financial Services, Inc. (b)	664	8,174
Annaly Capital Management, Inc.	6,939	72,373
Anworth Mortgage Asset Corp.	1,500	7,200
Apollo Commercial Real Estate Finance, Inc.	600	10,788
Apollo Investment Corp.	1,725	9,005
Arbor Realty Trust, Inc. (b)	200	1,764
Arch Capital Group Ltd. (a)	619	52,980
Ares Capital Corp.	3,355	53,244
Argo Group International Holdings Ltd.	72	4,133

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Arlington Asset Investment Corp. - Class A (b)	4	$44
Arthur J. Gallagher & Co.	1,225	84,194
Artisan Partners Asset Management, Inc. - Class A	300	9,990
Ashford, Inc. (a)	6	574
Aspen Insurance Holdings Ltd.	350	15,698
Associated Banc-Corp.	900	22,365
Assurant, Inc.	337	30,805
Assured Guaranty Ltd.	775	28,055
Axis Capital Holdings Ltd.	475	27,346
Bancorp, Inc. (The) (a)	50	540
BancorpSouth Bank	675	21,465
Bank of America Corp.	72,498	2,174,214
Bank of Hawaii Corp.	303	25,179
Bank of New York Mellon Corp. (The)	7,163	369,109
Bank of the Ozarks, Inc.	765	36,927
BankFinancial Corp.	700	11,886
BankUnited, Inc.	825	32,984
Banner Corp.	300	16,647
BB&T Corp.	5,840	303,913
Beneficial Bancorp, Inc.	549	8,537
Berkley (W.R.) Corp.	687	49,945
Berkshire Hathaway, Inc. - Class B (a)	15,706	3,133,032
Berkshire Hills Bancorp, Inc.	300	11,385
BGC Partners, Inc. - Class A	1,650	22,193
BlackRock, Inc.	942	510,300
Blackstone Mortgage Trust, Inc. - Class A (b)	600	18,852
BofI Holding, Inc. (a) (b)	372	15,077
BOK Financial Corp. (b)	169	16,729
Boston Private Financial Holdings, Inc.	500	7,525
Bridge Bancorp, Inc. (b)	300	10,065
Brighthouse Financial, Inc. (a) (b)	608	31,251
Brookline Bancorp, Inc.	500	8,100
Brown & Brown, Inc.	1,800	45,792
Camden National Corp.	150	6,675
Capital City Bank Group, Inc. (b)	350	8,663
Capital One Financial Corp.	3,012	288,610

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Capitol Federal Financial, Inc.	1,000	$12,350
Capstead Mortgage Corp. (b)	700	6,055
Cathay General Bancorp	463	18,511
Cboe Global Markets, Inc.	590	67,319
Central Pacific Financial Corp.	300	8,538
Charles Schwab Corp. (The)	8,589	448,518
Charter Financial Corp.	498	10,154
Chemical Financial Corp.	500	27,340
Chimera Investment Corp.	1,455	25,331
Cincinnati Financial Corp.	1,135	84,285
CIT Group, Inc.	1,350	69,525
Citigroup, Inc.	20,065	1,354,387
Citizens Financial Group, Inc.	3,375	141,683
CME Group, Inc.	2,138	345,800
CNA Financial Corp.	300	14,805
CNO Financial Group, Inc.	1,100	23,837
CoBiz Financial, Inc.	750	14,700
Cohen & Steers, Inc.	50	2,033
Columbia Banking System, Inc. (b)	276	11,578
Comerica, Inc.	1,083	103,892
Commerce Bancshares, Inc. (b)	722	43,255
Community Bank System, Inc. (b)	200	10,712
Community Trust Bancorp, Inc.	110	4,972
Crawford & Co. - Class B (b)	200	1,644
Credit Acceptance Corp. (a) (b)	112	37,006
Cullen/Frost Bankers, Inc. (b)	332	35,215
CVB Financial Corp.	600	13,584
CYS Investments, Inc. (b)	1,575	10,584
Discover Financial Services	2,775	199,606
Donnelley Financial Solutions, Inc. (a) (b)	159	2,730
E*TRADE Financial Corp. (a)	2,078	115,142
Eagle Bancorp, Inc. (a)	300	17,955
East West Bancorp, Inc.	1,025	64,104
Eaton Vance Corp.	850	47,320
eHealth, Inc. (a)	175	2,504
Employers Holdings, Inc.	75	3,034

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Encore Capital Group, Inc. (a) (b)	200	$9,040
Enova International, Inc. (a)	297	6,549
Enstar Group Ltd. (a) (b)	120	25,230
Enterprise Financial Services Corp.	50	2,345
Erie Indemnity Co. - Class A	174	20,469
Evercore, Inc. - Class A	350	30,520
Everest Re Group Ltd.	226	58,041
EZCORP, Inc. - Class A (a)	1,000	13,200
F.N.B. Corp. (b)	2,460	33,087
FBL Financial Group, Inc. - Class A	300	20,805
Federated Investors, Inc. - Class B	700	23,380
Federated National Holding Co.	200	3,154
Fifth Third Bancorp	5,276	167,513
Financial Engines, Inc.	225	7,875
Financial Institutions, Inc.	200	5,920
First American Financial Corp.	527	30,924
First Bancorp (North Carlina)	300	10,695
First BanCorp. (Puerto Rico) (a)	1,366	8,223
First Busey Corp.	325	9,659
First Citizens BancShares, Inc. - Class A	50	20,662
First Commonwealth Financial Corp. (b)	800	11,304
First Community Bancshares, Inc. (b)	425	12,686
First Financial Bancorp (b)	575	16,876
First Financial Bankshares, Inc. (b)	300	13,890
First Financial Corp.	100	4,160
First Hawaiian, Inc.	300	8,349
First Horizon National Corp.	1,617	30,448
First Interstate BancSystem, Inc. - Class A	300	11,865
First Merchants Corp.	425	17,723
First Midwest Bancorp, Inc. (b)	800	19,672
First Republic Bank	1,013	93,814
FirstCash, Inc.	221	17,956
FNF Group	1,909	76,398
Franklin Resources, Inc.	2,621	90,896
FS Investment Corp. (b)	1,925	13,956
Fulton Financial Corp.	1,250	22,188

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Glacier Bancorp, Inc. (b)	550	$21,109
Goldman Sachs Group, Inc. (The)	2,765	696,392
Golub Capital BDC, Inc.	475	8,498
Granite Point Mortgage Trust, Inc. (b)	229	3,788
Great Western Bancorp, Inc.	300	12,081
Green Dot Corp. - Class A (a)	250	16,040
Greenhill & Co., Inc. (b)	300	5,550
Guaranty Bancorp	200	5,670
Hallmark Financial Services, Inc. (a) (b)	100	892
Hancock Holding Co.	500	25,850
Hanmi Financial Corp.	369	11,347
Hanover Insurance Group, Inc. (The)	300	35,367
Hartford Financial Services Group, Inc. (The)	2,375	122,360
Heartland Financial USA, Inc.	300	15,915
Hercules Capital, Inc.	775	9,378
Heritage Commerce Corp.	50	824
Hilltop Holdings, Inc.	550	12,903
Home BancShares, Inc.	950	21,670
HomeStreet, Inc. (a)	300	8,595
Hope Bancorp, Inc.	1,092	19,863
Horace Mann Educators Corp.	375	16,031
Huntington Bancshares, Inc.	7,172	108,297
IBERIABANK Corp.	375	29,250
Impac Mortgage Holdings, Inc. (a) (b)	85	672
Independent Bank Corp. (b)	300	21,465
Interactive Brokers Group, Inc. - Class A	500	33,620
Intercontinental Exchange, Inc.	4,000	290,080
International Bancshares Corp.	400	15,560
INTL FCStone, Inc. (a) (b)	500	21,340
Invesco Ltd.	2,975	95,230
Invesco Mortgage Capital, Inc. (b)	625	10,238
Investment Technology Group, Inc.	1,000	19,740
Investors Bancorp, Inc.	1,325	18,073
JPMorgan Chase & Co.	24,732	2,719,777
Kearny Financial Corp. (b)	828	10,764
Kemper Corp. (b)	300	17,100

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 15.7% (Continued)
KeyCorp	7,726	$151,043
Lakeland Financial Corp. (b)	300	13,869
LegacyTexas Financial Group, Inc.	375	16,058
Legg Mason, Inc.	750	30,488
LendingTree, Inc. (a) (b)	90	29,534
Leucadia National Corp.	2,432	55,279
Lincoln National Corp.	1,600	116,896
Loews Corp.	1,955	97,222
LPL Financial Holdings, Inc.	200	12,214
M&T Bank Corp.	967	178,276
Maiden Holdings Ltd. (b)	675	4,388
Main Street Capital Corp. (b)	475	17,528
MainSource Financial Group, Inc. (b)	300	12,195
Markel Corp. (a)	138	161,495
MarketAxess Holdings, Inc.	250	54,360
Marsh & McLennan Cos., Inc.	3,429	283,201
MB Financial, Inc.	540	21,859
MBIA, Inc. (a) (b)	925	8,566
Mercury General Corp.	300	13,761
Meta Financial Group, Inc.	100	10,920
MetLife, Inc.	6,696	307,279
MFA Financial, Inc.	2,250	16,943
MGIC Investment Corp. (a)	1,500	19,500
Moody's Corp.	1,218	196,463
Morgan Stanley	10,300	555,787
Morningstar, Inc.	207	19,773
MSCI, Inc.	519	77,575
MTGE Investment Corp.	575	10,293
Nasdaq, Inc.	725	62,510
National General Holdings Corp. (b)	525	12,763
Navient Corp.	2,050	26,896
Navigators Group, Inc. (The)	200	11,530
NBT Bancorp, Inc.	200	7,096
Nelnet, Inc. - Class A (b)	25	1,310
New Mountain Finance Corp. (b)	650	8,548
New Residential Investment Corp.	1,400	23,030

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 15.7% (Continued)
New York Community Bancorp, Inc.	3,062	$39,897
New York REIT, Inc. (a) (b)	130	2,796
Northern Trust Corp.	1,738	179,240
Northwest Bancshares, Inc. (b)	875	14,490
Oaktree Special Lending Corp. (b)	1,750	7,368
OceanFirst Financial Corp.	100	2,675
OFG Bancorp (b)	432	4,514
Old National Bancorp	950	16,055
Old Republic International Corp.	1,661	35,628
Old Second Bancorp, Inc.	400	5,560
OneMain Holdings, Inc. (a)	300	8,982
Oritani Financial Corp. (b)	400	6,140
Pacific Premier Bancorp, Inc. (a) (b)	300	12,060
PacWest Bancorp	817	40,466
Park National Corp. (b)	87	9,027
PennyMac Mortgage Investment Trust (b)	450	8,114
People's United Financial, Inc.	1,983	37,003
PHH Corp. (a)	573	5,994
Physicians Realty Trust (b)	900	14,013
Pinnacle Financial Partners, Inc.	559	35,888
PNC Financial Services Group, Inc. (The)	3,544	535,994
Popular, Inc.	782	32,547
PRA Group, Inc. (a) (b)	300	11,400
Preferred Bank (b)	200	12,840
Primerica, Inc.	300	28,980
Principal Financial Group, Inc.	1,850	112,684
ProAssurance Corp.	230	11,167
Progressive Corp. (The)	3,875	236,104
Prospect Capital Corp. (b)	2,650	17,358
Prosperity Bancshares, Inc.	500	36,315
Provident Financial Services, Inc.	600	15,354
Prudential Financial, Inc.	3,131	324,215
Pzena Investment Management, Inc. - Class A	2,077	23,117
Radian Group, Inc.	1,445	27,513
Rafael Holdings, Inc. - Class B (a)	8	39
Raymond James Financial, Inc.	925	82,704

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Redwood Trust, Inc. (b)	450	$6,962
Regions Financial Corp.	8,081	150,145
Reinsurance Group of America, Inc.	454	69,916
RenaissanceRe Holdings Ltd.	290	40,168
Renasant Corp. (b)	400	17,024
Republic Bancorp, Inc. - Class A	315	12,065
Resource Capital Corp. (b)	50	476
RLI Corp.	425	26,941
S&P Global, Inc.	1,782	340,469
S&T Bancorp, Inc. (b)	350	13,979
Sandy Spring Bancorp, Inc.	300	11,628
Seacoast Banking Corp. of Florida (a)	150	3,971
SEI Investments Co.	975	73,037
Selective Insurance Group, Inc.	300	18,210
ServisFirst Bancshares, Inc. (b)	400	16,328
Signature Bank (a)	387	54,935
Simmons First National Corp. - Class A	438	12,461
SLM Corp. (a)	2,500	28,025
Solar Capital Ltd.	500	10,155
South State Corp.	180	15,354
Southside Bancshares, Inc. (b)	340	11,812
Starwood Property Trust, Inc.	1,825	38,233
State Auto Financial Corp. (b)	400	11,428
State Street Corp.	2,476	246,931
Sterling Bancorp (b)	1,725	38,899
Stewart Information Services Corp.	300	13,182
Stifel Financial Corp.	340	20,138
Stock Yards Bancorp, Inc. (b)	300	10,530
SunTrust Banks, Inc.	3,030	206,161
SVB Financial Group (a)	367	88,084
Synchrony Financial	5,775	193,636
Synovus Financial Corp.	947	47,293
T. Rowe Price Group, Inc.	1,890	204,063
TCF Financial Corp.	975	22,240
TD Ameritrade Holding Corp.	2,053	121,599
Texas Capital Bancshares, Inc. (a)	384	34,522

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 15.7% (Continued)
TFS Financial Corp. (b)	525	$7,712
Tompkins Financial Corp. (b)	105	7,955
Torchmark Corp.	786	66,158
TowneBank (b)	553	15,816
Travelers Cos., Inc. (The)	1,672	232,174
Triangle Capital Corp. (b)	350	3,896
TriCo Bancshares	109	4,057
TrustCo Bank Corp.	1,208	10,208
Trustmark Corp.	425	13,243
Two Harbors Investment Corp.	1,212	18,628
U.S. Bancorp	10,964	553,681
UMB Financial Corp.	243	17,591
Umpqua Holdings Corp.	1,500	32,115
Union Bankshares Corp. (b)	275	10,095
United Bankshares, Inc. (b)	553	19,493
United Community Banks, Inc. (b)	474	15,002
United Community Financial Corp.	317	3,126
United Financial Bancorp, Inc.	542	8,780
United Fire Group, Inc.	300	14,358
United Security Bancshares (b)	406	4,365
Unum Group	1,407	66,987
Validus Holdings Ltd.	483	32,578
Valley National Bancorp (b)	1,750	21,805
Virtus Investment Partners, Inc. (b)	48	5,942
Voya Financial, Inc.	1,275	64,388
Waddell & Reed Financial, Inc. - Class A (b)	525	10,610
Washington Federal, Inc.	433	14,982
Washington Trust Bancorp, Inc.	100	5,375
Webster Financial Corp.	675	37,395
Wells Fargo & Co.	32,147	1,684,823
WesBanco, Inc.	350	14,805
Westamerica Bancorp. (b)	83	4,821
Western Alliance Bancorp (a)	850	49,394
Western New England Bancorp, Inc. (b)	200	2,130
Wintrust Financial Corp.	425	36,571
WisdomTree Investments, Inc.	750	6,878

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 15.7% (Continued)
World Acceptance Corp. (a)	100	$10,530
WSFS Financial Corp.	300	14,370
Xenia Hotel & Resorts, Inc.	900	17,748
Zions Bancorp. (b)	1,480	78,040
		28,423,442
Health Care - 12.4%
Abbott Laboratories	12,635	757,088
AbbVie, Inc.	10,100	955,964
ABIOMED, Inc. (a)	250	72,748
Acadia Healthcare Co., Inc. (a) (b)	475	18,611
ACADIA Pharmaceuticals, Inc. (a) (b)	625	14,044
Acorda Therapeutics, Inc. (a) (b)	375	8,869
Aetna, Inc.	2,105	355,745
Agilent Technologies, Inc.	2,196	146,912
Agios Pharmaceuticals, Inc. (a)	300	24,534
Akorn, Inc. (a)	600	11,226
Alder Biopharmaceuticals, Inc. (a) (b)	300	3,810
Alexion Pharmaceuticals, Inc. (a)	1,349	150,360
Align Technology, Inc. (a)	454	114,013
Alkermes plc (a)	1,000	57,960
Allergan plc	2,419	407,094
Allscripts Healthcare Solutions, Inc. (a)	1,225	15,129
Alnylam Pharmaceuticals, Inc. (a)	413	49,188
AMAG Pharmaceuticals, Inc. (a) (b)	100	2,015
Amedisys, Inc. (a)	201	12,128
AmerisourceBergen Corp.	1,144	98,624
Amgen, Inc.	4,500	767,159
Amicus Therapeutics, Inc. (a) (b)	1,225	18,424
AMN Healthcare Services, Inc. (a) (b)	250	14,188
Analogic Corp.	130	12,467
Anika Therapeutics, Inc. (a) (b)	100	4,972
Anthem, Inc.	1,960	430,612
Array BioPharma, Inc. (a) (b)	1,175	19,176
athenahealth, Inc. (a)	192	27,462
Baxter International, Inc.	3,963	257,754
Becton, Dickinson and Co.	1,824	395,260

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Biogen, Inc. (a)	1,313	$359,526
BioMarin Pharmaceutical, Inc. (a)	978	79,286
Bio-Rad Laboratories, Inc. - Class A (a)	99	24,758
Bio-Techne Corp.	232	35,041
Bluebird Bio, Inc. (a) (b)	168	28,686
Boston Scientific Corp. (a)	7,964	217,576
Bristol-Myers Squibb Co.	12,225	773,231
Brookdale Senior Living, Inc. (a) (b)	1,294	8,683
Bruker Corp.	725	21,692
Cambrex Corp. (a)	350	18,305
Cantel Medical Corp.	200	22,282
Capital Senior Living Corp. (a) (b)	100	1,075
Cardinal Health, Inc.	2,048	128,369
Cardiovascular Systems, Inc. (a)	325	7,127
Catalent, Inc. (a)	550	22,583
Celgene Corp. (a)	5,746	512,601
Centene Corp. (a)	1,333	142,458
Cerner Corp. (a)	2,200	127,599
Charles River Laboratories International, Inc. (a)	346	36,932
Chemed Corp. (b)	136	37,109
Chimerix, Inc. (a)	300	1,560
Cigna Corp.	1,772	297,235
Clovis Oncology, Inc. (a) (b)	300	15,840
Community Health Systems, Inc. (a) (b)	832	3,295
Computer Programs & Systems, Inc.	100	2,920
CONMED Corp.	300	18,999
Cooper Cos., Inc. (The)	300	68,643
Danaher Corp.	4,019	393,500
DaVita, Inc. (a)	1,033	68,116
DENTSPLY SIRONA, Inc.	1,552	78,081
Depomed, Inc. (a)	675	4,448
Dermira, Inc. (a) (b)	300	2,397
DexCom, Inc. (a) (b)	298	22,100
Dynavax Technologies Corp. (a) (b)	425	8,436
Edwards Lifesciences Corp. (a)	1,473	205,513
Eli Lilly & Co.	6,762	523,176

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Emergent BioSolutions, Inc. (a)	293	$15,426
Encompass Health Corp.	650	37,161
Endo International plc (a) (b)	922	5,477
Endologix, Inc. (a) (b)	700	2,961
Ensign Group, Inc. (The)	300	7,890
Envision Healthcare Corp. (a) (b)	575	22,097
Exact Sciences Corp. (a) (b)	775	31,256
Exelixis, Inc. (a)	1,875	41,531
Express Scripts Holding Co. (a)	4,236	292,623
Genomic Health, Inc. (a)	200	6,258
Gilead Sciences, Inc.	9,017	679,792
Haemonetics Corp. (a)	250	18,290
Halozyme Therapeutics, Inc. (a) (b)	750	14,693
Halyard Health, Inc. (a)	297	13,686
Hanger, Inc. (a)	350	5,600
HCA Healthcare, Inc.	2,203	213,691
Henry Schein, Inc. (a) (b)	890	59,817
Hill-Rom Holdings, Inc.	300	26,100
HMS Holdings Corp. (a)	525	8,841
Hologic, Inc. (a)	1,777	66,389
Horizon Pharma plc (a)	1,125	15,975
Humana, Inc.	848	227,968
ICU Medical, Inc. (a)	100	25,240
IDEXX Laboratories, Inc. (a)	599	114,643
Illumina, Inc. (a)	752	177,788
Impax Laboratories, Inc. (a) (b)	650	12,643
Incyte Corp. (a)	1,343	111,912
Innoviva, Inc. (a) (b)	1,000	16,670
Insulet Corp. (a)	175	15,169
Integer Holdings Corp. (a)	300	16,965
Integra LifeSciences Holdings Corp. (a) (b)	378	20,919
Intercept Pharmaceuticals, Inc. (a) (b)	137	8,428
Intrexon Corp. (a) (b)	400	6,132
Intuitive Surgical, Inc. (a)	495	204,351
Ionis Pharmaceuticals, Inc. (a) (b)	700	30,856
IQVIA Holdings, Inc. (a)	1,031	101,151

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Ironwood Pharmaceuticals, Inc. (a) (b)	1,000	$15,430
Johnson & Johnson	19,625	2,514,944
Keryx Biopharmaceuticals, Inc. (a) (b)	975	3,988
Kindred Healthcare, Inc.	587	5,371
Laboratory Corp. of America Holdings (a)	670	108,373
Lannett Co., Inc. (a) (b)	300	4,815
LHC Group, Inc. (a)	100	6,156
LifePoint Health, Inc. (a) (b)	265	12,455
Ligand Pharmaceuticals, Inc. (a) (b)	164	27,086
Magellan Health, Inc. (a)	100	10,710
Masimo Corp. (a)	300	26,385
McKesson Corp.	1,508	212,432
Medicines Co. (The) (a) (b)	350	11,529
Medidata Solutions, Inc. (a) (b)	125	7,851
MEDNAX, Inc. (a)	600	33,378
Merck & Co., Inc.	20,155	1,097,843
Meridian Bioscience, Inc.	375	5,325
Mettler-Toledo International, Inc. (a)	200	115,006
Molina Healthcare, Inc. (a) (b)	300	24,354
Momenta Pharmaceuticals, Inc. (a)	200	3,630
Myriad Genetics, Inc. (a) (b)	450	13,298
Natus Medical, Inc. (a) (b)	75	2,524
Nektar Therapeutics (a) (b)	650	69,069
Neogen Corp. (a)	466	31,217
Neurocrine Biosciences, Inc. (a)	500	41,465
Nevro Corp. (a) (b)	162	14,041
NewLink Genetics Corp. (a) (b)	300	2,175
NuVasive, Inc. (a) (b)	290	15,141
Nuvectra Corp. (a)	100	1,302
NxStage Medical, Inc. (a)	450	11,187
Omnicell, Inc. (a)	375	16,275
OPKO Health, Inc. (a) (b)	3,000	9,510
Owens & Minor, Inc. (b)	275	4,276
Pacira Pharmaceuticals, Inc. (a) (b)	75	2,336
Paratek Pharmaceuticals, Inc. (a) (b)	6	78
Patterson Cos., Inc. (b)	575	12,782

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Penumbra, Inc. (a) (b)	196	$22,667
PerkinElmer, Inc. (b)	492	37,254
Pfizer, Inc.	43,962	1,560,211
Portola Pharmaceuticals, Inc. (a)	300	9,798
PRA Health Sciences, Inc. (a)	300	24,888
Premier, Inc. - Class A (a) (b)	350	10,959
Prestige Brands Holdings, Inc. (a) (b)	350	11,802
Progenics Pharmaceuticals, Inc. (a) (b)	800	5,968
Providence Service Corp. (The) (a)	200	13,828
Puma Biotechnology, Inc. (a) (b)	254	17,285
Quality Systems, Inc. (a) (b)	575	7,849
Quest Diagnostics, Inc.	877	87,963
Quidel Corp. (a)	300	15,543
Quorum Health Corp. (a)	208	1,701
Regeneron Pharmaceuticals, Inc. (a)	469	161,505
Repligen Corp. (a) (b)	300	10,854
ResMed, Inc.	800	78,776
Sage Therapeutics, Inc. (a)	300	48,321
Sarepta Therapeutics, Inc. (a) (b)	400	29,636
SeaSpine Holdings Corp. (a)	100	1,014
Seattle Genetics, Inc. (a) (b)	625	32,713
Select Medical Holdings Corp. (a)	725	12,506
Simulations Plus, Inc. (b)	600	8,850
Stryker Corp.	1,986	319,587
Syneos Health, Inc. (a)	300	10,650
Teleflex, Inc.	200	50,996
Tenet Healthcare Corp. (a) (b)	631	15,302
TESARO, Inc. (a) (b)	174	9,942
Tetraphase Pharmaceuticals, Inc. (a) (b)	300	921
TherapeuticsMD, Inc. (a) (b)	1,275	6,209
Thermo Fisher Scientific, Inc.	2,901	598,941
Ultragenyx Pharmaceutical, Inc. (a) (b)	207	10,555
United Therapeutics Corp. (a)	288	32,360
UnitedHealth Group, Inc.	6,576	1,407,263
Universal Health Services, Inc. - Class B	562	66,546
Varex Imaging Corp. (a)	282	10,090

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Varian Medical Systems, Inc. (a)	607	$74,449
Veeva Systems, Inc. - Class A (a)	725	52,940
Vertex Pharmaceuticals, Inc. (a)	1,349	219,860
Waters Corp. (a)	544	108,066
WellCare Health Plans, Inc. (a)	329	63,704
West Pharmaceutical Services, Inc.	505	44,586
Zimmer Biomet Holdings, Inc.	1,472	160,507
ZIOPHARM Oncology, Inc. (a) (b)	64	251
Zoetis, Inc.	3,275	273,495
		22,461,951
Industrials - 10.9%
3M Co.	4,256	934,278
A.O. Smith Corp.	1,040	66,134
AAON, Inc. (b)	225	8,775
AAR Corp.	300	13,233
ABM Industries, Inc. (b)	500	16,740
Acacia Research Corp. (a) (b)	300	1,050
ACCO Brands Corp.	825	10,354
Actuant Corp. - Class A (b)	290	6,743
Acuity Brands, Inc. (b)	275	38,277
AECOM (a) (b)	977	34,811
Aerojet Rocketdyne Holdings, Inc. (a)	500	13,985
AGCO Corp.	400	25,940
Air Lease Corp.	600	25,572
Aircastle Ltd.	500	9,930
Alaska Air Group, Inc. (b)	834	51,675
Albany International Corp. - Class A	100	6,270
Allegiant Travel Co. (b)	53	9,145
Allison Transmission Holdings, Inc.	1,125	43,943
Altra Industrial Motion Corp. (b)	300	13,785
AMERCO	100	34,510
American Airlines Group, Inc.	3,411	177,236
American Woodmark Corp. (a) (b)	130	12,799
AMETEK, Inc.	1,337	101,572
Apogee Enterprises, Inc. (b)	200	8,670
Applied Industrial Technologies, Inc.	375	27,338

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 10.9% (Continued)
ArcBest Corp. (b)	300	$9,615
Arconic, Inc.	3,140	72,346
Armstrong Flooring, Inc. (a)	100	1,357
Armstrong World Industries, Inc. (a)	200	11,260
Astec Industries, Inc.	200	11,036
Astronics Corp. (a)	300	11,190
Astronics Corp. - Class B (a)	96	3,550
Avis Budget Group, Inc. (a) (b)	392	18,361
Axon Enterprise, Inc. (a) (b)	325	12,776
AZZ, Inc.	225	9,833
Babcock & Wilcox Enterprises, Inc. (a) (b)	718	3,138
Barnes Group, Inc.	300	17,967
Beacon Roofing Supply, Inc. (a)	500	26,535
BMC Stock Holdings, Inc. (a)	475	9,286
Boeing Co. (The)	4,038	1,323,978
Brady Corp. - Class A	145	5,387
Briggs & Stratton Corp. (b)	150	3,212
Brink's Co. (The)	150	10,703
Builders FirstSource, Inc. (a)	450	8,928
BWX Technologies, Inc.	612	38,880
C.H. Robinson Worldwide, Inc.	900	84,339
Carlisle Cos., Inc.	423	44,165
Casella Waste Systems, Inc. - Class A (a)	100	2,338
Caterpillar, Inc.	4,331	638,302
CBIZ, Inc. (a)	300	5,475
CECO Environmental Corp.	400	1,780
Chart Industries, Inc. (a)	300	17,709
Cintas Corp. (b)	701	119,576
CIRCOR International, Inc. (b)	184	7,849
Clean Harbors, Inc. (a)	400	19,524
Colfax Corp. (a)	625	19,938
Columbus McKinnon Corp.	400	14,336
Comfort Systems USA, Inc.	300	12,375
Commercial Vehicle Group, Inc. (a)	300	2,325
Copart, Inc. (a)	1,400	71,302
Covanta Holding Corp. (b)	850	12,325

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 10.9% (Continued)
Covenant Transportation Group, Inc. - Class A (a)	100	$2,983
Crane Co.	325	30,141
CSX Corp.	6,225	346,794
Cubic Corp.	300	19,080
Cummins, Inc.	1,277	206,988
Curtiss-Wright Corp.	300	40,521
Deere & Co.	1,971	306,135
Delta Air Lines, Inc.	5,250	287,752
Deluxe Corp.	200	14,802
DMC Global, Inc.	400	10,700
Donaldson Co., Inc.	925	41,671
Dover Corp.	1,131	111,087
Dun & Bradstreet Corp. (The)	213	24,921
DXP Enterprises, Inc. (a)	100	3,895
Dycom Industries, Inc. (a) (b)	211	22,710
Eaton Corp. plc	3,321	265,381
EMCOR Group, Inc.	500	38,965
Emerson Electric Co.	4,678	319,506
Encore Wire Corp.	200	11,340
Energy Recovery, Inc. (a) (b)	500	4,110
EnerSys	375	26,014
Engility Holdings, Inc. (a) (b)	179	4,368
Ennis, Inc.	50	985
EnPro Industries, Inc. (b)	178	13,774
Equifax, Inc.	795	93,658
ESCO Technologies, Inc.	200	11,710
Esterline Technologies Corp. (a)	190	13,899
Expeditors International of Washington, Inc.	1,250	79,125
Exponent, Inc.	270	21,236
Fastenal Co.	2,125	116,004
Federal Signal Corp.	475	10,460
FedEx Corp.	1,717	412,269
Flowserve Corp. (b)	815	35,314
Fluor Corp.	1,086	62,140
Fortive Corp.	1,835	142,249
Fortune Brands Home & Security, Inc.	1,000	58,890

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 10.9% (Continued)
Forward Air Corp.	300	$15,858
Franklin Electric Co., Inc.	275	11,206
FreightCar America, Inc.	500	6,700
FTI Consulting, Inc. (a)	250	12,103
GATX Corp. (b)	325	22,259
General Cable Corp.	625	18,500
General Dynamics Corp.	1,770	390,993
General Electric Co.	60,816	819,800
Genesee & Wyoming, Inc. - Class A (a)	285	20,175
Gibraltar Industries, Inc. (a)	300	10,155
Gorman-Rupp Co. (The)	182	5,324
Graco, Inc.	1,086	49,652
Granite Construction, Inc. (b)	400	22,344
Great Lakes Dredge & Dock Corp. (a)	1,500	6,900
Greenbrier Cos., Inc. (The)	200	10,050
Griffon Corp.	350	6,388
H&E Equipment Services, Inc.	325	12,509
Hardinge, Inc.	850	15,572
Harris Corp.	892	143,862
Hawaiian Holdings, Inc. (b)	325	12,578
HD Supply Holdings, Inc. (a)	1,400	53,116
Healthcare Services Group, Inc.	375	16,305
Heartland Express, Inc. (b)	325	5,847
HEICO Corp. - Class A	546	38,739
Heidrick & Struggles International, Inc.	200	6,250
Herc Holdings, Inc. (a) (b)	143	9,288
Herman Miller, Inc.	300	9,585
Hertz Global Holdings, Inc. (a) (b)	430	8,536
Hexcel Corp.	750	48,443
Hill International, Inc. (a)	300	1,710
Hillenbrand, Inc.	325	14,918
HNI Corp.	100	3,609
Honeywell International, Inc.	5,622	812,435
Hub Group, Inc. - Class A (a)	50	2,093
Hubbell, Inc.	338	41,162
Huntington Ingalls Industries, Inc.	319	82,225

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 10.9% (Continued)
Hurco Cos., Inc.	400	$18,360
Huron Consulting Group, Inc. (a)	200	7,620
Hyster-Yale Materials Handling, Inc.	118	8,252
IDEX Corp.	437	62,277
IES Holdings, Inc. (a) (b)	500	7,575
Illinois Tool Works, Inc.	2,084	326,478
InnerWorkings, Inc. (a)	500	4,525
Insperity, Inc.	72	5,008
Insteel Industries, Inc.	300	8,289
Interface, Inc.	500	12,600
ITT, Inc.	600	29,388
J.B. Hunt Transport Services, Inc.	670	78,491
Jacobs Engineering Group, Inc.	850	50,277
JetBlue Airways Corp. (a)	1,750	35,560
John Bean Technologies Corp.	151	17,123
Johnson Controls International plc	3,150	111,005
Kaman Corp.	300	18,636
Kansas City Southern	759	83,376
KAR Auction Services, Inc.	975	52,845
KBR, Inc.	925	14,976
Kelly Services, Inc. - Class A	400	11,616
Kennametal, Inc. (b)	475	19,076
Kforce, Inc.	150	4,058
Kimball International, Inc. - Class B	700	11,928
Kirby Corp. (a) (b)	300	23,085
KLX, Inc. (a)	317	22,526
Knight-Swift Transportation Holdings, Inc.	638	29,354
Knoll, Inc.	500	10,095
Korn/Ferry International	225	11,608
Kratos Defense & Security Solutions, Inc. (a) (b)	10	103
L3 Technologies, Inc.	512	106,496
Landstar System, Inc.	300	32,895
Layne Christensen Co. (a) (b)	600	8,952
Lennox International, Inc.	257	52,523
Lincoln Electric Holdings, Inc. (b)	332	29,863
Lockheed Martin Corp.	1,804	609,625

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 10.9% (Continued)
LSC Communications, Inc.	159	$2,775
LSI Industries, Inc.	700	5,677
Manitowoc Co., Inc. (The) (a) (b)	268	7,627
ManpowerGroup, Inc.	413	47,536
Marten Transport Ltd.	250	5,700
Masco Corp.	2,050	82,901
MasTec, Inc. (a)	500	23,525
Matson, Inc.	325	9,308
McGrath RentCorp	300	16,107
Mercury Systems, Inc. (a)	400	19,328
Meritor, Inc. (a)	550	11,308
Middleby Corp. (The) (a)	468	57,934
Mobile Mini, Inc.	406	17,661
Moog, Inc. - Class A (a)	300	24,723
MSA Safety, Inc.	228	18,979
MSC Industrial Direct Co., Inc. - Class A	245	22,469
Mueller Industries, Inc.	300	7,848
Mueller Water Products, Inc.	1,600	17,392
Navigant Consulting, Inc. (a)	400	7,696
Navistar International Corp. (a) (b)	625	21,856
NCI Building Systems, Inc. (a)	500	8,850
Nordson Corp.	318	43,356
Norfolk Southern Corp.	2,084	282,966
Northrop Grumman Corp.	1,267	442,335
NOW, Inc. (a) (b)	649	6,633
Old Dominion Freight Line, Inc.	500	73,485
On Assignment, Inc. (a)	250	20,470
Orbital ATK, Inc.	323	42,833
Oshkosh Corp.	350	27,045
Owens Corning	800	64,320
PACCAR, Inc.	2,205	145,905
Parker-Hannifin Corp.	877	149,993
Pentair plc	1,425	97,085
Perma-Pipe International Holdings, Inc. (a)	300	2,715
Pitney Bowes, Inc.	1,375	14,974
Primoris Services Corp.	475	11,866

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 10.9% (Continued)
Quanex Building Products Corp.	1,000	$17,400
Quanta Services, Inc. (a)	1,050	36,068
R.R. Donnelley & Sons Co.	425	3,710
Raven Industries, Inc. (b)	275	9,639
Raytheon Co.	2,101	453,438
RBC Bearings, Inc. (a)	165	20,493
Regal Beloit Corp.	100	7,335
Republic Services, Inc.	1,743	115,438
Resources Connection, Inc.	200	3,240
Rexnord Corp. (a)	325	9,646
Roadrunner Transportation Systems, Inc. (a)	350	889
Robert Half International, Inc.	1,000	57,890
Rockwell Automation, Inc.	970	168,974
Rockwell Collins, Inc.	1,082	145,908
Rollins, Inc.	900	45,927
Roper Technologies, Inc.	634	177,957
RPX Corp.	1,000	10,690
Rush Enterprises, Inc. - Class A (a)	75	3,187
Ryder System, Inc.	405	29,480
Saia, Inc. (a)	225	16,909
Simpson Manufacturing Co., Inc.	100	5,759
SkyWest, Inc.	375	20,400
Snap-on, Inc. (b)	362	53,409
Southwest Airlines Co.	3,524	201,854
Spartan Motors, Inc.	75	1,290
Spirit AeroSystems Holdings, Inc. - Class A	700	58,590
Spirit Airlines, Inc. (a) (b)	475	17,946
SPX Corp. (a)	312	10,134
SPX FLOW, Inc. (a)	312	15,347
Standex International Corp.	50	4,768
Stanley Black & Decker, Inc.	1,020	156,263
Steelcase, Inc. - Class A	875	11,900
Stericycle, Inc. (a) (b)	575	33,655
Team, Inc. (a) (b)	164	2,255
Teledyne Technologies, Inc. (a)	211	39,493
Terex Corp.	825	30,863

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 10.9% (Continued)
Tetra Tech, Inc.	418	$20,461
Textainer Group Holdings Ltd. (a)	700	11,865
Textron, Inc.	1,375	81,084
Timken Co. (The)	375	17,100
Titan International, Inc.	312	3,934
Toro Co. (The)	528	32,974
TransDigm Group, Inc.	298	91,468
TransUnion (a)	650	36,907
Trex Co., Inc. (a)	225	24,473
Trinity Industries, Inc.	1,050	34,262
Triumph Group, Inc. (b)	256	6,451
TrueBlue, Inc. (a)	300	7,770
Tutor Perini Corp. (a) (b)	200	4,410
Twin Disc, Inc. (a) (b)	400	8,696
Ultralife Corp. (a) (b)	200	2,000
UniFirst Corp.	86	13,902
Union Pacific Corp.	5,627	756,437
United Continental Holdings, Inc. (a)	1,851	128,589
United Parcel Service, Inc. - Class B	4,100	429,105
United Rentals, Inc. (a)	542	93,620
United Technologies Corp.	5,952	748,880
Univar, Inc. (a)	575	15,956
Universal Forest Products, Inc.	399	12,948
US Ecology, Inc. (b)	200	10,660
USG Corp. (a) (b)	775	31,326
Valmont Industries, Inc.	159	23,262
Vectrus, Inc. (a)	122	4,543
Verisk Analytics, Inc. (a)	1,124	116,895
Veritiv Corp. (a) (b)	97	3,802
Viad Corp.	100	5,245
Vicor Corp. (a)	300	8,565
W.W. Grainger, Inc.	423	119,400
Wabash National Corp. (b)	50	1,041
WABCO Holdings, Inc. (a)	303	40,563
WageWorks, Inc. (a)	300	13,560
Waste Management, Inc.	3,075	258,668

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 10.9% (Continued)
Watsco, Inc.	214	$38,728
Watts Water Technologies, Inc. - Class A	300	23,310
Welbilt, Inc. (a)	1,075	20,909
Werner Enterprises, Inc.	250	9,125
WESCO International, Inc. (a)	300	18,615
Westinghouse Air Brake Technologies Corp. (b)	559	45,503
Woodward, Inc.	500	35,830
XPO Logistics, Inc. (a) (b)	655	66,686
Xylem, Inc.	1,300	99,996
		19,731,840
Information Technology - 23.6%
2U, Inc. (a)	325	27,310
3D Systems Corp. (a) (b)	848	9,828
ACI Worldwide, Inc. (a)	560	13,283
Activision Blizzard, Inc.	4,613	311,193
Actua Corp. (a)	100	115
Acxiom Corp. (a)	475	10,787
Adobe Systems, Inc. (a)	3,131	676,545
Advanced Energy Industries, Inc. (a)	300	19,170
Advanced Micro Devices, Inc. (a) (b)	4,575	45,979
Agilysys, Inc. (a)	500	5,960
Akamai Technologies, Inc. (a)	984	69,844
Alliance Data Systems Corp.	408	86,847
Alphabet, Inc. - Class C (a)	4,183	4,315,977
Ambarella, Inc. (a) (b)	300	14,697
Amkor Technology, Inc. (a)	1,050	10,637
Amphenol Corp. - Class A	1,600	137,807
Amtech Systems, Inc. (a)	32	234
Analog Devices, Inc.	2,429	221,355
Anixter International, Inc. (a)	167	12,650
ANSYS, Inc. (a)	500	78,345
Apple, Inc.	37,983	6,372,788
Applied Materials, Inc.	7,908	439,764
Arista Networks, Inc. (a)	320	81,696
ARRIS International plc (a)	1,229	32,655
Arrow Electronics, Inc. (a)	500	38,510

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 23.6% (Continued)
Aspen Technology, Inc. (a)	325	$25,639
Autodesk, Inc. (a)	1,475	185,231
Automatic Data Processing, Inc.	3,274	371,534
Avnet, Inc.	900	37,584
AVX Corp.	375	6,206
Badger Meter, Inc. (b)	300	14,145
Bel Fuse, Inc. - Class B	300	5,670
Belden, Inc. (b)	100	6,894
Benchmark Electronics, Inc.	475	14,179
Black Knight, Inc. (a)	585	27,554
Blackbaud, Inc. (b)	200	20,362
Blucora, Inc. (a) (b)	250	6,150
Booz Allen Hamilton Holding Corp.	1,000	38,720
Bottomline Technologies (de), Inc. (a)	375	14,531
Broadridge Financial Solutions, Inc.	775	85,010
Brooks Automation, Inc.	106	2,870
CA, Inc.	2,247	76,173
Cabot Microelectronics Corp.	100	10,711
CACI International, Inc. - Class A (a)	99	14,984
Cadence Design Systems, Inc. (a)	1,902	69,937
CalAmp Corp. (a)	400	9,152
Calix, Inc. (a)	175	1,199
Callidus Software, Inc. (a)	200	7,190
Cardtronics plc - Class A (a)	175	3,904
Cars.com, Inc. (a) (b)	575	16,290
Cavium, Inc. (a)	558	44,294
CDW Corp.	1,025	72,068
Ciena Corp. (a)	997	25,822
Cirrus Logic, Inc. (a)	400	16,252
Cisco Systems, Inc.	36,598	1,569,687
Citrix Systems, Inc. (a)	1,118	103,750
Cognex Corp.	1,150	59,789
Cognizant Technology Solutions Corp. - Class A	4,298	345,989
Coherent, Inc. (a) (b)	200	37,480
CommerceHub, Inc. - Series A (a)	125	2,813
CommerceHub, Inc. - Series C (a)	250	5,623

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 23.6% (Continued)
CommScope Holding Co., Inc. (a)	1,150	$45,966
CommVault Systems, Inc. (a)	375	21,450
comScore, Inc. (a) (b)	400	9,628
Comtech Telecommunications Corp.	100	2,989
Conduent, Inc. (a)	1,399	26,077
Convergys Corp.	525	11,876
CoreLogic, Inc. (a)	677	30,621
Cornerstone OnDemand, Inc. (a)	500	19,555
Corning, Inc.	6,669	185,931
CoStar Group, Inc. (a)	225	81,603
Cray, Inc. (a)	425	8,798
Cree, Inc. (a)	625	25,194
CSG Systems International, Inc.	78	3,533
CSRA, Inc.	955	39,375
CTS Corp.	100	2,720
Cypress Semiconductor Corp.	1,625	27,560
Daktronics, Inc. (b)	800	7,048
Diebold Nixdorf, Inc. (b)	650	10,010
Diodes, Inc. (a)	300	9,138
Dolby Laboratories, Inc. - Class A	300	19,068
DST Systems, Inc.	368	30,783
DXC Technology Co.	1,978	198,848
eBay, Inc. (a)	7,425	298,782
Ebix, Inc. (b)	31	2,310
EchoStar Corp. - Class A (a)	400	21,108
Electro Scientific Industries, Inc. (a)	100	1,933
Electronic Arts, Inc. (a)	1,940	235,206
Electronics For Imaging, Inc. (a) (b)	404	11,041
Ellie Mae, Inc. (a) (b)	219	20,135
EMCORE Corp. (a) (b)	125	713
Entegris, Inc.	1,011	35,183
Envestnet, Inc. (a)	375	21,488
EPAM Systems, Inc. (a)	300	34,356
Euronet Worldwide, Inc. (a)	349	27,543
ExlService Holdings, Inc. (a)	300	16,731
F5 Networks, Inc. (a)	433	62,616

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 23.6% (Continued)
Facebook, Inc. - Class A (a)	16,349	$2,612,406
FactSet Research Systems, Inc. (b)	250	49,855
Fair Isaac Corp.	146	24,728
FARO Technologies, Inc. (a)	200	11,680
Fidelity National Information Services, Inc.	2,344	225,727
Finisar Corp. (a) (b)	775	12,253
FireEye, Inc. (a)	600	10,158
First Data Corp. - Class A (a)	1,825	29,200
First Solar, Inc. (a)	400	28,392
Fiserv, Inc. (a)	2,396	170,859
Fitbit, Inc. - Class A (a) (b)	425	2,168
FleetCor Technologies, Inc. (a)	628	127,170
FLIR Systems, Inc.	1,025	51,260
FormFactor, Inc. (a)	480	6,552
Forrester Research, Inc. (b)	255	10,570
Fortinet, Inc. (a)	1,075	57,599
Gartner, Inc. (a) (b)	581	68,337
Genpact Ltd.	1,125	35,989
Global Payments, Inc.	950	105,944
GrubHub, Inc. (a) (b)	550	55,809
Guidewire Software, Inc. (a) (b)	300	24,249
Hewlett Packard Enterprise Co.	12,277	215,339
HP, Inc.	12,352	270,756
HubSpot, Inc. (a) (b)	300	32,490
I.D. Systems, Inc. (a)	100	622
IAC/InterActiveCorp (a)	450	70,371
II-VI, Inc. (a)	375	15,338
Infinera Corp. (a) (b)	600	6,516
Inphi Corp. (a) (b)	300	9,030
Insight Enterprises, Inc. (a)	200	6,986
Integrated Device Technology, Inc. (a)	985	30,102
Intel Corp.	34,918	1,818,528
InterDigital, Inc.	246	18,106
International Business Machines Corp.	6,425	985,787
Intuit, Inc.	1,589	275,453
IPG Photonics Corp. (a)	281	65,580

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 23.6% (Continued)
Itron, Inc. (a) (b)	200	$14,310
j2 Global, Inc. (b)	325	25,649
Jabil, Inc.	1,025	29,448
Jack Henry & Associates, Inc.	486	58,782
Juniper Networks, Inc.	2,190	53,283
Key Tronic Corp. (a)	600	4,176
Keysight Technologies, Inc. (a)	1,298	68,002
Kimball Electronics, Inc. (a)	525	8,479
KLA-Tencor Corp.	956	104,214
Knowles Corp. (a)	458	5,766
Kulicke & Soffa Industries, Inc. (a)	400	10,004
Lam Research Corp.	1,116	226,727
Lattice Semiconductor Corp. (a)	200	1,114
Leaf Group Ltd. (a)	200	1,410
Leidos Holdings, Inc.	931	60,887
Littelfuse, Inc.	118	24,565
LogMeIn, Inc.	356	41,136
Lumentum Holdings, Inc. (a) (b)	340	21,692
MACOM Technology Solutions Holdings, Inc. (a) (b)	463	7,686
Manhattan Associates, Inc. (a) (b)	350	14,658
Marvell Technology Group Ltd. (b)	3,175	66,675
MasterCard, Inc. - Class A	6,945	1,216,485
Match Group, Inc. (a) (b)	1,175	52,217
Maxim Integrated Products, Inc.	1,775	106,891
MAXIMUS, Inc.	425	28,365
MaxLinear, Inc. (a) (b)	475	10,806
Methode Electronics, Inc.	100	3,910
Microchip Technology, Inc. (b)	1,574	143,801
Micron Technology, Inc. (a)	7,002	365,084
Microsemi Corp. (a)	650	42,068
Microsoft Corp.	56,162	5,125,905
MicroStrategy, Inc. - Class A (a)	100	12,899
MKS Instruments, Inc.	300	34,695
MoneyGram International, Inc. (a)	662	5,706
Monolithic Power Systems, Inc.	200	23,154
Monotype Imaging Holdings, Inc.	350	7,858

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 23.6% (Continued)
Motorola Solutions, Inc.	1,132	$119,199
Nanometrics, Inc. (a)	200	5,380
Napco Security Technologies, Inc. (a) (b)	900	10,530
National Instruments Corp.	812	41,063
NCR Corp. (a) (b)	925	29,156
NetApp, Inc.	1,775	109,500
NETGEAR, Inc. (a) (b)	50	2,860
NetScout Systems, Inc. (a)	700	18,445
NIC, Inc.	375	4,988
Nuance Communications, Inc. (a)	2,175	34,256
NVE Corp.	100	8,311
NVIDIA Corp.	3,547	821,449
Oclaro, Inc. (a)	1,321	12,629
ON Semiconductor Corp. (a)	2,730	66,776
Oracle Corp.	23,530	1,076,497
OSI Systems, Inc. (a) (b)	100	6,527
Palo Alto Networks, Inc. (a)	719	130,512
Pandora Media, Inc. (a) (b)	1,725	8,677
PAR Technology Corp. (a)	100	1,409
Park Electrochemical Corp.	600	10,104
Paychex, Inc.	2,150	132,419
Paycom Software, Inc. (a) (b)	300	32,217
Paylocity Holding Corp. (a)	300	15,369
PayPal Holdings, Inc. (a)	7,725	586,096
PCM, Inc. (a)	400	3,320
Pegasystems, Inc.	300	18,195
PFSweb, Inc. (a)	8	70
Plantronics, Inc.	300	18,111
Plexus Corp. (a)	300	17,919
Power Integrations, Inc.	300	20,505
PRGX Global, Inc. (a)	220	2,079
Progress Software Corp.	200	7,690
Proofpoint, Inc. (a)	316	35,913
PROS Holdings, Inc. (a) (b)	300	9,903
PTC, Inc. (a)	865	67,479
QAD, Inc. - Class B	40	1,252

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 23.6% (Continued)
QUALCOMM, Inc.	10,805	$598,705
Qualys, Inc. (a)	300	21,825
Rambus, Inc. (a)	500	6,715
RealNetworks, Inc. (a) (b)	681	2,084
RealPage, Inc. (a) (b)	325	16,738
Red Hat, Inc. (a)	978	146,221
Rosetta Stone, Inc. (a)	300	3,945
Rudolph Technologies, Inc. (a)	340	9,418
Sabre Corp. (b)	1,400	30,030
salesforce.com, Inc. (a)	4,179	486,017
Sanmina Corp. (a) (b)	333	8,708
Science Applications International Corp.	260	20,488
Semtech Corp. (a)	300	11,715
ServiceNow, Inc. (a)	1,203	199,036
Shutterstock, Inc. (a) (b)	122	5,874
Silicon Laboratories, Inc. (a)	200	17,980
Skyworks Solutions, Inc.	1,099	110,186
Splunk, Inc. (a)	918	90,322
SS&C Technologies Holdings, Inc.	1,325	71,073
Stamps.com, Inc. (a) (b)	129	25,935
SunPower Corp. (a) (b)	1,300	10,374
Super Micro Computer, Inc. (a)	375	6,375
Sykes Enterprises, Inc. (a)	102	2,952
Symantec Corp.	3,483	90,036
Synaptics, Inc. (a)	333	15,228
Synchronoss Technologies, Inc. (a) (b)	325	3,429
SYNNEX Corp.	163	19,299
Synopsys, Inc. (a)	1,117	92,979
Syntel, Inc. (a)	300	7,659
Systemax, Inc.	600	17,130
Take-Two Interactive Software, Inc. (a)	625	61,113
Tech Data Corp. (a)	211	17,962
TechTarget, Inc. (a)	800	15,904
Teradata Corp. (a) (b)	1,025	40,662
Teradyne, Inc.	1,075	49,138
TESSCO Technologies, Inc.	100	2,315

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 23.6% (Continued)
Texas Instruments, Inc.	6,205	$644,637
TiVo Corp.	878	11,897
Total System Services, Inc.	1,337	115,330
Travelzoo (a)	100	725
Trimble, Inc. (a)	1,334	47,864
TTM Technologies, Inc. (a)	488	7,462
Twitter, Inc. (a)	5,300	153,753
Tyler Technologies, Inc. (a)	192	40,504
Ultimate Software Group, Inc. (The) (a) (b)	165	40,211
Unisys Corp. (a) (b)	427	4,590
Universal Display Corp. (b)	270	27,270
VASCO Data Security International, Inc. (a)	450	5,828
Veeco Instruments, Inc. (a)	400	6,800
VeriFone Systems, Inc. (a)	965	14,842
Verint Systems, Inc. (a)	375	15,975
VeriSign, Inc. (a) (b)	516	61,177
Versum Materials, Inc.	821	30,894
ViaSat, Inc. (a) (b)	350	23,002
Viavi Solutions, Inc. (a) (b)	1,328	12,908
Virtusa Corp. (a)	400	19,384
Visa, Inc. - Class A (b)	11,316	1,353,619
Vishay Intertechnology, Inc. (b)	806	14,992
Vishay Precision Group, Inc. (a)	129	4,018
VMware, Inc. - Class A (a) (b)	594	72,034
Web.com Group, Inc. (a)	200	3,620
Western Digital Corp.	2,020	186,385
Western Union Co. (The) (b)	2,454	47,190
WEX, Inc. (a)	214	33,517
Workday, Inc. - Class A (a)	195	24,786
Worldpay, Inc. - Class A (a)	525	43,176
Xerox Corp.	1,748	50,307
Xilinx, Inc.	1,575	113,778
XO Group, Inc. (a)	800	16,600
Xperi Corp.	400	8,460
Yelp, Inc. (a)	566	23,631
Zebra Technologies Corp. - Class A (a)	225	31,318

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 23.6% (Continued)
Zendesk, Inc. (a)	550	$26,329
Zillow Group, Inc. - Class C (a) (b)	748	40,242
		42,768,124
Materials - 3.1%
A. Schulman, Inc.	81	3,483
AdvanSix, Inc. (a)	250	8,695
Air Products & Chemicals, Inc.	1,460	232,184
AK Steel Holding Corp. (a) (b)	1,875	8,494
Albemarle Corp. (b)	745	69,091
Alcoa Corp.	1,163	52,288
Allegheny Technologies, Inc. (a) (b)	775	18,352
American Vanguard Corp.	400	8,080
AptarGroup, Inc.	286	25,691
Ashland Global Holdings, Inc.	467	32,592
Avery Dennison Corp.	590	62,688
Axalta Coating Systems Ltd. (a)	675	20,378
Balchem Corp.	201	16,432
Ball Corp. (b)	1,960	77,831
Bemis Co., Inc.	550	23,936
Berry Global Group, Inc. (a)	900	49,329
Cabot Corp.	400	22,288
Carpenter Technology Corp.	200	8,824
Celanese Corp. - Series A	945	94,698
Century Aluminum Co. (a) (b)	600	9,924
CF Industries Holdings, Inc.	1,670	63,009
Chemours Co. (The)	1,289	62,787
Cleveland-Cliffs, Inc. (a) (b)	1,400	9,730
Codexis, Inc. (a) (b)	37	407
Coeur Mining, Inc. (a) (b)	1,110	8,880
Commercial Metals Co. (b)	775	15,857
Compass Minerals International, Inc. (b)	100	6,030
Core Molding Technologies, Inc.	200	3,566
Crown Holdings, Inc. (a)	900	45,675
DowDuPont, Inc.	15,951	1,016,237
Eagle Materials, Inc. (b)	333	34,316
Eastman Chemical Co.	990	104,524

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Materials - 3.1% (Continued)
Ecolab, Inc.	1,944	$266,464
Ferro Corp. (a)	575	13,352
Flotek Industries, Inc. (a) (b)	550	3,355
FMC Corp.	875	66,999
Freeport-McMoRan, Inc. (a)	8,769	154,070
GCP Applied Technologies, Inc. (a)	427	12,404
Graphic Packaging Holding Co.	1,325	20,339
Greif, Inc. - Class A	300	15,675
H.B. Fuller Co. (b)	150	7,460
Hecla Mining Co. (b)	3,150	11,561
Huntsman Corp.	1,575	46,069
Ingevity Corp. (a)	393	28,960
International Flavors & Fragrances, Inc.	471	64,485
International Paper Co. (b)	2,867	153,183
Kaiser Aluminum Corp. (b)	138	13,924
KapStone Paper and Packaging Corp. (b)	575	19,728
Kraton Corp. (a)	300	14,313
Louisiana-Pacific Corp.	825	23,736
LSB Industries, Inc. (a) (b)	300	1,839
Martin Marietta Materials, Inc.	444	92,041
Minerals Technologies, Inc.	250	16,738
Monsanto Co.	3,184	371,541
Mosaic Co. (The)	2,625	63,735
Myers Industries, Inc.	200	4,230
Neenah, Inc.	120	9,408
Newmont Mining Corp.	3,650	142,606
Nucor Corp.	2,045	124,929
Olin Corp.	1,020	30,998
Owens-Illinois, Inc. (a) (b)	1,300	28,158
P.H. Glatfelter Co.	325	6,672
Packaging Corp. of America	575	64,803
PolyOne Corp.	483	20,537
PPG Industries, Inc.	1,799	200,768
Praxair, Inc.	1,869	269,697
Quaker Chemical Corp.	100	14,813
Rayonier Advanced Materials, Inc. (b)	500	10,735

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Materials - 3.1% (Continued)
Reliance Steel & Aluminum Co.	549	$47,071
Royal Gold, Inc. (b)	491	42,162
RPM International, Inc.	1,000	47,670
Schweitzer-Mauduit International, Inc.	300	11,745
Scotts Miracle-Gro Co. (The) (b)	296	25,382
Sealed Air Corp. (b)	1,250	53,488
Sensient Technologies Corp.	335	23,644
Sherwin-Williams Co. (The)	623	244,291
Silgan Holdings, Inc.	150	4,178
Sonoco Products Co.	725	35,163
Southern Copper Corp. (b)	747	40,472
Steel Dynamics, Inc.	1,550	68,541
Stepan Co.	148	12,311
Summit Materials, Inc. - Class A (a)	571	17,290
SunCoke Energy, Inc. (a)	564	6,069
Tahoe Resources, Inc. (b)	1,250	5,863
TimkenSteel Corp. (a)	400	6,076
Tredegar Corp. (b)	671	12,044
Trinseo S.A.	300	22,215
UFP Technologies, Inc. (a) (b)	500	14,750
United States Lime & Minerals, Inc.	50	3,659
United States Steel Corp.	1,350	47,507
Valvoline, Inc.	1,282	28,371
Vulcan Materials Co.	855	97,615
W.R. Grace & Co.	427	26,145
Westlake Chemical Corp.	202	22,452
WestRock Co.	1,534	98,436
Worthington Industries, Inc.	225	9,657
		5,700,888
Real Estate - 3.8%
Acadia Realty Trust (b)	676	16,630
Agree Realty Corp.	300	14,412
Alexander & Baldwin, Inc.	213	4,927
Alexandria Real Estate Equities, Inc.	601	75,059
American Assets Trust, Inc.	425	14,199
American Campus Communities, Inc.	982	37,925

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Real Estate - 3.8% (Continued)
American Homes 4 Rent - Class A	1,700	$34,136
American Tower Corp.	2,896	420,904
Apartment Investment & Management Co. - Class A	1,381	56,276
Apple Hospitality REIT, Inc.	1,975	34,701
Ashford Hospitality Prime, Inc.	130	1,264
Ashford Hospitality Trust, Inc. (b)	544	3,514
AV Homes, Inc. (a) (b)	600	11,130
AvalonBay Communities, Inc.	1,099	180,742
Boston Properties, Inc.	1,243	153,162
Brandywine Realty Trust	1,413	22,438
Brixmor Property Group, Inc.	2,275	34,694
Camden Property Trust	725	61,031
CareTrust REIT, Inc. (b)	403	5,400
CBL & Associates Properties, Inc. (b)	1,205	5,025
CBRE Group, Inc. - Class A (a)	2,425	114,508
Cedar Realty Trust, Inc.	650	2,561
Chatham Lodging Trust	425	8,139
Chesapeake Lodging Trust (b)	625	17,381
Colony NorthStar, Inc. - Class A (b)	3,575	20,092
Columbia Property Trust, Inc.	1,075	21,995
CoreCivic, Inc.	799	15,596
CoreSite Realty Corp. (b)	300	30,078
Corporate Office Properties Trust	850	21,956
Cousins Properties, Inc.	3,356	29,130
Crown Castle International Corp.	2,435	266,900
CubeSmart (b)	1,412	39,818
CyrusOne, Inc.	725	37,127
DCT Industrial Trust, Inc. (b)	587	33,072
DDR Corp. (b)	2,820	20,671
DiamondRock Hospitality Co.	1,727	18,030
Digital Realty Trust, Inc.	1,631	171,875
Douglas Emmett, Inc. (b)	1,300	47,788
Duke Realty Corp.	2,726	72,184
EastGroup Properties, Inc.	262	21,657
Education Realty Trust, Inc. (b)	633	20,731
Empire State Realty Trust, Inc. - Class A	775	13,012

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Real Estate - 3.8% (Continued)
EPR Properties (b)	422	$23,379
Equinix, Inc.	530	221,614
Equity Commonwealth (a)	993	30,455
Equity LifeStyle Properties, Inc.	739	64,862
Equity Residential	2,904	178,944
Essex Property Trust, Inc.	472	113,601
Extra Space Storage, Inc.	989	86,399
Federal Realty Investment Trust	520	60,377
First Industrial Realty Trust, Inc.	1,025	29,961
Forest City Realty Trust, Inc. - Class A	2,100	42,546
Four Corners Property Trust, Inc.	444	10,252
Franklin Street Properties Corp.	950	7,990
Front Yard Residential Corp.	33	332
Gaming and Leisure Properties, Inc.	1,217	40,733
Getty Realty Corp.	402	10,138
GGP, Inc.	3,965	81,124
Government Properties Income Trust (b)	550	7,513
Gramercy Property Trust	912	19,818
HCP, Inc.	3,775	87,693
Healthcare Realty Trust, Inc.	875	24,246
Healthcare Trust of America, Inc. - Class A (b)	1,025	27,111
Hersha Hospitality Trust	550	9,845
HFF, Inc. - Class A	75	3,728
Highwoods Properties, Inc.	800	35,056
Hospitality Properties Trust	1,325	33,576
Host Hotels & Resorts, Inc.	5,974	111,355
Howard Hughes Corp. (The) (a)	321	44,661
Hudson Pacific Properties, Inc.	1,225	39,849
Investors Real Estate Trust	1,800	9,342
Invitation Homes, Inc. (b)	871	19,885
Iron Mountain, Inc.	1,372	45,084
JBG SMITH Properties	764	25,754
Jones Lang LaSalle, Inc.	284	49,597
Kennedy-Wilson Holdings, Inc. (b)	925	16,095
Kilroy Realty Corp. (b)	700	49,672
Kimco Realty Corp.	3,350	48,240

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Real Estate - 3.8% (Continued)
Kite Realty Group Trust (b)	725	$11,042
Lamar Advertising Co. - Class A	400	25,464
LaSalle Hotel Properties	1,000	29,010
Lexington Realty Trust	1,125	8,854
Liberty Property Trust	1,225	48,669
Life Storage, Inc. (b)	350	29,232
LTC Properties, Inc.	50	1,900
Macerich Co. (The) (b)	803	44,984
Mack-Cali Realty Corp.	725	12,115
Medical Properties Trust, Inc.	1,500	19,500
Mid-America Apartment Communities, Inc.	859	78,375
National Health Investors, Inc. (b)	325	21,869
National Retail Properties, Inc.	900	35,334
New Senior Investment Group, Inc.	695	5,685
NorthStar Realty Europe Corp.	542	7,057
Omega Healthcare Investors, Inc. (b)	1,200	32,448
Outfront Media, Inc.	336	6,297
Paramount Group, Inc.	1,800	25,632
Park Hotels & Resorts, Inc. (b)	227	6,134
Pebblebrook Hotel Trust (b)	625	21,469
Pennsylvania Real Estate Investment Trust (b)	775	7,479
Piedmont Office Realty Trust, Inc. - Class A	1,275	22,427
PotlatchDeltic Corp.	280	14,574
Prologis, Inc.	4,285	269,911
PS Business Parks, Inc.	200	22,608
Public Storage	1,249	250,287
Quality Care Properties, Inc. (a)	815	15,835
Ramco-Gershenson Properties Trust	1,000	12,360
Rayonier, Inc.	826	29,059
Realty Income Corp. (b)	1,700	87,941
Regency Centers Corp.	1,182	69,714
Retail Opportunity Investments Corp. (b)	725	12,811
Retail Properties of America, Inc. - Class A	2,075	24,195
RLJ Lodging Trust	1,633	31,746
RMR Group, Inc. (The) - Class A	71	4,966
Ryman Hospitality Properties, Inc.	525	40,661

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Real Estate - 3.8% (Continued)
Sabra Health Care REIT, Inc.	1,436	$25,345
Select Income REIT	350	6,818
Senior Housing Properties Trust	2,075	32,495
Simon Property Group, Inc.	2,553	394,055
SL Green Realty Corp.	776	75,140
Spirit Realty Capital, Inc.	3,000	23,280
St. Joe Co. (The) (a)	500	9,425
STAG Industrial, Inc.	450	10,764
STORE Capital Corp. (b)	675	16,754
Summit Hotel Properties, Inc.	975	13,270
Sun Communities, Inc.	500	45,685
Sunstone Hotel Investors, Inc.	1,840	28,005
Tanger Factory Outlet Centers, Inc. (b)	775	17,050
Taubman Centers, Inc. (b)	500	28,455
Tejon Ranch Co. (a) (b)	50	1,156
Terreno Realty Corp.	275	9,490
UDR, Inc.	2,028	72,237
Uniti Group, Inc. (b)	1,228	19,955
Universal Health Realty Income Trust	200	12,020
Urban Edge Properties (b)	811	17,315
Urstadt Biddle Properties, Inc. - Class A	500	9,650
Ventas, Inc.	2,665	131,997
VEREIT, Inc.	6,175	42,978
Vornado Realty Trust (b)	1,528	102,834
Washington Prime Group, Inc. (b)	1,617	10,785
Washington Real Estate Investment Trust	450	12,285
Weingarten Realty Investors (b)	1,050	29,484
Welltower, Inc.	2,820	153,493
Weyerhaeuser Co.	5,677	198,695
		6,881,256
Telecommunication Services - 2.0%
8x8, Inc. (a)	1,000	18,650
AT&T, Inc.	44,270	1,578,226
CenturyLink, Inc.	6,072	99,763
Cogent Communications Holdings, Inc. (b)	200	8,680
Consolidated Communications Holdings, Inc. (b)	501	5,491

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Telecommunication Services - 2.0% (Continued)
GCI Liberty, Inc. - Class A (a) (b)	681	$35,998
IDT Corp. - Class B (b)	16	100
SBA Communications Corp. (a)	920	157,246
Shenandoah Telecommunications Co.	300	10,800
Spok Holdings, Inc.	400	5,980
Sprint Corp. (a) (b)	5,547	27,069
Telephone & Data Systems, Inc.	700	19,621
T-Mobile US, Inc. (a)	2,125	129,710
United States Cellular Corp. (a)	300	12,057
Verizon Communications, Inc.	28,673	1,371,143
Vonage Holdings Corp. (a)	1,425	15,176
Zayo Group Holdings, Inc. (a)	1,525	52,094
		3,547,804
Utilities - 2.8%
AES Corp.	4,360	49,573
ALLETE, Inc.	425	30,706
Alliant Energy Corp.	1,375	56,183
Ameren Corp.	1,625	92,024
American Electric Power Co., Inc.	3,355	230,119
American States Water Co. (b)	100	5,306
American Water Works Co., Inc.	1,190	97,735
Aqua America, Inc.	1,326	45,164
Atmos Energy Corp.	760	64,022
Avangrid, Inc. (b)	550	28,116
Avista Corp.	250	12,813
Black Hills Corp. (b)	300	16,290
California Water Service Group (b)	225	8,381
CenterPoint Energy, Inc.	2,900	79,460
CMS Energy Corp.	1,800	81,522
Consolidated Edison, Inc.	2,169	169,052
Dominion Energy, Inc.	4,096	276,194
DTE Energy Co.	1,203	125,593
Duke Energy Corp.	5,112	396,026
Dynegy, Inc. (a) (b)	11	149
Edison International	2,291	145,845
El Paso Electric Co.	100	5,100

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Utilities - 2.8% (Continued)
Entergy Corp.	1,150	$90,597
Eversource Energy	2,092	123,261
Exelon Corp.	6,441	251,263
FirstEnergy Corp.	3,030	103,050
Genie Energy Ltd. - Class B (b)	16	80
Great Plains Energy, Inc.	1,405	44,665
Hawaiian Electric Industries, Inc. (b)	800	27,504
IDACORP, Inc.	313	27,629
MDU Resources Group, Inc.	1,075	30,272
MGE Energy, Inc.	150	8,415
National Fuel Gas Co.	650	33,443
New Jersey Resources Corp. (b)	500	20,050
NextEra Energy, Inc.	3,223	526,412
NiSource, Inc.	2,140	51,167
Northwest Natural Gas Co. (b)	300	17,295
NorthWestern Corp. (b)	400	21,520
NRG Energy, Inc.	1,852	56,541
OGE Energy Corp.	1,175	38,505
ONE Gas, Inc.	287	18,948
Ormat Technologies, Inc. (b)	175	9,867
Otter Tail Corp.	350	15,173
PG&E Corp.	3,350	147,166
Pinnacle West Capital Corp.	716	57,137
PNM Resources, Inc.	400	15,300
Portland General Electric Co.	500	20,255
PPL Corp.	4,700	132,963
Public Service Enterprise Group, Inc.	3,600	180,864
SCANA Corp. (b)	779	29,251
Sempra Energy (b)	1,737	193,188
South Jersey Industries, Inc. (b)	650	18,304
Southern Co. (The)	7,150	319,318
Southwest Gas Holdings, Inc.	325	21,980
Spire, Inc. (b)	350	25,305
UGI Corp.	1,275	56,636
Vectren Corp.	508	32,471
WEC Energy Group, Inc.	2,039	127,845

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Utilities - 2.8% (Continued)
Westar Energy, Inc.	875	$46,016
WGL Holdings, Inc.	350	29,278
Xcel Energy, Inc.	3,600	163,728
		5,148,035

Total Common Stocks (Cost $56,131,994)		$180,829,186

PREFERRED STOCKS - 0.0% (c)	Shares	Value
GCI Liberty, Inc., 5.00% - Series A (a) (Cost $484)	35	$817

RIGHTS - 0.0% (c)	Shares	Value
AMR Corp., Escrow (a) (d)	3,275	$7,859
Babcock & Wilcox Enterprises, Inc. (a)	718	984
Dyax Corp. (a) (b) (d)	1,200	0
Media General, Inc. - CVR (a) (b) (d)	794	0
Safeway CVR - PDC (a) (d)	2,075	1
Total Rights (Cost $0)		$8,844

WILSHIRE 5000 INDEXSM FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.3%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.49% (e)	382,297	$382,297
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.71% (e) (f)	1,947,026	1,947,026
Total Money Market Funds (Cost $2,329,323)		$2,329,323

Total Investments at Value - 101.1% (Cost $58,461,801)		$183,168,170

Liabilities in Excess of Other Assets - (1.1%)		(1,953,711)

Net Assets - 100.0%		$181,214,459

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at March 31, 2018. The total market value of securities on loan at March 31, 2018 was $11,071, 911 (Note 5).
(c)	Percentage rounds to less than 0.1%.
(d)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $7,860 as of March 31, 2018, representing 0.0% (c) of net assets (Note 1).
(e)	The rate shown is the 7-day effective yield as of March 31, 2018.
(f)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2018 was $1,947,026. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $9,230,310 (Note 5).

CVR -	Contingent Value Right.

See accompanying notes to Schedules of Investments.

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Australia - 3.0%
Alumina Ltd. (a) (b)	78,217	$143,493
Amcor Ltd. (a)	9,049	99,074
Aristocrat Leisure Ltd. (a)	12,851	239,898
ASX Ltd. (a)	17,156	743,384
BHP Billiton Ltd. (a)	21,351	473,183
BlueScope Steel Ltd.	24,317	281,787
Boral Ltd. (a)	6,368	36,727
CIMIC Group Ltd. (a)	5,428	186,790
Coca-Cola Amatil Ltd. (a)	34,574	231,483
Cochlear Ltd. (a)	3,868	543,167
Computershare Ltd. (a)	27,672	371,037
CSL Ltd. (a)	42,564	5,127,259
Flight Centre Travel Group Ltd. (a)	3,717	163,603
Incitec Pivot Ltd. (a)	2,279	6,201
Insurance Australia Group Ltd. (a)	23,999	138,931
LendLease Group (a)	1,195	16,019
Macquarie Group Ltd. (a)	7,272	579,759
Medibank Private Ltd. (a)	96,554	216,685
Newcrest Mining Ltd. (a)	53,745	810,488
Origin Energy Ltd. (a) (c)	138,216	932,618
QBE Insurance Group Ltd. (a)	80,084	597,392
Rio Tinto Ltd. (a) (b)	1,770	100,259
Santos Ltd. (a)	6,587	25,975
South32 Ltd. (a)	11,501	28,900
Stockland (a)	6,854	21,264
Treasury Wine Estates Ltd. (a)	22,910	299,279
Woolworths Group Ltd. (a)	29,744	603,622
		13,018,277
Austria - 0.1%
OMV AG (a)	9,604	560,180

Belgium - 0.3%
AGEAS (a)	3,006	155,125
KBC Group N.V. (a)	9,138	795,738
Proximus SADP (a)	4,807	149,462

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Belgium - 0.3% (Continued)
UCB S.A. (a) (c)	3,455	$281,373
		1,381,698
Bermuda - 0.4%
Hongkong Land Holdings Ltd. (a)	82,500	569,994
Jardine Matheson Holdings Ltd. (a)	400	24,651
Kerry Properties Ltd. (a)	22,000	99,483
Kunlun Energy Co. Ltd. (a)	376,000	326,543
Nine Dragons Paper Holdings Ltd. (a)	189,000	286,448
Shangri-La Asia Ltd. (a)	112,000	227,410
Yue Yuen Industrial Holdings Ltd. (a)	13,000	52,084
		1,586,613
Brazil - 2.1%
Ambev S.A. - ADR	543,281	3,949,654
Ambev S.A.	55,000	403,402
B3 S.A.	2,000	16,208
Banco Santander Brasil S.A.	50,300	609,549
Cielo S.A.	67,700	424,766
Engie Brasil Energia S.A.	1,300	15,407
Fibria Celulose S.A.	900	17,649
Hypera S.A.	1,300	14,198
Lojas Renner S.A.	4,600	47,591
Natura Cosmeticos S.A.	6,600	64,104
OdontoPrev S.A.	36,100	163,504
Qualicorp S.A.	31,300	212,220
Raia Drogasil S.A.	93,410	2,114,800
TIM Participacoes S.A.	111,800	487,059
Vale S.A.	39,796	511,315
		9,051,426
Canada - 4.0%
Bank of Nova Scotia (The)	6,800	418,894
Barrick Gold Corp.	10,600	132,061
BlackBerry Ltd. (b) (c)	1,800	20,693
Bombardier, Inc. - Class B (c)	116,600	339,409
Brookfield Asset Management, Inc. - Class A	2,500	97,456
CAE, Inc.	1,000	18,614
Canadian Natural Resources Ltd. (b)	114,045	3,588,996

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Canada - 4.0% (Continued)
Canadian Pacific Railway Ltd.	23,328	$4,117,392
CCL Industries, Inc. - Class B	3,400	171,653
CI Financial Corp.	31,100	666,290
Constellation Software, Inc.	1,100	746,400
Dollarama, Inc.	21,688	2,636,021
Element Fleet Management Corp.	3,700	11,919
Empire Co. Ltd. - Class A	15,400	309,131
Encana Corp.	12,000	131,991
Finning International, Inc.	8,900	214,647
Franco-Nevada Corp.	2,400	163,754
Husky Energy, Inc.	30,734	439,919
Industrial Alliance Insurance & Financial Services, Inc.	1,200	49,369
Kinross Gold Corp. (c)	19,000	75,070
Linamar Corp.	6,700	366,030
Manulife Financial Corp.	13,700	254,375
Onex Corp. (c)	3,700	266,873
Royal Bank of Canada	10,500	811,134
Saputo, Inc.	9,900	317,763
Seven Generations Energy Ltd. - Class A (c)	27,200	337,817
Suncor Energy, Inc.	10,000	345,347
Teck Resources Ltd. - Class B	8,000	206,044
Thomson Reuters Corp.	5,200	200,973
West Fraser Timber Co. Ltd. (b)	1,900	126,262
		17,582,297
Cayman Islands - 4.7%
58.com, Inc. - ADR (c)	8,173	652,696
Alibaba Group Holding Ltd. - ADR (b) (c)	11,414	2,094,926
ANTA Sports Products Ltd. (a)	5,000	25,524
ASM Pacific Technology Ltd. (a) (b)	10,200	143,700
Autohome, Inc. - ADR (b)	2,730	234,616
Baidu, Inc. - ADR (c)	20,850	4,653,511
China Evergrande Group (a) (b) (c)	37,000	118,263
China Mengniu Dairy Co. Ltd. (a)	72,000	248,477
CK Asset Holdings Ltd. (a)	39,000	329,124
CK Hutchison Holdings Ltd. (a)	270,500	3,250,118
Country Garden Holdings Co. Ltd. (a)	16,000	33,405

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Cayman Islands - 4.7% (Continued)
Geely Automobile Holdings Ltd. (a)	40,000	$117,209
General Interface Solution Holding Ltd. (a)	23,000	142,326
Hengan International Group Co. Ltd. (a) (b)	18,500	172,461
Longfor Properties Co. Ltd. (a)	58,500	180,372
Melco Resorts & Entertainment Ltd. - ADR	7,735	224,160
Nexteer Automotive Group Ltd. (a) (c)	97,000	148,274
Shenzhou International Group Holdings Ltd. (a)	34,000	360,224
Sunac China Holdings Ltd. (a)	24,000	94,312
Sunny Optical Technology Group Co. Ltd. (a)	8,500	159,496
Tencent Holdings Ltd. (a)	121,755	6,535,730
Weibo Corp. - ADR (b) (c)	2,300	274,942
YY, Inc. - ADR (c)	4,400	462,880
		20,656,746
Chile - 0.2%
Cia Cervecerias Unidas S.A. (a)	20,075	295,401
Empresas COPEC S.A. (a)	25,916	407,228
Sociedad Quimica y Minera de Chile S.A. - Class B (a)	5,219	254,183
		956,812
China - 1.3%
Agricultural Bank of China Ltd. - H Shares (a)	1,001,000	574,816
Aluminum Corp. of China Ltd. - H Shares (a) (c)	252,000	142,326
China Construction Bank Corp. - H Shares (a)	1,166,000	1,217,887
China Life Insurance Co. Ltd. - H Shares (a)	308,000	861,101
China Merchants Bank Co. Ltd. - H Shares (a)	11,500	47,735
China Pacific Insurance Co. Ltd. - H Shares (a)	28,200	127,963
China Shenhua Energy Co. Ltd. - H Shares (a)	259,000	650,017
Industrial & Commercial Bank of China Ltd. - H Shares (a)	133,000	115,907
Jiangxi Copper Co. Ltd. - H Shares (a)	71,000	102,255
New China Life Insurance Co. Ltd. - H Shares (a)	23,300	110,092
PetroChina Co. Ltd. - H Shares (a)	654,000	454,279
PICC Property & Casualty Co. Ltd. - H Shares (a)	60,000	106,021
Ping An Insurance Group Company of China Ltd. - H Shares (a)	23,500	242,300
Sinopec Shanghai Petrochemical Co. Ltd. - H Shares (a)	382,000	233,420
TravelSky Technology Ltd. - H Shares	16,000	46,380
Weichai Power Co. Ltd. - H Shares (a)	258,000	291,783

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
China - 1.3% (Continued)
Yanzhou Coal Mining Co. Ltd. - H Shares (a)	158,000	$204,197
		5,528,479
Colombia - 0.1%
Ecopetrol S.A.	317,218	296,991

Curacao - 1.0%
Schlumberger Ltd.	69,677	4,513,676

Denmark - 2.4%
Carlsberg A/S - Series B (a)	34,076	4,068,506
Chr. Hansen Holding A/S (a)	37,134	3,213,853
Coloplast A/S - Series B (a)	1,100	93,299
Danske Bank A/S (a)	17,514	656,222
DSV A/S	5,389	421,881
Genmab A/S (a) (c)	1,577	339,758
H. Lundbeck A/S (a)	5,351	300,548
Novo Nordisk A/S - Class B (a)	8,255	406,030
Novozymes A/S - Class B (a)	18,642	970,511
		10,470,608
Finland - 0.5%
Elisa OYJ (a)	5,036	227,778
Fortum OYJ (a)	2,957	63,526
Nokian Renkaat OYJ (a)	9,054	411,188
Orion OYJ - Class B (a)	3,524	107,880
Sampo OYJ - A Shares (a)	1,555	86,634
Stora Enso OYJ - R Shares (a)	8,148	149,814
UPM-Kymmene OYJ (a)	29,887	1,108,041
		2,154,861
France - 8.9%
Alstom S.A. (a)	15,279	689,130
Atos SE (a)	5,153	706,018
AXA S.A. (a)	134,226	3,568,179
Carrefour S.A. (a)	146,541	3,039,286
Cie Generale des Etablissements Michelin (a)	1,042	154,263
CNP Assurances (a)	15,307	386,418
Dassault Systemes S.A. (a)	245	33,319

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
France - 8.9% (Continued)
Engie S.A. (a)	234,099	$3,909,152
Essilor International Cie Generale d'Optique S.A. (a)	45,773	6,174,889
Eurazeo S.A. (a)	3,780	348,055
Hermes International (a)	5,995	3,553,593
Kering S.A. (a)	499	239,332
LVMH Moet Hennessy Louis Vuitton SE (a)	15,593	4,805,409
Orange S.A. (a)	197,173	3,351,562
Pernod Ricard S.A. (a)	11,599	1,931,355
Peugeot S.A. (a)	9,083	218,716
SCOR SE (a)	6,461	263,775
Sodexo S.A. (a)	2,042	205,526
Total S.A. (a)	38,054	2,181,272
Total S.A. - ADR	53,255	3,072,281
Unibail-Rodamco SE (a)	1,848	422,132
Vinci S.A. (a)	867	85,396
		39,339,058
Germany - 6.7%
adidas AG (a)	22,683	5,518,788
Allianz SE (a)	2,978	673,207
BASF SE (a)	2,454	248,882
Bayer AG (a)	31,370	3,536,505
Beiersdorf AG (a)	1,523	172,600
Brenntag AG (a)	6,319	376,189
Continental AG (a)	630	174,016
Deutsche Boerse AG (a)	26,975	3,687,622
Deutsche Lufthansa AG	11,344	362,081
Deutsche Post AG (a)	105,830	4,635,344
E.ON SE (a)	314,581	3,495,699
Fraport AG Frankfurt Airport Services Worldwide (a)	2,462	242,983
Fresenius SE & Co. KGaA (a)	2,994	228,939
Hannover Rueck SE (a)	2,648	361,277
HOCHTIEF AG (a)	2,156	403,024
Muenchener Rueckversicherungs-Gesellschaft AG (a)	4,417	1,027,150
ProSiebenSat.1 Media SE (a)	1,540	53,341
SAP SE (a)	38,401	4,031,462
United Internet AG (a)	2,392	150,723

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Germany - 6.7% (Continued)
Volkswagon AG (a)	1,376	$275,411
Vonovia SE (a)	1,178	58,418
		29,713,661
Greece - 0.0% (d)
FF Group (a) (c)	2,880	56,062
JUMBO S.A. (a)	5,876	105,126
		161,188
Hong Kong - 2.8%
AIA Group Ltd. (a)	973,600	8,322,961
BOC Hong Kong Holdings Ltd. (a)	186,000	912,472
China Mobile Ltd. (a)	30,500	279,543
China Overseas Land & Investment Ltd. (a)	48,000	168,325
CITIC Ltd. (a)	167,000	235,162
CNOOC Ltd. (a)	430,000	636,694
Galaxy Entertainment Group Ltd. (a)	51,000	468,111
Hang Lung Group Ltd. (a)	38,000	124,620
Hang Lung Properties Ltd. (a)	68,000	159,597
Hang Seng Bank Ltd. (a)	5,600	130,113
Hong Kong Exchanges & Clearing Ltd. (a)	4,600	151,510
Sino-Ocean Group Holding Ltd. (a)	343,000	251,160
Swire Pacific Ltd. - Class A (a)	19,000	192,405
Swire Properties Ltd. (a)	72,400	254,643
Techtronic Industries Co. Ltd. (a)	15,500	90,971
Wheelock & Co. Ltd. (a)	3,000	22,005
		12,400,292
Hungary - 0.0% (d)
MOL Hungarian Oil & Gas plc (a)	1,747	19,057

India - 1.8%
Coal India Ltd. (a)	64,175	280,884
HDFC Bank Ltd. - ADR	39,104	3,862,302
JSW Steel Ltd. (a)	2,122	9,489
Reliance Industries Ltd. (a)	14,601	199,882
Tata Motors Ltd. - ADR (c)	118,014	3,032,960
Tata Steel Ltd. (a)	4,283	38,010

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
India - 1.8% (Continued)
Titan Co. Ltd. (a)	23,965	$349,014
		7,772,541
Indonesia - 0.3%
Bank Danamon Indonesia Tbk PT (a)	236,500	118,649
Bank Negara Indonesia Persero Tbk PT (a)	897,200	569,078
Bank Rakyat Indonesia Persero Tbk PT (a)	339,000	89,106
Telekomunikasi Indonesia Persero Tbk PT (a)	145,000	38,188
United Tractors Tbk PT (a)	235,900	551,212
		1,366,233
Ireland - 2.2%
Accenture plc - Class A	29,213	4,484,195
ICON plc (c)	23,557	2,783,024
Ryanair Holdings plc - ADR (b) (c)	19,882	2,442,504
		9,709,723
Isle of Man - 0.1%
Genting Singapore plc (a)	503,100	417,312

Israel - 0.2%
Bank Leumi Le-Israel BM (a)	82,198	496,427
Check Point Software Technologies Ltd. (c)	2,826	280,735
		777,162
Italy - 2.0%
Assicurazioni Generali SpA (a)	12,627	242,722
Enel SpA (a)	10,011	61,260
Eni SpA (a)	40,718	717,268
Intesa Sanpaolo SpA (a)	1,058,234	3,853,087
Luxottica Group SpA (a)	33,725	2,095,181
Mediobanca Banca di Credito Finanziario SpA (a)	74,186	872,172
Recordati SpA (a)	14,695	542,184
Snam SpA (a)	51,330	235,957
Terna Rete Elettrica Nazionale SpA (a)	66,634	389,407
		9,009,238
Japan - 14.6%
Acom Co. Ltd. (a) (c)	5,100	22,902
Amada Holdings Co. Ltd. (a)	27,600	335,491
Asahi Glass Co. Ltd. (a)	600	25,144

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Japan - 14.6% (Continued)
Astellas Pharma, Inc. (a)	21,900	$334,982
Benesse Holdings, Inc. (a)	600	21,828
Brother Industries Ltd.	2,100	47,899
Canon, Inc. (a)	24,500	888,819
Credit Saison Co. Ltd. (a)	11,800	197,503
Daifuku Co. Ltd. (a)	3,000	177,863
Daikin Industries Ltd. (a)	4,100	455,482
Daiwa Securites Group, Inc. (a)	15,000	96,538
Denso Corp. (a)	4,500	247,520
Disco Corp. (a)	500	106,872
Eisai Co. Ltd. (a)	22,300	1,435,821
FANUC Corp. (a)	13,700	3,525,737
Fast Retailing Co. Ltd. (a)	12,100	4,860,970
Fuji Electric Co. Ltd. (a)	7,000	48,228
Fukuoka Financial Group, Inc.	83,000	449,302
Hachijuni Bank Ltd. (The) (a)	20,900	113,585
Hamamatsu Photonics K.K. (a)	4,700	180,812
Hitachi High Technologies Corp.	800	37,291
Hoshizaki Corp. (a)	700	62,406
Isetan Mitsukoshi Holdings Ltd. (a)	7,200	79,673
Japan Airport Terminal Co. Ltd. (a)	2,500	97,065
Japan Exchange Group, Inc. (a)	46,700	874,418
Japan Post Bank Co. Ltd. (a)	9,500	128,924
Kao Corp. (a)	11,900	893,375
Keyence Corp. (a)	9,760	6,096,664
Koito Manufacturing Co. Ltd. (a)	11,600	810,077
Konami Holdings Corp. (a)	3,300	168,059
Kuboto Corp. (a)	13,200	232,684
Kurita Water Industries Ltd. (a)	11,900	384,166
Kyocera Corp. (a)	3,400	192,774
Kyowa Hakko Kirin Co. Ltd. (a)	700	15,202
Kyusha Financial Group, Inc. (a)	14,100	70,421
Lion Corp. (a)	19,900	408,383
McDonald's Holdings Co. Japan Ltd. (a)	2,500	118,314
Mebuki Financial Group, Inc. (a)	31,600	122,747
MINEBEA MITSUMI, Inc. (a)	16,600	356,929

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Japan - 14.6% (Continued)
Mitsubishi Corp. (a)	500	$13,460
Mitsubishi Electric Corp. (a)	14,900	241,835
Mitsubishi Estate Co. Ltd. (a)	198,800	3,330,187
Mitsubishi Gas Chemical Co. (a)	5,100	123,077
Mitsubishi UFJ Financial Group, Inc. (a)	20,800	138,229
Mizuho Financial Group, Inc. (a)	143,800	262,058
NGK Insulators Ltd. (a)	800	13,858
Nikon Corp. (a)	26,600	480,818
Nintendo Co. Ltd. (a)	800	355,419
Nippon Building Fund, Inc. (a)	16	88,749
Nippon Electric Glass Co. Ltd. (a)	1,100	31,887
Nippon Yusen KK (a)	3,800	74,609
Nitto Denko Corp. (a)	1,800	136,042
Nomura Holdings, Inc. (a)	46,500	271,156
Nomura Research Institute Ltd. (a)	3,067	144,913
OJI Holdings Corp. (a)	17,000	109,569
Otsuka Holdings Co. Ltd. (a)	70,800	3,551,307
Panasonic Corp. (a)	246,800	3,544,169
Pola Orbis Holdings, Inc. (a)	10,600	441,884
Recruit Holdings Co. Ltd. (a)	27,700	694,262
Resona Holdings, Inc. (a)	4,800	25,800
Sankyo Co. Ltd. (a)	6,300	220,390
Secom Co. Ltd. (a)	48,600	3,619,980
Seven & i Holdings Co. Ltd. (a)	84,200	3,606,483
Sharp Corp. (a) (b) (c)	9,100	272,538
Shimadzu Corp. (a)	600	16,551
Shin-Etsu Chemical Co. Ltd. (a)	8,600	897,059
Shionogi & Co. Ltd. (a)	11,300	588,431
Shiseido Co. Ltd. (a)	10,400	667,857
Stanley Electric Co. Ltd. (a)	600	22,528
Start Today Co. Ltd. (a)	16,400	426,851
SUMCO Corp. (a) (b)	6,000	156,705
Sumitomo Heavy Industries Ltd. (a)	500	19,104
Sumitomo Mitsui Financial Group, Inc. (a)	138,000	5,854,551
Sumitomo Mitsui Trust Holdings, Inc. (a)	3,100	126,725
Sundrug Co. Ltd. (a)	3,700	173,182

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Japan - 14.6% (Continued)
Suntory Beverage & Food Ltd. (a)	7,400	$360,236
Suzuki Motor Corp. (a)	3,100	168,309
Sysmex Corp. (a)	30,055	2,730,856
Taisei Corp. (a)	2,900	148,740
Takeda Pharmaceutical Co. Ltd. (a)	13,300	648,525
Tokyo Electron Ltd. (a)	3,100	573,473
Toray Industries, Inc. (a)	362,700	3,450,165
Toyo Suisan Kaisha Ltd. (a)	300	11,855
Trend Micro, Inc. (a)	6,400	377,419
Unicharm Corporation (a)	1,500	43,265
USS Co. Ltd. (a)	11,200	229,235
Yakult Honsha Co. Ltd. (a)	2,100	157,414
		64,364,585
Jersey - 1.2%
Experian plc (a)	222,478	4,811,853
Glencore plc (a)	127,336	632,814
		5,444,667
Korea (Republic of) - 1.8%
Celltrion, Inc. (a) (c)	1,383	415,240
DB Insurance Co. Ltd. (a)	4,578	285,427
Hana Financial Group, Inc. (a)	26,052	1,126,794
Hanmi Pharmaceutical Co. Ltd. (a)	5	2,457
Hanwha Chemical Corp. (a)	614	17,243
Hanwha Life Insurance Co. Ltd. (a)	31,494	186,365
Hotel Shilla Co. Ltd. (a)	2,638	230,568
Hyundai Marine & Fire Insurance Co. Ltd. (a)	8,501	316,437
KB Financial Group, Inc. (a)	4,604	267,977
KT&G Corp. (a)	322	30,398
LG Corp. (a)	212	17,465
Lotte Chemical Corp. (a)	502	206,400
Mirae Asset Daewoo Co. Ltd. (a)	13,641	119,977
OCI Co. Ltd. (a)	112	16,821
Samsung Electronics Co. Ltd. (a)	757	1,775,057
Samsung SDS Co. Ltd. (a)	180	43,320
Shinhan Financial Group Co. Ltd. (a)	8,799	376,705
SillaJen, Inc. (a) (c)	708	72,321

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Korea (Republic of) - 1.8% (Continued)
SK Hynix, Inc. (a)	18,874	$1,451,161
SK Innovation Co. Ltd. (a)	2,528	504,264
Woori Bank (a)	22,189	302,790
		7,765,187
Luxembourg - 0.9%
ArcelorMittal (a) (c)	126,258	4,010,296

Malaysia - 0.2%
AirAsia Berhad (a)	73,300	75,358
Genting Berhad (a)	37,300	84,120
Malayan Banking Berhad (a)	253,500	690,637
Petronas Dagangan Berhad (a)	28,000	179,629
Sime Darby Berhad (a)	28,200	19,203
		1,048,947
Mexico - 0.6%
Mexichem S.A.B. de C.V.	2,100	6,427
Wal-Mart de Mexico S.A.B. de C.V.	1,088,775	2,770,524
		2,776,951
Netherlands - 6.2%
Aegon N.V. (a)	28,897	194,965
AerCap Holdings N.V. (c)	109,514	5,554,549
Airbus SE (a)	34,654	4,011,522
Akzo Nobel N.V. (a)	4,745	448,327
ASML Holding N.V. (a)	7,718	1,530,451
CNH Industrial N.V. (a)	54,307	671,082
Core Laboratories N.V. (b)	23,773	2,572,714
Exor N.V. (a)	97	6,905
Ferrari N.V. (a) (b) (c)	23,175	2,785,944
Fiat Chrysler Automobiles N.V. (a) (c)	19,179	391,186
Koninklijke DSM N.V. (a)	38,766	3,853,273
Koninklijke KPN N.V. (a)	102,351	307,773
NN Group N.V. (a)	9,356	415,693
Randstad Holding N.V. (a)	5,807	382,454
STMicroelectronics N.V. (a)	10,603	235,960
Unilever N.V. (a)	3,082	173,967

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Netherlands - 6.2% (Continued)
Yandex N.V. - Class A (c)	91,059	$3,592,278
		27,129,043
New Zealand - 0.1%
Auckland International Airport Ltd. (a)	2,839	12,601
Fisher & Paykel Healthcare Corp. Ltd.	26,107	249,123
Ryman Healthcare Ltd. (a)	4,577	35,232
		296,956
Norway - 1.0%
DNB ASA (a)	208,408	4,104,988
Norsk Hydro ASA (a)	22,248	131,966
Orkla ASA (a) (c)	18,923	203,929
		4,440,883
Philippines - 0.1%
Ayala Land, Inc. (a)	285,500	225,918
PLDT, Inc. (a)	4,780	136,031
SM Prime Holdings, Inc. (a)	10,700	6,956
		368,905
Poland - 0.1%
Jastrzebska Spolka Weglowa S.A. (a) (c)	4,158	98,585
LPP S.A. (a)	36	91,518
Polski Koncern Naftowy ORLEN S.A. (a)	6,779	166,860
Powszechna Kasa Oszczednosci Bank Polski S.A. (a) (c)	2,446	28,964
		385,927
Portugal - 0.1%
Galp Energia SGPS S.A. (a)	1,870	35,266
Jeronimo Martins SGPS S.A. (a)	11,139	202,606
		237,872
Russia - 0.5%
Magnitogorsk Iron & Steel Works PJSC	314,100	242,343
MMC Norilsk Nickel PJSC	6,878	1,296,059
Novolipetsk Steel PJSC	163,100	410,601
Polyus PJSC	169	13,160
Severstal PJSC (c)	28,450	431,760
		2,393,923
Singapore - 1.1%
CapitaLand Ltd. (a)	15,500	42,450

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Singapore - 1.1% (Continued)
DBS Group Holdings Ltd. (a)	203,400	$4,296,581
Hutchinson Port Holdings Trust (a)	203,900	60,406
Oversea-Chinese Banking Corp. Ltd. (a)	6,800	66,991
Singapore Exchange Ltd. (a)	89,100	503,042
Yangzijiang Shipbuildings Holdings Ltd. (a)	47,400	44,151
		5,013,621
South Africa - 0.3%
Aspen Pharmacare Holdings Ltd. (a)	23,490	515,537
Capitec Bank Holdings Ltd. (a)	3,353	246,734
Exxaro Resources Ltd. (a)	3,607	33,301
Fortress REIT Ltd. - Class B (a)	37,721	38,094
Kumba Iron Ore Ltd. (a)	8,438	203,054
Mondi Ltd. (a)	533	14,512
Naspers Ltd. - N Shares (a)	595	145,641
Standard Bank Group Ltd. (a)	9,610	177,622
		1,374,495
Spain - 2.9%
ACS Actividades de Construccion y Servicios S.A. (a)	81,796	3,191,356
Amadeus IT Group S.A. (a)	16,204	1,199,163
Banco Bilbao Vizcaya Argentaria S.A. (a)	79,753	631,618
Banco Santander S.A. (a)	610,697	3,997,296
Bankinter S.A. (a)	59,292	610,439
CaixaBank S.A. (a)	165,770	790,345
Iberdrola S.A. (a)	39,102	287,536
Industria de Diseno Textil S.A. (a) (b)	37,258	1,171,357
Red Electrica Corporacion S.A. (a)	2,598	53,630
Repsol S.A. (a)	57,453	1,021,278
		12,954,018
Sweden - 2.3%
Alfa Laval AB (a)	15,409	365,243
Atlas Copco AB - A Shares (a)	88,457	3,842,679
Boliden AB (a)	13,369	470,536
Electrolux AB - Series B (a)	5,961	188,286
Hexagon AB - B Shares (a)	43,490	2,596,436
Investor AB - B Shares (a)	9,996	444,154
Kinnevik AB - Series B (a)	12,244	442,450

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Sweden - 2.3% (Continued)
Lundin Petroleum AB (a)	11,402	$288,110
SKF AB - B Shares (a)	27,702	567,656
Svenska Handelsbanken AB - A Shares (a) (b)	885	11,080
Swedish Match AB (a)	4,311	195,407
Tele2 AB - B Shares (a)	21,258	256,052
Volvo AB - B Shares (a)	20,853	381,784
		10,049,873
Switzerland - 5.9%
Adecco Group AG (a)	8,091	576,340
Chubb Ltd.	29,710	4,063,436
Cie Financiere Richemont S.A. (a)	4,102	368,625
Coca-Cola HBC AG (a)	3,570	132,125
EMS-Chemie Holding AG (a)	696	440,312
Geberit AG (a)	699	309,123
Givaudan S.A. (a)	64	146,011
Julius Baer Group Ltd. (a)	61,961	3,813,292
Nestlé S.A. (a)	51,922	4,104,123
Novartis AG (a)	14,576	1,178,957
Partners Group Holding AG (a)	2,010	1,495,737
Roche Holdings AG (a)	17,471	4,007,923
Schindler Holding AG (a)	1,166	251,593
SGS S.A. (a)	135	332,101
Sika AG (a)	315	2,470,986
Sonova Holding AG (a)	2,137	339,757
Straumann Holding AG (a)	234	147,645
Swatch Group AG (The) – Bearer Shares (a) (c)	798	352,125
Swatch Group AG (The) – Registered Shares (a)	178	14,928
Swiss Life Holding AG (a)	1,136	404,846
Swiss Prime Site AG (a)	2,831	273,979
Swiss Re AG (a)	8,291	846,262
		26,070,226
Taiwan - 1.7%
Catcher Technology Co. Ltd. (a)	66,000	830,725
Cathay Financial Holding Co. Ltd. (a)	75,000	134,667
China Airlines Ltd. (a)	316,000	116,400
China Development Financial Holdings Corp. (a)	104,000	37,065

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Taiwan - 1.7% (Continued)
China Life Insurance Co. Ltd. (a)	333,940	$348,802
Formosa Chemicals & Fibre Corp. (a)	105,000	396,989
Formosa Petrochemical Corp. (a)	79,000	324,907
Foxconn Technology Co. Ltd. (a)	16,301	44,017
Macronix International Co. Ltd. (a) (c)	34,000	58,329
Nan Ya Plastics Corp. (a)	6,000	17,012
Phison Electronics Corp. (a)	13,000	136,571
Shin Kong Financial Holding Co. Ltd. (a)	220,000	84,429
Taiwan Semiconductor Manufacturing Co. Ltd.	52,000	435,744
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	98,846	4,325,501
Vanguard International Semiconductor Corp.	127,000	276,959
		7,568,117
Thailand - 0.1%
Advanced Info Service plc - NVDR (a)	15,700	103,764
PTT Exploration & Production PCL N.V. - NVDR (a)	8,800	32,477
PTT Global Chemical pcl (a)	4,800	14,602
Thai Oil pcl - NVDR (a)	33,500	97,725
		248,568
Turkey - 0.2%
Akbank Turk A/S (a)	7,122	17,309
Aselsan Elektronik Sanayi Ve Ticaret A.S. (a)	2,246	17,492
BIM Birlesik Magazalar A/S (a)	10,308	186,830
Eregli Demir ve Celik Fabrikalari TAS (a)	43,421	114,741
Ford Otomotiv Sanayi A/S (a)	905	14,092
Petkim Petrokimya Holding A.S. (a)	21,342	43,952
Tofas Turk Otomobil Fabrika A/S (a)	17,567	118,343
Tupras Turkiye Petrol Rafinerileri A/S (a)	1,130	31,548
Turkiye Garanti Bankasi A/S (a)	26,219	72,665
Turkiye Halk Bankasi A.S. (a)	62,803	144,708
		761,680
United Kingdom - 9.4%
3i Group plc (a)	29,551	356,706
Admiral Group plc (a)	7,355	190,381
Anglo American plc (a) (b)	7,828	182,344
Antofagasta plc (a)	12,741	164,740
Associated British Foods plc (a)	6,635	231,896

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
United Kingdom - 9.4% (Continued)
AstraZeneca plc (a)	2,122	$145,881
BAE Systems plc (a)	457,680	3,744,903
Barclays plc (a)	171,996	502,632
Barratt Developments plc (a)	16,857	125,449
BHP Billiton plc (a)	273,349	5,402,697
BP plc (a)	14,816	99,944
British American Tobacco plc (a)	99,475	5,750,810
BT Group plc (a)	104,662	334,089
Bunzl plc (a)	4,829	142,015
Burberry Group plc (a)	1,982	47,248
Capita plc (a)	29,267	59,205
Centrica plc (a)	91,198	182,618
Compass Group plc (a)	200,017	4,084,472
Croda International plc (a)	11,279	724,638
Diageo plc (a)	20,881	706,247
Direct Line Insurance Group plc (a)	5,192	27,803
easyJet plc (a)	6,124	138,058
G4S plc (a)	93,894	326,816
GlaxoSmithKline plc (a)	6,358	123,489
Hammerson plc (a)	3,406	25,668
HSBC Holdings plc - ADR (b)	73,521	3,504,746
InterContinental Hotels Group plc	1,684	100,846
Legal & General Group plc (a)	18,182	65,883
Lloyds Banking Group plc (a)	3,878,452	3,527,689
London Stock Exchange Group plc (a)	1,283	74,295
Mondi plc (a)	7,532	202,462
Old Mutual plc (a)	6,285	21,150
Persimmon plc (a)	1,766	62,684
Prudential plc (a)	10,820	270,399
Reckitt Benckiser Group plc (a)	10,326	871,666
Rolls-Royce Holdings plc (a)	9,821	120,083
Royal Dutch Shell plc - Class A - ADR (b)	57,703	3,682,028
Smith & Nephew plc - ADR (b)	88,152	3,362,998
Smith & Nephew plc (a)	13,556	253,613
Standard Chartered plc (a)	44,570	446,733
Standard Life Aberdeen plc (a)	9,827	49,608

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
United Kingdom - 9.4% (Continued)
Taylor Wimpey plc (a)	72,362	$187,483
Tesco plc (a)	236,697	685,106
Unilever plc	2,689	149,240
		41,459,461
United States - 0.9%
Philip Morris International, Inc.	35,093	3,488,244
Southern Copper Corp. (b)	5,558	301,132
Yum China Holdings, Inc.	8,237	341,836
		4,131,212

Total Common Stocks (Cost $369,824,173)		$428,739,542

PREFERRED STOCKS - 0.6%	Shares	Value
Brazil - 0.2%
Banco Bradesco S.A.	59,200	$708,793
Petroleo Brasileiro S.A. (c)	18,700	121,294
		830,087
Germany - 0.4%
FUCHS PETROLUB SE (a)	950	51,571
Porsche Automobil Holding SE (a)	13,237	1,103,430
Volkswagon AG (a)	3,170	631,834
		1,786,835
Korea (Republic of) - 0.0% (d)
Samsung Electronics Co. Ltd. (a)	93	179,474

Total Preferred Stocks (Cost $2,563,369)		$2,796,396

WILSHIRE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Money Market Funds - 2.9%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.49% (e)	9,328,210	$9,328,210
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.71% (e) (f)	3,339,430	3,339,430
Total Money Market Funds (Cost $12,667,640)		$12,667,640

Total Investments at Value - 100.8% (Cost $385,055,182)		$444,203,578

Liabilities in Excess of Other Assets - (0.8%)		(3,385,939)

Net Assets - 100.0%		$440,817,639

(a)	Level 2 security (Note 1).
(b)	This security or a partial position of this security is on loan at March 31, 2018. The total market value of securities on loan at March 31, 2018 was $20,491,628 (Note 5).
(c)	Non-income producing security.
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of March 31, 2018.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2018 was $3,339,430. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $17,572,473 (Note 5).

ADR -	American Depositary Receipt.
NVDR -	Non-voting Depositary Receipt.

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS - 12.6%	Par Value	Value
U.S. Treasury Bills – 0.3%
1.463%, due 06/07/18 (a)	$450,000	$448,629
1.857%, due 09/06/18 (a)	620,000	614,990
		1,063,619
U.S. Treasury Bonds - 1.9%
2.750%, due 11/15/42	1,140,000	1,100,367
3.625%, due 08/15/43	1,140,000	1,276,221
3.375%, due 05/15/44	610,000	656,012
2.875%, due 08/15/45	1,920,000	1,885,500
2.875%, due 11/15/46	1,140,000	1,118,002
		6,036,102
U.S. Treasury Notes - 6.8%
1.125%, due 01/15/19	1,930,000	1,915,374
0.750%, due 02/15/19	1,980,000	1,956,797
2.000%, due 05/31/21	1,590,000	1,569,318
1.125%, due 06/30/21	1,810,000	1,736,327
1.250%, due 10/31/21	1,640,000	1,571,773
1.750%, due 11/30/21	1,600,000	1,559,250
2.000%, due 12/31/21	1,600,000	1,571,688
1.875%, due 08/31/24	1,930,000	1,841,265
2.125%, due 09/30/24	1,620,000	1,567,540
2.250%, due 10/31/24	1,610,000	1,568,807
2.250%, due 08/15/27	1,630,000	1,562,890
2.250%, due 11/15/27	3,290,000	3,151,460
		21,572,489
U.S. Treasury Inflation-Protected Notes - 0.8%
0.125%, due 04/15/22	1,935,473	1,908,190
0.375%, due 07/15/27	638,033	622,435
		2,530,625
U.S. Treasury Strips - 2.8%
3.140%, due 11/15/44 (a)	3,870,000	1,748,716

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 12.6% (Continued)	Par Value	Value
U.S. Treasury Strips - 2.8% (Continued)
2.959%, due 11/15/46 (a)	$17,178,000	$7,282,976
		9,031,692

Total U.S. Treasury Obligations (Cost $40,439,336)		$40,234,527

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.9%	Par Value	Value
Federal Home Loan Mortgage Corp. - 1.5%
2.874%, due 09/15/29 (a)	$3,000,000	$2,063,582
3.068%, due 12/14/29 (a)	1,450,000	988,443
4.288%, due 03/15/31 (a)	1,250,000	810,403
2.000%, due 05/25/57 (b)	996,347	953,690
		4,816,118
Federal National Mortgage Association - 2.0%
2.948%, due 05/15/29 (a)	3,700,000	2,578,590
3.018%, due 01/15/30 (a)	775,000	526,097
3.490%, due 04/01/30	1,300,000	1,308,734
3.075%, due 05/15/30 (a)	2,900,000	1,947,170
		6,360,591
Tennessee Valley Authority - 0.4%
5.375%, due 04/01/56	410,000	569,530
4.250%, due 09/15/65	700,000	810,976
		1,380,506

Total U.S. Government Agency Obligations (Cost $12,811,042)		$12,557,215

AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.9%	Par Value	Value
Federal Home Loan Mortgage Corp. - 4.0%
Series KGX1, Class AFX, 2.999%, due 10/25/27 (b)	$1,500,000	$1,474,566
Series K074, Class AM, 3.600%, due 02/25/28 (b)	1,000,000	1,023,306
Pool #FN AN6807, 2.960%, due 11/01/29	500,000	480,785
Pool #FN AN6696, 3.120%, due 10/01/32	500,000	483,084
Series 4249, Class CS, 4.300%, due 09/15/43	1,296,503	1,143,354
Series 4355, Class ZX, 4.000%, due 05/15/44	5,226,950	5,469,112

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.9% (Continued)	Par Value	Value
Federal Home Loan Mortgage Corp. - 4.0% (Continued)
Series 17-3, Class MT, 2.999%, due 07/25/56 (b)	$967,911	$935,174
Series 17-4, Class HT, 2.250%, due 06/25/57 (b)	1,531,013	1,477,427
		12,486,808
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.2%
Series K-722, Class X1, 1.310%, due 03/01/23 (b)	2,261,189	118,871
Series 4077, Class TS, 4.223% (1MO LIBOR + 600), due 05/15/41 (b)	1,540,872	187,076
Series 3966, Class SA, 4.123% (1MO LIBOR + 590), due 12/15/41 (b)	2,097,094	256,940
Series 4089, Class SH, 4.223% (1MO LIBOR + 600), due 08/15/42 (b)	1,671,030	232,615
		795,502
Federal National Mortgage Association - 4.7%
Pool #FN AN7918, 3.010%, due 12/01/27	1,600,000	1,570,355
Pool #FN AN6349, 2.990%, due 09/01/29	500,000	481,977
Pool #FN AN7885, 3.000%, due 12/01/29	1,000,000	968,581
Pool #FN AN7889, 3.120%, due 01/01/30	997,150	984,134
Pool #FN AN7947, 3.160%, due 01/01/30	1,600,000	1,574,814
Pool #FN AN8193, 3.170%, due 01/01/30	850,000	837,419
Pool #FN AN8194, 3.220%, due 01/01/30	650,000	643,437
Pool #FN AN8173, 3.230%, due 01/01/30	997,348	993,871
Pool #FN AN7812, 3.030%, due 02/01/30	798,709	781,858
Pool #FN AN8031, 3.030%, due 02/01/30	1,500,000	1,457,814
Series 2018-M3, Class A2, 3.193%, due 02/25/30 (b)	1,000,000	977,511
Pool #FN AN7285, 3.250%, due 01/01/33	1,000,000	986,884
Series 2011-124, Class NS, 4.628% (1MO LIBOR + 650), due 12/25/41 (b)	1,799,040	276,613
Series 2012-20, Class SA, 4.578% (1MO LIBOR + 645), due 03/25/42 (b)	1,688,105	245,667
Series 2012-76, Class SC, 4.128% (1MO LIBOR + 600), due 07/25/42 (b)	807,607	118,187
Series 2014-28, Class SD, 4.429% (1MO LIBOR + 650), due 05/25/44 (b)	5,652,434	808,550

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.9% (Continued)	Par Value	Value
Federal National Mortgage Association - 4.7% (Continued)
Series 2016-75, Class ZP, 3.000%, due 10/25/46	$1,426,963	$1,278,855
		14,986,527

Total Agency Mortgage-Backed Obligations (Cost $29,615,587)		$28,268,837

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.5%	Par Value	Value
A10, LLC, Series 2016-1, Class A-1, 2.420%, due 03/15/35	$25,601	$25,567
Alliance Bancorp Trust, Series 2007-OA1, Class A-1, 1.860% (1MO LIBOR + 24), due 07/25/37 (b)	1,030,244	883,669
American Home Mortgage Assets, Series 2006-4, Class I-A1-1, 1.810% (1MO LIBOR + 19), due 10/25/46 (b)	1,111,737	804,305
American Home Mortgage Assets, Series 2006-6, Class A-1-A, 1.810% (1MO LIBOR + 19), due 12/25/46 (b)	776,251	651,060
Americold, LLC Trust, Series 2010-ART, Class C, 6.811%, due 01/14/29	50,000	53,594
Arbor Realty Commercial Real Estate, Series 2016-FL1, Class B, 4.726% (1MO LIBOR + 295), due 09/15/26 (b)	302,000	305,594
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 144A, 4.637%, due 11/15/19 (b)	94,000	92,982
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class AS, 144A, 3.026% (1MO LIBOR + 125), due 01/15/33 (b) (c)	1,000,000	1,001,664
Barclays Commercial Mortgage Securities, Series 2014-BX0, Class E, 5.526% (1MO LIBOR + 375), due 08/15/27 (b)	236,000	236,441
BCAPB, LLC Trust, Series 2007-AB1, Class A-5, 4.976%, due 03/25/37 (b)	4,402,473	2,966,856
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class I-M-1, 3.666%, due 01/25/35 (b)	623,763	615,384
BX Trust, Series 2018-BIOA, Class E, 144A, 3.601% (1MO LIBOR + 1.951), due 03/15/37 (b)	143,000	142,016
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class C, 4.878%, due 05/10/58	120,000	122,942
CGGS Commercial Mortgage Trust, Series 2018-WSS, Class D, 144A, 4.050% (1MO LIBOR + 230), due 02/15/20 (b)	142,000	142,234

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.5% (Continued)	Par Value	Value
CIM Trust, Series 2016-1, Class B2, 8.331%, due 07/26/55 (b)	$1,000,000	$980,000
CIM Trust, Series 2016-2, Class B2, 8.641%, due 02/01/56 (b)	1,000,000	970,000
CIM Trust, Series 2016-3, Class B2, 12.173%, due 02/27/56	1,000,000	965,000
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.154%, due 12/10/49 (b)	102,022	101,897
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-MA, 6.154%, due 12/10/49 (b)	120,000	121,661
Citi-Mortgage Alternative Loan Trust, Series 2006-A1, Class IA-6, 6.000%, due 04/25/36	2,868,785	2,764,765
Citi-Mortgage Alternative Loan Trust, Series 2007-A5, Class IA-6, 6.000%, due 05/25/37	3,099,754	2,956,589
CLNS Trust, Series 2017-IKPR, Class D, 3.630% (1MO LIBOR + 205), due 06/11/32 (b)	84,000	84,211
CLNS Trust, Series 2017-IKPR, Class E, 5.080% (1MO LIBOR + 350), due 06/11/32 (b)	84,000	84,420
CLNS Trust, Series 2017-IKPR, Class F, 6.080% (1MO LIBOR + 450), due 06/11/32 (b)	84,000	84,498
Commercial Mortgage Trust, Series 2012-CCRE4, Class C, 4.442%, due 10/15/45	69,000	62,361
Countrywide Alternative Loan, Inc., Series 2007-16CB, Class 5-A-4, 6.250%, due 08/25/37	786,623	684,937
Countrywide Alternative Loan, Inc., Series 2007-OA7, Class A-1-A, 1.800% (1MO LIBOR + 18), due 05/25/47 (b)	963,791	936,781
Countrywide Asset Backed Securities, Inc., Series 2006-6, Class 1-A-1, 1.790% (1MO LIBOR + 175), due 09/25/36 (b)	1,668,059	1,632,473
Countrywide Home Loan Mortgage Trust, Series 2007-HY5, Class 3-A-1, 3.404%, due 09/25/37 (b)	2,363,379	2,246,355
Credit Suisse Commercial Mortgage Trust, Series 2014-WIN2, Class A-3, 3.500%, due 10/25/44	565,787	560,593
Credit Suisse Commercial Mortgage Trust, Series 2016-PR1, Class A-1, 5.500%, due 07/25/56 (b)	765,059	749,547
Credit Suisse Mortgage Trust, Series 2017-CHOP, Class E, 4.887% (1MO LIBOR + 330), due 07/15/32 (b)	169,000	169,568
Credit Suisse Mortgage Trust, Series 2017-LSTK, Class E, 3.330%, due 04/05/33 (b)	170,000	166,481

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.5% (Continued)	Par Value	Value
Deutsche Bank Alt-A Securities, Series 2006-AF1, Class A-4, 1.920% (3MO LIBOR + 30), due 04/25/36 (b)	$874,927	$807,040
Dryden Senior Loan Fund, Series 14-33A, Class DR, 144A, 5.709%, due 10/15/28 (b)	500,000	507,470
First Franklin Mortgage Trust, Series 2004-FF10, Class M-1, 2.895% (1MO LIBOR + 127.50), due 07/25/34 (b)	531,174	538,610
FirstKey Mortgage Trust, Series 2014-1, Class A-8, 3.500%, due 11/25/44	394,795	391,420
Fort CRE, LLC, Series 2016-1, Class B, 3.250%, due 05/21/36	181,000	181,432
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class G-FX, 3.382%, due 12/15/34 (b)	581,224	568,555
GCAT, LLC, Series 2017-1, Class A-1, 144A, 3.375%, due 03/25/47	299,615	297,616
GE Business Loan Trust, Series 2007-1, Class C, 2.226% (1MO LIBOR + 45), due 04/16/35 (b)	521,424	482,276
GMAC Commercial Mortgage Securities, Series 2004-C3, Class D, 5.043%, due 12/10/41 (b)	96,000	96,254
GMAC Commercial Mortgage Securities, Series 2004-C3, Class E, 5.141%, due 12/10/41 (b)	160,000	156,619
Goldman Sachs Mortgage Securities Trust, Series 2013-GC13, Class D, 4.089%, due 07/10/46 (b)	60,000	55,010
GSAA Home Equity Trust, Series 2005-6, Class M-1, 2.050% (1MO LIBOR + 43), due 06/25/35 (b)	1,300,000	1,196,286
GSAA Home Equity Trust, Series 2007-7, Class A4, 1.890%, due 07/25/37 (b)	755,392	718,452
Harborview Mortgage Loan Trust, Series 2006-14, Class 2A-1A, 1.743% (1MO LIBOR + 15), due 01/25/47 (b)	946,288	880,156
Home Equity Loan Trust, Series 2007-FRE1, Class 1AV1, 2.059% (1MO T + 19), due 04/25/37 (b)	1,601,778	1,522,397
IMT Trust, Series 2017-APTS, Class EFL, 3.737% (1MO LIBOR + 215), due 06/15/34 (b)	56,000	56,087
IMT Trust, Series 2017-APTS, Class FFL, 4.437% (1MO LIBOR + 285), due 06/15/34 (b)	56,000	56,117
IndyMac INDX Mortgage Loan Trust, Series 2006-AR6, Class 1A1A, 2.121% (12MO T + 92), due 06/01/46 (b)	1,094,830	1,015,747

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.5% (Continued)	Par Value	Value
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class d, 5.080%, due 11/1c5/45 (b)	$84,000	$81,375
JPMCC Commercial Mortgage Trust, Series 2016-ASH, Class B, 3.737% (1MO LIBOR + 215), due 10/15/34 (b)	113,047	113,114
JPMCC Commercial Mortgage Trust, Series 2016-ASH, Class C, 4.337% (1MO LIBOR + 275), due 10/15/34 (b)	63,896	64,033
JPMCC RE-REMIC Trust, Series 2014-FRR1, Class A-K707, 4.347%, due 01/27/47	181,000	180,073
JPMorgan Chase Commercial Mortgage, Series 2015-MAR7, Class D, 144A, 5.227%, due 06/05/32 (b)	113,000	112,577
JPMorgan Chase Commercial Mortgage, Series 2017-MAUI, Class C, 144A, 2.829% (1MO LIBOR + 125), due 07/15/34 (b)	43,000	43,082
JPMorgan Chase Commercial Mortgage, Series 2017-MAUI, Class D, 3.529% (1MO LIBOR + 195), due 07/15/34 (b)	40,000	40,163
JPMorgan Chase Commercial Mortgage, Series 2017-MAUI, Class E, 144A, 4.529% (1MO LIBOR + 295), due 07/15/34 (b)	36,000	36,158
JPMorgan Chase Commercial Mortgage, Series 2017-MAUI, Class F, 144A, 5.329% (1MO LIBOR + 375), due 07/15/34 (b)	50,000	50,251
JPMorgan Chase Commercial Mortgage, Series 2015-JP1, Class F, 4.741%, due 01/15/49 (b)	240,000	177,013
JPMorgan Chase Commercial Mortgage, Series 2007-LDPX, Class A-M, 5.464%, due 01/15/49	33,739	33,831
JPMorgan Chase Commercial Trust, Series 2016-WPT, Class E, 6.587% (1MO LIBOR + 500), due 10/15/33 (b)	181,000	182,348
JPMorgan Commercial Mortgage Trust, Series 2004-CIBC10, Class D, 5.097%, due 01/12/37	189,000	192,018
JPMorgan Commercial Mortgage Trust, Series 2006-LDP9, Class A-MS, 5.337%, due 05/15/47	176,000	176,976
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 4.701%, due 03/10/49	274,000	249,937
Luminent Mortgage Trust, Series 2006-2, Class A-1-A, 1.820% (1MO LIBOR + 20), due 02/25/46 (b)	1,306,694	1,055,957
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-M, 5.816%, due 06/12/50 (b)	181,000	182,811

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.5% (Continued)	Par Value	Value
Morgan Stanley BAML Trust, Series 2014-C17, Class C, 4.451%, due 08/15/47 (b)	$117,000	$114,767
Morgan Stanley BAML Trust, Series 2015-C20, Class D, 3.071%, due 02/15/48 (b)	232,000	178,061
Morgan Stanley Capital I Trust, Series 2006-NC1, Class M-1, 2.000% (1MO LIBOR + 380), due 12/25/35 (b)	1,000,000	976,885
Morgan Stanley REMIC Trust, Series 2010-R5, Class 4-B, 2.092%, due 06/26/36 (b)	730,994	617,373
Novastar Home Equity Loan, Series 2007-2, Class A1A, 1.820%, due 09/25/37 (b)	1,048,822	1,018,629
PR Mortgage Loan Trust, Series 2014-1, Class APT, 5.914%, due 10/25/49 (b)	2,145,701	1,903,671
Rait Trust, Series 2017-FL7, Class B, 3.187% (1MO LIBOR + 160), due 06/15/37 (b)	169,000	169,000
Residential Accredited Loans, Inc., Series 2006-QS15, Class A-3, 6.500%, due 10/25/36	1,242,207	1,156,171
Residential Accredited Loans, Inc., Series 2006-QO2, Class A-1, 2.060% (1MO LIBOR + 22), due 02/25/46 (b)	1,995,786	869,852
Residential Accredited Loans, Inc., Series 2006-Q05, Class I-A-1, 1.835% (1MO LIBOR + 21.50), due 05/25/46 (b)	1,041,665	978,166
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B, 144A, 3.588% (1MO LIBOR + 200), due 07/15/34 (b)	123,281	123,365
Stanwich Mortgage Loan Trust, Series 2017-NPA1, Class A-1, 3.597%, due 03/16/22 (b)	254,085	254,140
Station Place Securitization Trust, Series 2018-2, Class A, 144A, 2.880% (1MO T + 100), due 03/24/19 (b) (c)	1,250,000	1,250,000
Structured Asset Investment Loan, Series 2005-11, Class A7, 2.340% (1MO LIBOR + 36), due 01/25/36 (b)	689,066	682,235
Structured Asset Securities Corp., Series 2006-BC3, Class A3, 1.780% (1MO T + 16), due 10/25/36 (b)	1,159,298	1,033,246
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 144A, 4.760% (3MO LIBOR + 318), due 11/11/34 (b)	140,000	140,440
UBS Commercial Mortgage Trust, Series 2018-C8, Class XA, 0.894%, due 02/15/51 (b)	1,388,895	94,507
UBS Commercial Mortgage Trust, Series 2018-C8, Class C, 4.704%, due 02/15/51 (b)	95,000	94,422

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.5% (Continued)	Par Value	Value
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 6.050%, due 01/10/45 (b)	$142,000	$150,544
Velocity Commercial Capital Loan Trust, Series 2016-1, Class A-FX, 3.533%, due 04/25/46	270,851	269,717
Wachovia Asset Securitization, Series 2007-HE2, Class A, 1.750% (1MO LIBOR + 13), due 07/25/37 (b)	1,571,058	1,457,913
Wachovia Asset Securitization, Series 2007-HE1, Class A, 1.760% (1MO LIBOR + 14), due 07/25/37 (b)	1,310,164	1,262,186
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class F, 5.190%, due 05/15/43 (b)	90,346	90,240
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A-M, 5.996%, due 06/15/45 (b)	23,400	23,455
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A-J, 5.825%, due 07/15/45	16,361	16,338
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A-J, 5.632%, due 10/15/48	57,359	58,297
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class B, 3.637% (1MO LIBOR + 205), due 06/15/29 (b)	148,000	148,123
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class C, 4.087% (1MO LIBOR + 205), due 06/15/29 (b)	125,000	125,138
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C, 5.029%, due 06/15/49	141,000	144,795
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class D, 5.579%, due 04/15/45 (b)	89,000	86,673
WinWater Mortgage Loan Trust, Series 2016-1, Class 2A-3, 3.000%, due 12/20/30	343,982	338,318
Total Non-Agency Mortgage-Backed Obligations (Cost $51,498,158)		$52,692,373

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.6%	Par Value	Value
American Home Mortgage Assets Trust, Series 2007-1, Class IO-P, 2.078%, due 05/25/47 (b)	$7,600,499	$1,151,852
Barclays Commercial Mortgage Securities, Series 2017-C1, Class X-A, 1.522%, due 02/01/27 (b)	1,972,292	193,580
BofA Merrill Lynch Commercial Mortgage Trust, Series 2016-UBS10, Class X-A, 1.994%, due 06/15/49 (b)	1,106,527	109,756

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.6% (Continued)	Par Value	Value
CD Commercial Mortgage Trust, Series 2016-CD1, Class X-A, 1.435%, due 08/10/26 (b)	$1,977,133	$173,503
CD Commercial Mortgage Trust, Series 2017-CD4, Class X-A, 1.325%, due 05/01/50 (b)	1,755,583	152,258
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class X-A, 1.672%, due 06/15/50 (b)	1,427,630	164,922
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class X-A, 1.748%, due 05/10/58 (b)	1,277,624	127,111
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class X-A, 2.005%, due 08/10/26 (b)	1,224,924	143,929
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class X-A, 1.795%, due 04/10/49 (b)	3,804,183	411,955
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class X-A, 1.926%, due 05/10/49 (b)	1,161,715	134,941
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class X-A, 1.788%, due 08/10/49 (b)	1,881,458	212,497
Commercial Mortgage Trust, Series 2013-CCRE12, Class X-A, 1.282%, due 10/01/46 (b)	3,849,557	184,751
Commercial Mortgage Trust, Series 2015-LC21, Class X-A, 0.843%, due 07/10/48 (b)	1,891,211	72,438
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class X-A, 1.807%, due 01/15/49 (b)	986,272	98,891
Goldman Sachs Mortgage Securities Trust, Series 2013-GC10, Class X-A, 1.548%, due 01/10/23 (b)	2,226,590	129,042
Goldman Sachs Mortgage Securities Trust, Series 2016-GS2, Class X-A, 1.665%, due 05/10/49 (b)	1,037,011	97,729
JPMCC Commercial Mortgage Trust, Series 2016-JP2, Class X-A, 1.854%, due 08/15/49 (b)	1,922,900	216,019
JPMDB Commercial Mortgage Securities, Series 2016-C2, Class X-A, 1.700%, due 06/01/49 (b)	1,250,051	109,470
LSTAR Commercial Mortgage Trust, Series 2016-4, Class X-A, 1.951%, due 03/01/49 (b)	1,613,137	114,839
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.233%, due 03/10/50 (b)	2,959,635	141,026
Morgan Stanley BofA Mortgage Loan Trust, Series 2014-C19, Class X-A, 1.121%, due 12/01/47 (b)	3,463,345	156,252

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.6% (Continued)	Par Value	Value
Morgan Stanley BofA Mortgage Loan Trust, Series 2015-C27, Class X-A, 1.013%, due 12/15/47 (b)	$25,701,352	$1,434,977
Morgan Stanley Capital I Trust, Series 2016-UBS11, Class X-A, 1.660%, due 08/15/49 (b)	5,749,743	534,040
Morgan Stanley Capital I Trust, Series 2016-UB12, Class X-A, 0.820%, due 12/15/49 (b)	3,232,516	154,139
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class X-A, 2.014%, due 10/01/48 (b)	8,072,688	911,933
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class X-A, 1.992%, due 07/15/48 (b)	6,779,378	819,092
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $7,820,282)		$8,150,942

ASSET-BACKED SECURITIES - 12.7%	Par Value	Value
AABS Ltd., Series 2013-1, Class A, 4.875%, due 01/15/38	$323,432	$323,432
Anchorage Credit Funding Ltd., Series 2016-3A, Class A, 3.850%, due 10/28/33	1,000,000	983,619
Anchorage Credit Funding Ltd., Series 2016-4A, Class A, 3.500%, due 02/15/35	2,000,000	1,958,611
Apollo Aviation Securitization Equity Trust, Series 2016-1, Class A, 4.875%, due 03/17/36 (b)	775,859	794,609
Apollo Aviation Securitization Equity Trust, Series 2016-2, Class A, 4.212%, due 11/15/41	1,501,780	1,512,992
Arcadia Receivables Credit Trust, Series 2017-1, Class A, 144A, 3.250%, due 06/15/23	149,215	149,684
Benefit Street Partners, Series 2017-FL2, Class A, 144A, 2.407%, due 10/01/34 (b)	1,000,000	999,637
CAL Funding Ltd., Series 2018-1A, Class A, 144A, 3.960%, due 02/25/43	991,667	1,000,144
Capital Automotive REIT, Series 2017-1, Class A-1, 144A, 3.870%, due 04/15/47 (b)	1,882,583	1,875,378
Castle Air Securities Trust, Series 2015-1, Class A, 4.703%, due 12/15/40	950,041	951,281
Castlelake Aircraft Securitization, Series 2017-1, Class A, 3.966%, due 07/15/42 (b)	1,219,030	1,210,966

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 12.7% (Continued)	Par Value	Value
Cerberus Loan Funding XVII, Series 2016-17, Class A, 3.889% (3MO LIBOR + 253), due 01/15/28 (b)	$1,000,000	$1,005,816
Chesterfield Financial Holding, LLC, Series 2014-1A, Class A, 4.499%, due 12/15/34 (b)	660,000	652,159
Diamond Head Aviation Ltd., Series 2015-1, Class A, 3.810%, due 07/14/28	537,938	534,350
Domino's Pizza Master Issuer, LLC, Series 2017-1A, Class A23, 144A, 4.118%, due 07/25/47 (b)	995,000	1,005,686
Drug Royalty III, L.P., Series 2016-1, Class NT, 3.979%, due 04/15/27	594,585	590,867
Dryden Senior Loan Fund, Series 2015-37, Class COMB, 5.378%, due 04/15/27	1,000,000	944,979
Earnest Student Loan Program, LLC, Series 2016-C, Class B, 4.460%, due 01/26/37	602,976	602,457
ECAF I Ltd., Series 2015-1, Class A-2, 4.947%, due 06/15/40	924,112	934,690
Falcon Aerospace Ltd., Series 2017-1-A, Class A, 4.581%, due 02/15/42 (b)	695,850	698,739
FDF Ltd., Series 2016-2A, Class A, 4.285%, due 05/12/31 (b)	1,000,000	1,012,664
Fortress Credit Opportunities CLO, L.P., Series 2017-9A, Class A1T, 2.931% (3MO LIBOR + 155), due 11/15/29 (b)	1,000,000	1,002,431
Halcyon Loan Advisors Funding, Series 2012-2, Class C, 4.475% (3MO LIBOR + 285), due 12/20/24 (b)	1,500,000	1,501,902
Helios Issuer, LLC, Series 2017-1A, Class A, 4.939%, due 09/20/49 (b)	1,140,951	1,168,745
Hertz Vehicle Financing, LLC, Series 2017-1A, Class A, 144A, 2.959%, due 10/15/21 (b)	1,000,000	990,345
Ivy Hill Middle Market Credit, Series 9A, Class BR, 144A, 3.171%, due 01/18/30 (b)	2,000,000	2,000,471
Jimmy John's Funding, LLC, Series 2017-1A, Class A2I, 144A, 3.610%, due 07/30/47 (b)	995,000	993,886
Kabbage Funding, LLC, Series 2017-1, Class A, 144A, 4.571%, due 03/15/22	1,000,000	1,018,101
Marathon CLO Ltd., Series 13-5A, Class A2R, 144A, 2.890% (3MO LIBOR + 145), due 11/21/27 (b)	1,000,000	1,000,886
OZLM Funding IX Ltd., Series 2014-9A, Class A2-R, 3.012% (3MO LIBOR + 165), due 01/20/27 (b)	1,000,000	999,820

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 12.7% (Continued)	Par Value	Value
PFP Ltd., Series 2015-2, Class A-5, 3.588% (1MO LIBOR + 200), due 07/14/34 (b)	$1,000,000	$999,808
Putnam Structured Product Funding, Series 2003-1, Class A2, 2.776% (1MO LIBOR + 100), due 10/15/38 (b)	1,105,582	1,086,882
Raspro Trust, Series 2005-1A, Class B, 2.369% (1MO LIBOR + 62.5), due 03/23/24 (b)	782,950	747,717
Rise Ltd., Series 2014-1A, Class A, 4.750%, due 02/15/39	879,577	880,897
Springfield Funding Trust, Series 2015-A, Class A, 3.160%, due 11/15/24	882,789	883,582
Store Master Funding I, Series 2016-1, Class A-1, 3.960%, due 10/20/46 (b)	1,998,426	1,939,545
Taco Bell Funding, LLC, Series 2016-1, Class A-2-II, 4.377%, due 05/25/46	1,036,875	1,062,631
Textainer Marine Containers Ltd., Series 2017-2A, Class A, 144A, 3.520%, due 06/20/42 (b)	1,600,584	1,587,216
Wendy's Funding, LLC, Series 2015-1, Class A2-III, 4.497%, due 06/15/45	975,000	994,802
Total Asset-Backed Securities (Cost $40,529,296)		$40,602,427

COLLATERALIZED LOAN OBLIGATIONS - 8.6%	Par Value	Value
ALM Loan Funding, Series 2016-19A, Class B, 4.722% (3MO LIBOR + 300), due 07/15/28 (b)	$250,000	$253,171
American Money Management Corp., Pool #2014-15A, CLASS A2R, 2.886% (3MO T + 135), due 12/09/26 (b)	1,000,000	1,002,809
Annisa CLO Ltd., Series 2016-2A, Class B, 3.463% (3MO LIBOR + 210), due 07/20/28 (b)	500,000	500,902
Apidos CLO, Series 2016-24A, Class C, 5.313% (3MO LIBOR + 395), due 07/20/27 (b)	500,000	503,848
Atrium CDO Corp., Series 2013-9R, Class D-R, 144A, 5.584% (3MO LIBOR + 360), due 05/28/30 (b)	500,000	506,508
Babson CLO Ltd., Series 2012-II, Class SUB, 0.000%, due 05/15/23	1,000,000	13,616
BlueMountain CLO Ltd., Series 2016-2A, Class C, 5.540% (3MO LIBOR + 410), due 08/20/28 (b)	500,000	503,418
Canyon Capital CLO Ltd., Series 2014-1A, Class CR, 144A, 4.517%, due 01/30/31 (b)	250,000	248,500
Cent CLO, L.P., Series 2012-16A, Class A-2R, 3.626% (3MO LIBOR + 225), due 08/01/24 (b)	500,000	500,024

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED LOAN OBLIGATIONS - 8.6% (Continued)	Par Value	Value
Cent CLO, L.P., Series 2012-16A, Class B-R, 4.576% (3MO LIBOR + 320), due 08/01/24 (b)	$1,000,000	$1,000,453
Cerberus Capital Management LP, Series 2018-2A, Class A, 144A, 3.276% (3MO T + 100), due 04/15/28 (b)	1,000,000	1,000,000
Cerberus Onshore II CLO, LLC, Series 2015-1A, Class B, 4.771% (3MO LIBOR + 305), due 11/06/25 (b)	2,000,000	1,999,543
Flagship CLO, Series 2013-7A, Class C-R, 3.712% (3MO LIBOR + 235), due 01/20/26 (b)	1,500,000	1,499,793
Flagship CLO VIII, Series 2014-8A, Class B-R, 3.421% (3MO LIBOR +170), due 01/16/26 (b)	1,300,000	1,299,832
Fortress Credit Opportunities CLO, Series 2018-11A, Class A1T, 144A, 3.607% (3MO T + 130), due 04/15/31 (b)	750,000	750,000
Fortress Credit Opportunities CLO, L.P., Series 2014-5A, Class B-R, 3.700% (3MO LIBOR + 235), due 10/15/26 (b)	1,000,000	995,052
Fortress Credit Opportunities CLO, L.P., Series 2016-7A, Class B, 5.074% (3MO LIBOR + 295), due 12/15/28 (b)	1,000,000	1,006,432
Galaxy XXII CLO Ltd., Series 2016-22A, Class D, 6.172% (3MO LIBOR + 445), due 07/16/28 (b)	500,000	503,170
GoldenTree Loan Management, L.P., Series 2017-2A, Class D, 144A, 4.224% (3MO T + 265), due 11/28/30 (b)	500,000	500,519
Golub Capital Partners CLO, Series 2015-25, Class A-1, 3.191% (3MO LIBOR + 180), due 08/05/27 (b)	1,000,000	1,000,866
Golub Capital Partners CLO, Series 2016-33I, Class A, 3.920% (3MO LIBOR + 248), due 11/21/28 (b)	1,500,000	1,503,152
Keuka Park CLO Ltd., Series 2013, 0.000%, due 10/21/24	1,250,000	65,251
KVK CLO Ltd., Series 2013-1A, Class SUB, 0.000%, due 04/14/25	1,150,000	579,887
Nelder Grove CLO Ltd., Series 2014-1A, Class B-R, 3.784% (3MO LIBOR + 180), due 08/28/26 (b)	1,000,000	999,712
NXT Capital CLO, LLC, Series 2017-1A, Class A, 3.062% (3MO LIBOR + 170), due 04/20/29 (b)	1,200,000	1,205,438
Octagon Investment Partners XXI, Series 2014-1A, Class D, 8.433% (3MO LIBOR + 660), due 11/14/26 (b)	250,000	252,116
Symphony CLO XIV Ltd., Series 2014-14A, Class D-2, 4.959% (3MO LIBOR + 360), due 07/14/26 (b)	500,000	500,011
TCI-Cent CLO, Series 2016-1A, Class C, 5.374% (3MO LIBOR + 400), due 12/21/29 (b)	500,000	509,292

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED LOAN OBLIGATIONS - 8.6% (Continued)	Par Value	Value
TCI-Flatiron, Series 2016-1A, Class C, 4.781% (3MO LIBOR + 305), due 07/17/28 (b)	$250,000	$252,692
TCP Waterman CLO, LLC, Series 2016-1A, Class A-1J, 3.888% (3MO LIBOR + 230), due 12/15/28 (b)	1,000,000	1,002,903
Treman Park CLO Ltd., Series 2015-1A, Class COM, 4.500%, due 04/20/27	500,000	430,688
Venture CDO Ltd., Series 2012-12A, Class BRR, 144A, 3.559% (3MO T + 120), due 02/28/26 (b)	1,000,000	999,732
Venture CDO Ltd., Series 2016-23A, Class B, 4.039% (3MO LIBOR + 230), due 07/19/28 (b)	500,000	501,193
Vibrant CLO II Ltd., Series 2013-2A, Class A2AR, 144A, 3.191% (3MO LIBOR + 145), due 07/24/24 (b)	1,000,000	999,986
Voya CLO IV Ltd., Series 2007-4A, Class C, 3.944% (3MO LIBOR + 220), due 06/14/22 (b)	739,315	739,311
Voya CLO Ltd., Series 2016-2A, Class C, 5.607% (3MO LIBOR + 425), due 07/19/28 (b)	500,000	502,948
Westcott Park CLO, Series 2016-1A, Class D, 5.713% (3MO LIBOR + 435), due 07/20/28 (b)	500,000	510,706
Wind River CLO I Ltd., Series 2012-1A, Class D-R, 5.822% (3MO LIBOR + 410), due 01/15/26 (b)	250,000	252,890
Total Collateralized Loan Obligations (Cost $29,372,487)		$27,396,364

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 3.9%	Par Value	Value
Consumer Discretionary - 0.2%
Ford Motor Co., 7.450%, due 07/16/31	$170,000	$205,974
General Motors Co., 2.593% (3MO LIBOR + 80), due 08/07/20 (b)	40,000	40,038
General Motors Financial Co., Inc., 2.684% (3 MO LIBOR + 99), due 01/05/23 (b)	90,000	90,436
Hasbro, Inc., 3.500%, due 09/15/27	25,000	23,417
Newell Brands, Inc., 5.500%, due 04/01/46	70,000	74,306
Omnicom Group, Inc., 3.600%, due 04/15/26	155,000	150,254
Royal Caribbean Cruises Ltd., 3.700%, due 03/15/28	80,000	76,687
		661,112
Consumer Staples - 0.2%
Anheuser-Busch InBev S.A./N.V., 4.900%, due 02/01/46	65,000	70,103

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 3.9% (Continued)	Par Value	Value
Consumer Staples - 0.2% (Continued)
BAT Capital Corp., 144A, 2.718% (3MO LIBOR + 100), due 08/15/22 (b)	$20,000	$20,120
Kraft Heinz Co. (The), 2.000%, due 07/02/18	80,000	79,920
Kraft Heinz Foods Co., 2.800%, due 07/02/20	240,000	238,339
Smithfield Foods, Inc., 144A, 4.250%, due 02/01/27	160,000	158,372
		566,854
Energy - 1.0%
Baker Hughes, a GE Company, LLC, 4.080%, due 12/15/47	155,000	146,562
Canadian Natural Resources Ltd., 2.950%, due 01/15/23	165,000	160,216
CNOOC Finance (2015) U.S.A., LLC, 3.500%, due 05/05/25	500,000	482,956
Ecopetrol S.A., 7.625%, due 07/23/19	600,000	633,900
Enable Midstream Partners, L.P., 4.400%, due 03/15/27	85,000	83,190
Energy Transfer Partners, L.P., 4.750%, due 01/15/26	75,000	75,832
Energy Transfer Partners, L.P., 4.200%, due 04/15/27	15,000	14,481
Hess Corp., 5.600%, due 02/15/41	350,000	357,504
Kinder Morgan Energy Partners, 6.950%, due 01/15/38	150,000	180,828
Phillips 66, 5.875%, due 05/01/42	55,000	66,097
Reliance Holdings USA, 5.400%, due 02/14/22	800,000	845,311
Sabine Pass Liquefaction, LLC, 5.000%, due 03/15/27	150,000	155,837
USA Compression Partners LP, 144A, 6.875%, due 04/01/26	35,000	35,525
Williams Partners, L.P., 3.750%, due 06/15/27	60,000	57,362
		3,295,601
Financials - 1.1%
Ally Financial, Inc., 4.125%, due 03/30/20	125,000	125,469
American Express Co., 2.500%, due 08/01/22	190,000	183,272
Assurant, Inc., 3.522% (3MO LIBOR + 125), due 03/26/21 (b)	450,000	450,502
Athene Global Funding, 144A, 3.000%, due 07/01/22	165,000	160,712
Bank of Montreal, 3.803%, due 12/15/32	60,000	56,842
Citigroup, Inc., 2.521% (3MO LIBOR + 110), due 05/17/24 (b)	190,000	191,707
Crown Castle International Corp., 3.650%, due 09/01/27	105,000	100,047
Crown Castle International Corp., 3.800%, due 02/15/28	55,000	52,897
Discover Financial Services, 4.100%, due 02/09/27	160,000	158,714
Liberty Mutual Group, Inc., 144A, 6.500%, due 05/01/42	100,000	125,871
MetLife, Inc., 144A, 9.250%, due 04/08/38	250,000	340,000

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 3.9% (Continued)	Par Value	Value
Financials - 1.1% (Continued)
Mitsubishi UFJ Financial Group, Inc., 2.757% (3MO LIBOR + 74), due 03/02/23 (b)	$240,000	$239,616
Morgan Stanley, 2.750%, due 05/19/22	80,000	78,018
Morgan Stanley, 3.591%, due 07/22/28	80,000	77,381
New York Life Global Funding, 144A, 2.300%, due 06/10/22	215,000	207,771
Royal Bank of Scotland Group plc, 3.498%, due 05/15/23	200,000	196,532
S&P Global, Inc., 4.400%, due 02/15/26	65,000	68,247
Santander Holdings USA, Inc., 144A, 3.400%, due 01/18/23	160,000	156,289
Senior Housing Properties Trust, 4.750%, due 02/15/28	200,000	195,953
Synchrony Financial, 3.000%, due 08/15/19	120,000	119,638
Synchrony Financial, 3.950%, due 12/01/27	205,000	193,863
TIAA Asset Management Finance Co., LLC, 144A, 2.950%, due 11/01/19	80,000	79,829
Travelport Corporate Finance plc, 144A, 6.000%, due 03/15/26	25,000	25,094
		3,584,264
Health Care - 0.3%
AbbVie, Inc., 4.700%, due 05/14/45	85,000	87,654
CVS Health Corp., 4.300%, due 03/25/28	300,000	301,278
CVS Health Corp., 5.050%, due 03/25/48	75,000	78,884
NVA Holdings, Inc., 144A, 6.875%, due 04/01/26	60,000	60,450
Teva Pharmaceuticals Financial Co. BV, 2.800%, due 07/21/23	180,000	152,511
Zimmer Biomet Holdings, Inc., 2.700%, due 04/01/20	125,000	123,643
		804,420
Industrials - 0.2%
CSX Corp., 3.800%, due 11/01/46	90,000	82,820
Delta Airlines, Inc., 3.625%, due 03/15/22	160,000	159,803
General Motors Financial Corp., 3.950%, due 04/13/24	40,000	39,660
Lockheed Martin Corp., 4.700%, due 05/15/46	145,000	157,354
Penske Truck Leasing Co., L.P., 144A, 4.200%, due 04/01/27	155,000	156,253
Reynolds American, Inc., 4.000%, due 06/12/22	70,000	71,212
		667,102
Information Technology - 0.2%
Arrow Electronics, Inc., 3.875%, due 01/12/28	160,000	155,003

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 3.9% (Continued)	Par Value	Value
Information Technology - 0.2% (Continued)
Tencent Holdings Ltd., 144A, 2.344% (3MO LIBOR + 60.5), due 01/19/23 (b)	$400,000	$400,440
		555,443
Materials - 0.5%
Applied Materials, Inc., 4.350%, due 04/01/47	75,000	79,765
BHP Billiton Finance USA Ltd., 144A, 6.750%, due 10/19/75	450,000	505,125
Mosaic Co. (The), 4.050%, due 11/15/27	160,000	156,050
Tamaha Gold, Inc., 4.950%, due 07/15/24	745,000	766,419
WestRock Company, 144A, 3.750%, due 03/15/25	80,000	79,815
		1,587,174
Real Estate - 0.0% (d)
Hospitality Properties Trust, 5.250%, due 02/15/26	63,000	65,582

Telecommunication Services - 0.1%
AT&T, Inc., 5.250%, due 03/01/37	220,000	232,733
Charter Communications, LLC, 4.908%, due 07/23/25	155,000	158,395
		391,128
Utilities - 0.1%
American Electric Power Co., Inc., 3.200%, due 11/13/27	25,000	23,824
Edison International, 4.125%, due 03/15/28	75,000	75,548
Southern Co. (The), 2.450%, due 09/01/18	146,000	145,838
Southern Co. (The), 1.850%, due 07/01/19	95,000	93,723
		338,933

Total Investment-Grade Corporate Obligations (Cost $12,658,795)		$12,517,613

HIGH YIELD CORPORATE OBLIGATIONS - 2.4%	Par Value	Value
Consumer Discretionary - 0.2%
1011778 BC ULC/New Red Finance, Inc., 144A, 5.000%, due 10/15/25	$70,000	$66,654
Beacon Escrow Corp., 144A, 4.875%, due 11/01/25	60,000	57,150
Builders FirstSource, Inc., 144A, 5.625%, due 09/01/24	50,000	50,250
Cengage Learning, Inc., 144A, 9.500%, due 06/15/24	60,000	46,050

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 2.4% (Continued)	Par Value	Value
Consumer Discretionary - 0.2% (Continued)
Constellation Merger Sub, Inc., 144A, 8.500%, due 09/15/25	$35,000	$33,863
CRC Escrow Issuer, LLC, 144A, 5.250%, due 10/15/25	70,000	67,108
Eldorado Resorts, Inc., 6.000%, due 04/01/25	65,000	65,975
GW Honos Security Corp., 144A, 8.750%, due 05/15/25	65,000	68,087
PetSmart, Inc., 144A, 7.125%, due 03/15/23	40,000	22,700
PetSmart, Inc., 144A, 5.875%, due 06/01/25	40,000	28,900
Prime Securities Service Borrower, LLC, 144A, 9.250%, due 05/15/23	58,000	62,853
Tempur Sealy International, Inc., 5.500%, due 06/15/26	70,000	67,375
Viking Cruises Ltd., 144A, 5.875%, due 09/15/27	70,000	66,325
		703,290
Consumer Staples - 0.3%
B&G Foods, Inc., 5.250%, due 04/01/25	65,000	60,551
Coty, Inc., 144A, 6.500%, due 04/15/26	65,000	65,325
CVS Health Corp., 2.687% (3MO LIBOR + 63), due 03/09/20 (b)	500,000	501,874
JBS USA LUX/JBS USA Finance, Inc., 144A, 6.750%, due 02/15/28	30,000	28,800
Kronos Acquisition Holdings, Inc., 144A, 9.000%, due 08/15/23	70,000	66,500
Pilgrim's Pride Corp., 144A, 5.750%, due 03/15/25	70,000	67,978
Post Holdings, Inc., 144A, 5.500%, due 03/01/25	65,000	64,025
		855,053
Energy - 0.3%
Cheniere Energy Partners, 144A, 5.250%, due 10/01/25	65,000	64,106
Dynagas LNG Partners, 6.250%, due 10/30/19 (e)	500,000	502,500
Extraction Oil & Gas, Inc., 144A, 5.625%, due 02/01/26	30,000	28,350
Gulfport Energy Corp., 6.375%, due 05/15/25	70,000	67,025
Hess Infrastructure Partners, L.P., 144A, 5.625%, due 02/15/26	70,000	68,775
MEG Energy Corp., 144A, 7.000%, due 03/31/24	40,000	33,000
Nabors Industries, Inc., 144A, 5.750%, due 02/01/25	40,000	37,750
Peabody Securities Finance Corp., 144A, 6.000%, due 03/31/22	65,000	66,300

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 2.4% (Continued)	Par Value	Value
Energy - 0.3% (Continued)
QEP Resources, Inc., 5.625%, due 03/01/26	$35,000	$33,075
Sanchez Energy Corp., 6.125%, due 01/15/23	45,000	32,822
Sunco L.P. / Sunoco Finance Corp., 144A, 5.500%, due 02/15/26	35,000	33,775
		967,478
Financials - 0.8%
Air Lease Corp., 3.250%, due 03/01/25	105,000	100,173
Alliant Holdings Intermediate, LLC, 144A, 8.250%, due 08/01/23	65,000	66,950
American Equity Investment Life Holding Co., 5.000%, due 06/15/27	651,000	659,796
Capital One Financial Corp., 2.472% (3MO LIBOR + 72), due 01/30/23 (b)	50,000	49,638
ESH Hospitality, Inc., 144A, 5.250%, due 05/01/25	70,000	68,096
FBM Finance, Inc., 144A, 8.250%, due 08/15/21	150,000	156,750
Fidelity & Guaranty Life Holdings, Inc., 144A, 6.375%, due 04/01/21	200,000	202,250
Hexion, Inc., 144A, 10.375%, due 02/01/22	70,000	67,725
Jeffries Finance, LLC, 144A, 7.250%, due 08/15/24	500,000	493,450
Kennedy-Wilson, Inc., 144A, 5.875%, due 04/01/24	55,000	54,519
Lincoln Finance Ltd., 7.375%, due 04/15/21	500,000	516,250
National Financial Partners Corp., 144A, 6.875%, due 07/15/25	65,000	64,513
		2,500,110
Health Care - 0.1%
Centene Corp., 4.750%, due 01/15/25	70,000	68,249
Polaris Intermediate Corp., 144A, 8.500%, due 12/01/22	15,000	15,300
Tenet Healthcare Corporation, 144A, 8.125%, due 04/01/22	65,000	67,763
Universal Hospital Services, Inc., 7.625%, due 08/15/20	65,000	65,488
Valeant Pharmaceuticals International, Inc., 144A, 5.500%, due 11/01/25	60,000	58,410
		275,210
Industrials - 0.1%
Avantor, Inc., 144A, 6.000%, due 10/01/24	35,000	34,825
Avantor, Inc., 144A, 9.000%, due 10/01/25	35,000	34,475
Blueline Rental Corp., 9.250%, due 03/15/24	65,000	69,692

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 2.4% (Continued)	Par Value	Value
Industrials - 0.1% (Continued)
Flex Acquisition Co., Inc., 6.875%, due 01/15/25	$60,000	$59,400
GFL Environmental, Inc., 144A, 5.375%, due 03/01/23	35,000	34,388
Indigo Natural Resources, LLC, 144A, 6.875%, due 02/15/26	140,000	131,949
Transdigm, Inc., 6.375%, due 06/15/26	45,000	45,338
		410,067
Information Technology - 0.1%
Ensemble S Merger Sub, Inc., 144A, 9.000%, due 09/30/23	75,000	78,750
Greeneden U.S. Holdings II, LLC, 144A, 10.000%, due 11/30/24	60,000	66,600
Riverbed Technology, Inc., 144A, 8.875%, due 03/01/23	35,000	33,250
Solera, LLC/Solera Finance, Inc., 144A, 10.500%, due 03/01/24	25,000	27,813
		206,413
Materials - 0.0% (d)
Owens Corning, 4.400%, due 01/30/48	85,000	78,491
Plastipak Holdings, Inc., 144A, 6.250%, due 10/15/25	35,000	34,913
Platform Specialty Products Corp., 144A, 5.875%, due 12/01/25	55,000	53,763
		167,167
Telecommunication Services - 0.5%
CB Escrow Corp., 144A, 8.000%, due 10/15/25	15,000	13,969
Cincinnati Bell, Inc., 144A, 7.000%, due 07/15/24	50,000	44,750
Dish DBS Corp., 7.750%, due 07/01/26	100,000	93,775
Frontier Communications Corp., 8.500%, due 04/15/20	20,000	20,125
GTT Communications, Inc., 144A, 7.875%, due 12/31/24	65,000	65,163
Inmarsat Finance plc, 144A, 6.500%, due 10/01/24	250,000	253,750
Intelsat Jackson Holdings S.A., 7.250%, due 10/15/20	60,000	55,500
Level 3 Financing, Inc., 5.375%, due 01/15/24	65,000	63,335
MDC Partners, Inc., 144A, 6.500%, due 05/01/24	450,000	437,624
SFR Group S.A., 144A, 7.375%, due 05/01/26	350,000	333,374
Sprint Capital Corporation, 6.875%, due 11/15/28	15,000	13,988
Sprint Corp., 7.125%, due 06/15/24	35,000	34,125
Telesat Canada, LLC, 144A, 8.875%, due 11/15/24	60,000	65,850
		1,495,328

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 2.4% (Continued)	Par Value	Value
Utilities - 0.0% (d)
NextEra Energy Operating Partners, L.P., 144A, 4.500%, due 09/15/27	$70,000	$65,975
NGL Energy Partners, L.P., 144A, 7.500%, due 11/01/23	65,000	65,244
		131,219

Total High Yield Corporate Obligations (Cost $7,881,546)		$7,711,335

FOREIGN BONDS - 11.5%	Par Value	Value
Bermuda - 0.1%
Digicel Group Ltd., 7.125%, due 04/01/22	$600,000	$468,000

Cayman Islands – 0.9%
CK Hutchison International 17 Ltd., 144A, 2.250%, due 09/29/20	200,000	196,336
CK Hutchison International 17 Ltd., 2.875%, due 04/05/22	200,000	196,144
CK Hutchison International 17 Ltd., 144A, 2.750%, due 03/29/23	200,000	192,888
CK Hutchison International 17 Ltd., 144A, 3.500%, due 04/05/27	200,000	193,626
Cosan Overseas Ltd., 8.250%, due 11/29/49	200,000	202,100
Guanay Finance Ltd., 6.000%, due 12/15/20	586,822	598,760
Hutchison Whampoa International 12 Ltd., 3.250%, due 11/08/22	200,000	198,361
Industrial Senior Trust, 5.500%, due 11/01/22	200,000	199,100
SPARC EM SPC Panama Metroline 2 SP, 144A, 1.843%, due 12/05/22 (a)	400,000	360,800
SPARC EM SPC Panama Metroline 2 SP, 1.843%, due 12/05/22 (a)	700,000	631,400
		2,969,515
Chile - 1.5%
Banco de Crédito e Inversiones, 4.000%, due 02/11/23	300,000	302,498
Banco del Estado de Chile, 4.125%, due 10/07/20	300,000	305,671
Banco del Estado de Chile, 3.875%, due 02/08/22	150,000	151,225
Banco Latinamericano S.A., 3.250%, due 05/07/20	300,000	298,125
Embotelladora Andina S.A., 5.000%, due 10/01/23	600,000	630,872
Engie Energia Chile S.A., 5.625%, due 01/15/21	400,000	421,180
Inversiones CMPC S.A., CV, 4.500%, due 04/25/22	450,000	461,496

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 11.5% (Continued)	Par Value	Value
Chile - 1.5% (Continued)
Itau CorpBanc, 3.875%, due 09/22/19	$800,000	$806,120
Republic of Chile, 3.125%, due 03/27/25	800,000	784,000
Republic of Chile, 3.125%, due 01/21/26	700,000	684,950
		4,846,137
China - 0.1%
CNOOC Finance 2011 Ltd., 4.250%, due 01/26/21	400,000	409,556

Colombia - 0.2%
Bancolombia S.A., 6.125%, due 07/26/20	100,000	105,750
Transportadora de Gas Internacional S.A., 5.700%, due 03/20/22	400,000	406,000
		511,750
Costa Rica - 0.3%
Banco de Costa Rica, 5.250%, due 08/12/18	200,000	200,990
Bharat Petroleum Corp. Ltd., 4.625%, due 10/25/22	500,000	516,350
Costa Rica Government International Bond, 9.995%, due 08/01/20	200,000	223,150
		940,490
Dominican Republic - 0.1%
Banco de Reservas de la Republica Dominicana, 7.000%, due 02/01/23	300,000	313,500

India - 0.9%
Adani Ports & Special Economic Zone, 3.500%, due 07/29/20	200,000	198,802
Bharti Airtel Ltd., 5.125%, due 03/11/23	200,000	203,476
Bharti Airtel Ltd., 4.375%, due 06/10/25	700,000	678,309
Export-Import Bank of India, 3.125%, due 07/20/21	400,000	394,739
Export-Import Bank of India, 4.000%, due 01/14/23	400,000	399,934
Indian Oil Corp. Ltd., 5.625%, due 08/02/21	200,000	212,377
Indian Oil Corp. Ltd., 5.750%, due 08/01/23	600,000	650,238
		2,737,875
Indonesia - 0.2%
Perusahaan Penerbit SBSN, 144A, 4.150%, due 03/29/27	200,000	198,000
Perusahaan Penerbit SBSN, 4.150%, due 03/29/27	500,000	495,000
		693,000
Israel - 0.4%
State of Israel, 4.000%, due 06/30/22	200,000	206,792

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 11.5% (Continued)	Par Value	Value
Israel - 0.4% (Continued)
State of Israel, 3.150%, due 06/30/23	$200,000	$199,374
State of Israel, 2.875%, due 03/16/26	800,000	766,688
		1,172,854
Malaysia - 1.0%
Axiata SPV2 Berhad, 3.466%, due 11/19/20	1,100,000	1,102,607
Malayan Banking Berhad, 3.905%, due 10/29/26	200,000	200,204
Malaysia Sovereign Sukuk, 3.043%, due 04/22/25	400,000	391,760
Malaysia Sukuk Global, 3.179%, due 04/27/26	500,000	489,365
Petronas Capital Ltd., 3.500%, due 03/18/25	500,000	493,705
Petronas Global Sukuk LT, 2.707%, due 03/18/20	400,000	396,936
		3,074,577
Mauritius - 0.1%
UPL Corp. Ltd., 3.250%, due 10/13/21	200,000	195,795

Mexico - 0.7%
America Movil SAB de C.V., 5.000%, due 03/30/20	100,000	103,211
America Movil SAB de C.V., 3.125%, due 07/16/22	200,000	196,660
Banco Santander Mexico, 5.950%, due 01/30/24	600,000	607,500
Grupo Idesa S.A. de C.V., 7.875%, due 12/18/20	630,000	611,613
Petroleos Mexicanos S.A. de C.V., 144A, 5.350%, due 02/12/28	140,000	138,096
United Mexican States, 4.000%, due 10/02/23	250,000	256,000
United Mexican States, 3.750%, due 01/11/28	400,000	386,800
		2,299,880
Netherlands - 0.5%
AES Andres Dominicana Ltd., 144A, 7.950%, due 05/11/26	500,000	533,475
Marfrig Holdings Europe BV, 144A, 8.000%, due 06/08/23	700,000	704,374
Marfrig Holdings Europe BV, 144A, 7.000%, due 03/15/24	200,000	188,000
		1,425,849
Panama - 0.5%
Ena Norte Trust, 4.950%, due 04/25/28	180,147	184,470
Global Bank Corp., 5.125%, due 10/30/19	600,000	611,220
Republic of Panama, 5.200%, due 01/30/20	500,000	521,000
Republic of Panama, 4.000%, due 09/22/24	400,000	410,600
		1,727,290

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 11.5% (Continued)	Par Value	Value
Peru - 0.9%
Banco Continental S.A., 5.500%, due 11/18/20	$500,000	$522,500
Banco de Credito del Peru of Panama, 2.250%, due 10/25/19	700,000	691,040
Banco de Credito del Peru of Panama, 5.375%, due 09/16/20	100,000	104,843
Banco Internacional del Peru S.A.A. of Panama, 5.750%, due 10/07/20	800,000	838,000
Fondo Mivivienda S.A., 3.500%, due 01/31/23	400,000	392,000
Transportadora de Gas del Peru S.A., 4.250%, due 04/30/28	300,000	298,125
		2,846,508
Philippines - 0.9%
BDO Unibank, Inc., 2.625%, due 10/24/21	450,000	435,808
BDO Unibank, Inc., 2.950%, due 03/06/23	600,000	576,157
Republic of Philippines, 4.000%, due 01/15/21	100,000	102,310
Republic of Philippines, 4.200%, due 01/21/24	1,200,000	1,248,228
Union Bank of Philippines, Series EMTN, 3.369%, due 11/29/22	400,000	389,280
		2,751,783
Singapore - 1.6%
BPRL International Singapore, 4.375%, due 01/18/27	500,000	492,554
DBS Group Holdings Ltd., 144A, 2.365% (3MO LIBOR + 62), due 07/25/22 (b)	400,000	401,932
DBS Group Holdings Ltd., 2.365% (3MO LIBOR + 62), due 07/25/22 (b)	200,000	200,966
DBS Group Holdings Ltd., 3.600%, due 12/29/49	300,000	290,091
ONGC Videsh Vankorneft, 3.750%, due 07/27/26	1,000,000	955,580
Oversea-Chinese Banking Corp. Ltd., 4.000%, due 10/15/24	400,000	402,640
Singtel Group Treasury Pte. Ltd., 4.500%, due 09/08/21	400,000	417,992
Temasek Financial I Ltd., 2.375%, due 01/23/23	1,000,000	968,860
United Overseas Bank Ltd., 3.750%, due 09/19/24	700,000	702,604
United Overseas Bank Ltd., 3.500%, due 09/16/26	200,000	198,048
		5,031,267
United Kingdom - 0.2%
Genting Overseas Holding Ltd., 4.250%, due 01/24/27	700,000	688,310

Virgin Islands British - 0.4%
CNPC HK Overseas Capital Ltd., 4.500%, due 04/28/21	600,000	621,125

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 11.5% (Continued)	Par Value	Value
Virgin Islands British - 0.4% (Continued)
Sinopec Group Overseas Development, 2.750%, due 09/29/26	$600,000	$544,623
Sinopec Group Overseas Development 2016, 2.750%, due 05/03/21	200,000	196,747
		1,362,495

Total Foreign Bonds (Cost $37,278,222)		$36,466,431

LOAN PARTICIPATIONS - 9.6%	Par Value	Value
Access CIG, 5.625% (3MO LIBOR + 375), due 02/14/25 (b)	$128,237	$129,560
Access CIG, 5.625% (3MO LIBOR + 375), due 02/14/25 (b)	26,763	27,039
Acrisure, LLC, 5.991% (3MO LIBOR + 425), due 11/22/23 (b)	84,488	85,439
A-L Parent, LLC, 5.130% (3MO LIBOR + 325), due 11/02/20 (b)	3,625	3,656
A-L Parent, LLC, 4.700% (3MO LIBOR + 325), due 12/01/23 (b)	26,375	26,540
Albertson's, LLC, 4.626% (3MO LIBOR + 275), due 08/25/21 (b)	633,033	624,904
Almonde, Inc., 5.484% (3MO LIBOR + 350), due 04/26/24 (b)	965,150	963,827
American Tire Distributors, 5.897% (3MO LIBOR + 425), due 09/01/21 (b)	216,094	218,796
Amneal Pharmaceuticals, Inc., 4.700% (3MO LIBOR + 350), due 03/21/25 (b)	380,000	380,000
Ascend Learning, 4.876% (3MO LIBOR + 300), due 07/12/24 (b)	95,000	95,238
AssuredPartners, Inc., 4.700% (3MO LIBOR + 325), due 10/22/24 (b)	65,000	65,000
AssuredPartners, Inc., 5.376% (3MO LIBOR + 350), due 10/22/24 (b)	364,088	364,634
Avantor, 5.876% (3MO LIBOR + 400), due 11/21/24 (b)	129,022	130,339
Avaya, Inc., 6.536% (3MO LIBOR + 475), due 12/31/20 (b)	410,000	412,563
BCP Renaissance Parent, LLC, 5.772% (3MO LIBOR + 450), due 12/31/20 (b)	150,000	150,626
BJ's Wholesale Club, Inc., 5.190% (3MO LIBOR + 375), due 01/27/24 (b)	387,673	387,146

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 9.6% (Continued)	Par Value	Value
Blount International, Inc., 5.829% (3MO LIBOR + 425), due 12/31/20 (b)	$30,000	$30,375
Brand Energy & Infrastructure Services, Inc., 6.552% (3MO LIBOR + 425), due 06/14/24 (b)	268,650	270,850
BWAY Holding Co., 4.957% (3MO LIBOR + 325), due 04/03/24 (b)	173,308	174,081
Capital Automotive, L.P., 7.876% (3MO LIBOR + 600), due 03/21/25 (b)	39,948	40,273
Capri Acquisitions BidCo Ltd., 5.022% (3MO LIBOR + 325), due 10/04/24 (b)	475,000	474,605
CBS Radio, Inc., 4.171% (3MO LIBOR + 275), due 10/17/23 (b)	224,438	225,326
Cengage Learning, Inc., 6.036% (3MO LIBOR + 425), due 06/07/23 (b)	1,209,638	1,098,568
CenturyLink, Inc., 4.398% (3MO LIBOR + 275), due 02/29/24 (b)	310,000	304,640
Ceva Intercompany BV, 4.700% (3MO LIBOR + 550), due 03/19/21 (b)	59,365	58,205
Ceva Logistics Canada ULC, 4.700% (3MO LIBOR + 550), due 03/19/21 (b)	10,168	9,970
Ceva Logistics U.S. Holdings, Inc., 4.700% (3MO LIBOR + 550), due 03/19/21 (b)	92,667	90,858
Ceva Logistics U.S. Holdings, Inc., 4.700% (3MO LIBOR + 550), due 03/19/21 (b)	70,732	68,964
CH Guenther, 4.700% (3MO LIBOR + 275), due 03/21/25 (b)	45,000	45,056
Cincinnati Bell, Inc., 5.444% (3MO LIBOR + 375), due 08/16/24 (b)	250,000	251,563
ClubCorp Holdings, Inc., 5.551% (3MO LIBOR + 325), due 08/16/24 (b)	137,098	137,857
Compass Power Generation, LLC, 5.390% (3MO LIBOR + 375), due 12/13/24 (b)	185,000	187,139
Concentra 1/18, 4.529% (3MO LIBOR + 275), due 06/01/22 (b)	60,000	60,400
CP VI Bella Topco, LLC, 4.876% (3MO LIBOR + 300), due 01/24/25 (b)	60,000	59,813
CSM Bakery Supplies, 5.699% (3MO LIBOR + 400), due 07/03/20 (b)	188,272	185,777

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 9.6% (Continued)	Par Value	Value
Cvent, Inc., 5.626% (3MO LIBOR + 375), due 11/29/23 (b)	$310,000	$311,550
CVS Holdings I, L.P., 4.790% (3MO LIBOR + 300), due 01/31/25 (b)	182,000	180,750
Dexco Global 1/18, 5.802% (3MO LIBOR + 350), due 07/24/24 (b)	20,000	20,163
Diamond BC (Diversey), 4.653% (3MO LIBOR + 300), due 09/06/24 (b)	199,500	199,085
Digicel International Finance Ltd., 5.519% (3MO LIBOR + 375), due 05/10/24 (b)	224,438	223,176
Diplomat Pharmacy, Inc., 6.099% (3MO LIBOR + 450), due 12/13/24 (b)	42,188	42,451
DJO Finance, LLC, 5.126% (3MO LIBOR + 325), due 06/08/20 (b)	245,592	246,616
Duff & Phelps Corp., 5.551% (3MO LIBOR + 325), due 12/04/24 (b)	310,000	310,388
EAB Global, Inc., 5.484% (3MO LIBOR + 375), due 09/29/24 (b)	410,000	410,172
EG America, LLC, 4.700% (3MO LIBOR + 400), due 02/07/25 (b)	280,000	279,230
EG Group Ltd., 4.700% (3MO LIBOR + 400), due 01/31/25 (b)	85,000	84,766
EIG Investors Corp., 5.956% (3MO LIBOR + 400), due 02/09/23 (b)	264,461	266,113
Epicor Software Corp., 5.130% (3MO LIBOR + 375), due 06/01/22 (b)	651,915	654,463
Equian, 4.700% (3MO LIBOR + 325), due 05/20/24 (b)	214,624	215,607
EXC Holdings III Corp., 5.160% (3MO LIBOR + 350), due 11/15/24 (b)	50,000	50,417
Exgen Renewables IV, LLC, 4.989% (3MO LIBOR + 300), due 12/31/20 (b)	144,638	145,994
Federal Mogul Holdings Corp., 5.630% (3MO LIBOR + 375), due 04/15/21 (b)	310,190	312,014
Filtration Group Corp., 4.984% (3MO LIBOR + 300), due 11/23/20 (b)	462,586	465,093
Filtration Group Corp., 4.700% (3MO LIBOR +300), due 03/27/25 (b)	190,000	189,525
Flexera Software 1/18, 5.130% (3MO LIBOR + 325), due 01/24/25 (b)	70,000	70,292

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 9.6% (Continued)	Par Value	Value
Foresight Energy, L.P., 4.700% (3MO LIBOR + 575), due 03/01/21 (b)	$125,000	$122,786
Forterra Finance, LLC, 4.876% (3MO LIBOR + 300), due 10/25/23 (b)	63,744	58,764
FTS International, Inc., 4.700% (3MO LIBOR + 475), due 04/16/21 (b)	313,818	314,603
Golden Nugget, Inc., 4.978% (3MO LIBOR + 325), due 10/04/23 (b)	59,698	60,213
Gopher Resource, LLC, 4.700% (3MO LIBOR + 325), due 02/09/25 (b)	195,000	196,706
GrafTech Finance, Inc., 5.239% (3MO LIBOR + 350), due 01/31/25 (b)	255,000	255,000
Greeneden U.S. Holdings II, LLC, 5.802% (3MO LIBOR + 350), due 12/01/23 (b)	253,725	255,153
GTCR Valor Cos., Inc., 5.582% (3MO LIBOR + 425), due 06/16/23 (b)	235,000	236,812
GVC Holdings plc, 4.700% (3MO LIBOR + 250), due 03/15/24 (b)	340,000	340,354
Hardware Holdings, LLC, 8.193% (3MO LIBOR + 650), due 03/30/20 (b) (e)	531,375	515,433
Hayward Industries, Inc., 5.376% (3MO LIBOR + 350), due 12/31/20 (b)	374,063	375,185
Intelsat Jackson Holdings, S.A., 5.076% (3MO LIBOR + 375), due 11/30/23 (b)	460,000	460,000
Intralinks, Inc., 5.879% (3MO LIBOR + 400), due 11/11/24 (b)	480,000	481,199
Intrawest Resorts Holdings, Inc., 4.898% (3MO LIBOR + 325), due 12/31/20 (b)	315,000	316,314
Invictus, 4.700% (3MO LIBOR + 550), due 02/14/25 (b)	60,000	60,413
IRB Holding Corp., 4.829% (3MO LIBOR + 325), due 01/17/25 (b)	364,419	368,176
KBR, Inc., 4.700% (3MO LIBOR + 325), due 03/29/25 (b)	215,000	213,925
Kenan Advantage Group, Inc. (The), 4.647% (3MO LIBOR + 300), due 07/29/22 (b)	457,661	459,378
Klockner Pentaplast of America, Inc., 6.126% (3MO LIBOR + 425), due 06/29/22 (b)	384,038	368,918
Kraton Polymers, LLC, 4.376% (3MO LIBOR + 250), due 01/06/22 (b)	169,335	170,266

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 9.6% (Continued)	Par Value	Value
Kronos Acquisitions Holdings, Inc., 5.674% (3MO LIBOR + 400), due 08/26/22 (b)	$460,000	$464,099
Kronos, Inc., 4.879% (3MO LIBOR + 350), due 11/01/23 (b)	457,694	460,399
Lions Gate, 4.700% (3MO LIBOR + 225), due 03/20/25 (b)	125,000	125,104
Mavis Tire Express Services Corp., 4.700% (3MO LIBOR + 325), due 12/31/21 (b)	55,199	55,199
Mavis Tire Express Services Corp., 5.072% (3MO LIBOR + 325), due 12/31/21 (b)	344,801	344,801
Meredith 12/17, 4.876% (3MO LIBOR + 300), due 12/31/20 (b)	185,000	186,018
Mitchell International, Inc., 5.126% (3MO LIBOR + 325), due 12/31/20 (b)	28,358	28,351
Mitchell International, Inc., 4.943% (3MO LIBOR + 325), due 11/20/24 (b)	351,642	351,554
Mitchell International, Inc., 8.943% (3MO LIBOR + 725), due 11/20/25 (b)	90,000	90,338
Optiv, Inc., 5.124% (3MO LIBOR + 325), due 01/05/21 (b)	28,847	27,801
Oryx Southern, 5.126% (3MO LIBOR + 325), due 12/31/21 (b)	365,000	365,000
Peak 10 Holding Corp., 5.802% (3MO LIBOR + 350), due 07/24/24 (b)	309,225	309,949
PetSmart, Inc., 4.889% (3MO LIBOR + 300), due 03/11/22 (b)	574,924	460,135
Phoenix Services International 1/18, 5.414% (3MO LIBOR + 375), due 01/30/25 (b)	70,000	70,613
Pike 3/18, 4.700% (3MO LIBOR + 350), due 03/12/25 (b)	155,000	156,356
Pisces Midco, Inc., 4.700% (3MO LIBOR + 375), due 03/29/25 (b)	275,000	273,625
Playa Funding LLC, 5.000% (3MO LIBOR + 325), due 04/05/24 (b)	418,947	420,937
PMHC II, Inc., 4.700% (3MO LIBOR + 350), due 12/31/21 (b)	30,000	30,169
PODS, LLC, 4.711% (3MO LIBOR + 300), due 12/31/20 (b)	114,713	115,429
PowerTeam, 5.551% (3MO LIBOR + 325), due 03/06/25 (b)	475,000	474,606
Pro Mach, 5.034% (3MO LIBOR + 300), due 12/31/21 (b)	125,000	125,098
Project Alpha Intermediate Holding, Inc., 5.040% (3MO LIBOR + 350), due 04/04/21 (b)	383,075	377,647
Quest Software US Holdings, Inc., 7.272% (3MO LIBOR + 550), due 10/31/22 (b)	425,272	432,451
Radiate HoldCo, LLC, 4.647% (3MO LIBOR + 300), due 02/01/24 (b)	297,552	295,692

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 9.6% (Continued)	Par Value	Value
Ranpak Corp., 9.072% (3MO LIBOR + 725), due 09/22/22 (b)	$119,259	$119,557
RentPath, 6.400% (3MO LIBOR + 475), due 12/17/21 (b)	380,000	380,000
Robertshaw U.S. Holding Corp., 5.437% (3MO LIBOR + 350), due 02/14/25 (b)	155,000	156,211
Scotts Miracle-Gro Company (The), 4.889% (3MO LIBOR + 325), due 01/10/25 (b)	70,000	70,525
SCS Holdings I, Inc., 5.897% (3MO LIBOR + 425), due 10/30/22 (b)	77,071	77,745
Securus Technologies Holdings, Inc., 6.376% (3MO LIBOR + 450), due 06/15/24 (b)	470,000	474,995
Select Medical Corp., 5.210% (3MO LIBOR + 350), due 02/13/24 (b)	327,525	330,188
Shutterfly, 4.700% (3MO LIBOR + 275), due 08/17/24 (b)	125,000	125,365
SolarWinds, Inc., 4.876% (3MO LIBOR + 300), due 03/07/24 (b)	310,000	311,163
Southern Graphics, Inc., 5.148% (3MO LIBOR + 350), due 11/22/22 (b)	460,000	462,682
Syncreon Holdings, 6.022% (3MO LIBOR + 425), due 10/28/20 (b)	120,000	111,780
Team Health Holdings, Inc., 4.398% (3MO LIBOR + 275), due 01/12/24 (b)	585,575	558,737
Tempo Acquistion, LLC, 4.231% (3MO LIBOR + 300), due 04/19/24 (b)	440,000	442,064
Titan Acquisition Ltd., 4.700% (3MO LIBOR + 300), due 03/14/25 (b)	220,000	219,542
TKC Holdings, Inc., 6.029% (3MO LIBOR + 425), due 02/01/23 (b)	392,038	395,468
Transdigm Group, Inc., 4.376% (3MO LIBOR + 300), due 08/16/24 (b)	89,550	89,799
Transdigm, Inc., 4.626% (3MO LIBOR + 275), due 06/09/23 (b)	59,850	60,000
Traverse Midstream Partners, LLC., 5.850% (3MO LIBOR + 400), due 09/11/21 (b)	75,000	75,375
Tribune Media Co., 4.569% (3MO LIBOR + 300), due 12/27/20 (b)	42,521	42,521
Ultra Resources, Inc., 4.764% (3MO LIBOR + 300), due 04/12/24 (b)	120,000	118,650

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 9.6% (Continued)	Par Value	Value
West Corp., 4.700% (3MO LIBOR + 400), due 10/10/24 (b)	$235,000	$237,023
West Corp., 4.700% (3MO LIBOR + 350), due 10/10/24 (b)	155,000	155,129
Wink Holdco, Inc., 4.664% (3MO LIBOR + 300), due 11/01/24 (b)	115,000	114,425
York Risk Services Holding Corp., 5.626% (3MO LIBOR + 375), due 10/01/21 (b)	967,500	945,730
Zodiac, 5.693% (3MO LIBOR + 400), due 12/20/23 (b) (e)	230,000	230,145
Total Loan Participations (Cost $30,651,387)		$30,493,280

MILITARY HOUSING OBLIGATIONS - 2.9%	Par Value	Value
Atlantic Marine Corps Communities Military Housing, 144A, 5.433%, due 12/01/50 (f)	$705,676	$697,131
Capmark Military Housing Trust, Series 2007-AETC, Class A-1, 5.746%, due 02/10/52 (e) (f)	1,898,411	1,868,929
Capmark Military Housing Trust, Series 2007-ROBS, Class A, 6.059%, due 10/10/52 (e) (f)	476,815	488,520
Federal Home Loan Mortgage Corp., Series 2015-R1, Class B1, 144A, 1.373%, due 11/25/55 (b)	974,930	1,057,799
Fort Benning Family Communities, LLC, 144A, 5.810%, due 01/15/51 (e) (f)	1,050,000	1,140,540
Freddie Mac Military Housing Bonds, Series 2015-R1, Class A1, 144A, 1.373%, due 11/25/55 (b)	487,913	536,399
GMAC Commercial Military Housing Trust, Series 2007-HCKM, Class A, 6.107%, due 08/10/52 (e) (f)	1,113,129	1,178,880
HP Communities, LLC, 5.630%, due 09/15/34 (e) (f)	650,000	700,198
Mid-Atlantic Military Co., 144A, 5.300%, due 08/01/50	933,548	944,866
Northeast Housing, LLC, 6.298%, due 10/15/49 (c)	725,000	764,441
Total Military Housing Obligations (Cost $9,334,476)		$9,377,703

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL OBLIGATIONS - 0.7%	Par Value	Value
Beverly Hills Unified School District Zero, GO, 14.046%, due 08/01/37 (a)	$645,000	$301,389
Illinois State, GO, 5.650%, due 12/01/38	1,310,000	1,435,485
Newport Mesa CA Unified School District, GO, 3.960%, due 08/01/41 (a)	1,000,000	402,080
Total Municipal Obligations (Cost $2,033,250)		$2,138,954

COMMON STOCKS - 0.0% (d)	Shares	Value
Energy - 0.0% (d)
Titan Energy, LLC (e) (g) (Cost $502,500)	3,370	$3,707

PREFERRED STOCKS - 0.5%	Shares	Value
Bank of America Corp., 6.300%	400,000	$429,000
Citigroup, Inc., 6.250%	1,195,000	1,262,219
Total Preferred Stocks (Cost $1,633,962)		$1,691,219

AFFILIATED REGISTERED INVESTMENT COMPANIES - 1.7%	Shares	Value
Guggenheim Floating Rate Strategies Fund	47,478	$1,234,417
Guggenheim Strategy Fund I	161,909	4,055,816
Total Affiliated Registered Investment Companies (Cost $5,294,836)		$5,290,233

PURCHASED OPTION CONTRACTS - 0.1%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.1%
iShares MSCI Emerging Markets ETF	01/18/19	$55.00	1,006	$121,223
S&P 500 Index	01/18/19	3,000.00	22	62,700
Total Purchased Option Contracts (Cost $280,484)				$183,923

WILSHIRE INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMERCIAL PAPER - 0.8%	Par Value	Value
Verizon Communications, Inc., 2.25%, due 04/09/18 (a) (Cost $2,398,800)	2,400,000	$2,398,800

MONEY MARKET FUNDS - 1.5%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.49% (h) (Cost $4,779,668)	4,779,668	$4,779,668

Total Investments at Value - 101.4% (Cost $326,814,114)		$322,955,551

Liabilities in Excess of Other Assets - (1.4%)		(4,371,186)

Net Assets - 100.0%		$318,584,365

(a)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Security has been valued at fair value in accordance with the procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $3,016,105 at March 31, 2018, representing 0.9% of net assets (Note 1).
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security. The total value of such securities is $8,289,303 at March 31, 2018, representing 2.6% of net assets.
(f)	144A securities that are restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of March 31, 2018 was $6,074,198, representing 1.9% of net assets.
(g)	Non-income producing security.
(h)	The rate shown is the 7-day effective yield as of March 31, 2018.

CDO -	Collateralized Debt Obligation.
CLO -	Collateralized Loan Obligation.
CV -	Convertible Security.
GO -	General Obligation.
LIBOR -	London Interbank Offered Rate.
Re-REMIC -	Re-securitization of Real Estate Mortgage Investment Conduit.
STRIPS -	Separately Traded Registered Interest and Principal Securities.
T -	U.S. Treasury note.
144A -	Security was traded in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

1. Securities valuation

The Wilshire Mutual Funds, Inc. (the “Company”) consists of seven separate investment portfolios. The portfolios presented in these statements are: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (collectively the “Portfolios,” each a “Portfolio” of the Company).

Securities listed or traded on U.S. exchanges, including options and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities traded on the National Association of Securities Dealers Automatic Quotation (“NASDAQ”) system are valued at the official NASDAQ closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, the security is valued at the mean between the last bid and asked prices.

Debt securities are typically valued at an evaluated bid price by an independent pricing service employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. An independent pricing service often utilizes proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ independent pricing service, if available. Otherwise, such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value.

Equity securities primarily traded on a foreign exchange are typically valued at a price as provided by an independent pricing service, which is an estimate of the fair value price. Values of foreign securities are translated from the local currency into U.S. dollars using prevailing currency exchange rates as of the close of the New York Stock Exchange, as supplied by an independent quotation services. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

Wilshire International Equity Fund uses ICE Data Services (“ICE”) as an independent pricing service. ICE provides a daily fair value for foreign securities in Wilshire International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE. These factors are used to value Wilshire International Equity Fund without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Company’s administrator and may request that a meeting of the Pricing Committee be held.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2018, there have been no significant changes to the Portfolios’ fair value methodologies.

The following is a summary of the inputs used to value the Portfolios’ investments as of March 31, 2018:

Large Company Growth Portfolio	Level 1	Level 2	Level 3	Total

Common Stocks	$220,476,849	$-	$-	$220,476,849
Money Market Funds	3,883,360	-	-	3,883,360
Total	$224,360,209	$-	$-	$224,360,209

Large Company Value Portfolio	Level 1	Level 2	Level 3		Total

Common Stocks	$213,864,656	$-	$-		$213,864,656
Rights	-	-	0	*	0
Money Market Funds	16,230,012	-	-		16,230,012
Total	$230,094,668	$-	$0		$230,094,668

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total

Common Stocks	$50,464,972	$-	$-		$50,464,972
Rights	-	-	0	*	0
Money Market Funds	4,397,675	-	-		4,397,675
Total	$54,862,647	$-	$0		$54,862,647

Small Company Value Portfolio	Level 1	Level 2	Level 3	Total

Common Stocks	$49,125,367	$-	$-	$49,125,367
Money Market Funds	2,368,978	-	-	2,368,978
Total	$51,494,345	$-	$-	$51,494,345

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total

Common Stocks	$180,829,186	$-	$-		$180,829,186
Preferred Stocks	817	-	-		817
Rights	-	984	7,860	*	8,844
Money Market Funds	2,329,323	-	-		2,329,323
Total	$183,159,326	$984	$7,860		$183,168,170

Wilshire International Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$102,818,996	$325,920,546	$-	428,739,542
Preferred Stocks	830,087	1,966,309	-	2,796,396
Money Market Funds	12,667,640	-	-	12,667,640
Total	$116,316,723	$327,886,855	$-	$444,203,578

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Treasury Obligations	$-	$40,234,527	$-	$40,234,527
U.S. Government Agency Obligations	-	12,557,215	-	12,557,215
Agency Mortgage-Backed Obligations	-	28,268,837	-	28,268,837
Non-Agency Mortgage-Backed Obligations	-	52,692,373	-	52,692,373
Non-Agency Mortgage-Backed Obligations Interest-Only Strips	-	8,150,942	-	8,150,942
Asset-Backed Securities	-	40,602,427	-	40,602,427
Collateralized Loan Obligations	-	27,396,364	-	27,396,364
Investment Grade Corporate Obligations	-	12,517,613	-	12,517,613
High Yield Corporate Obligations	-	7,711,335	-	7,711,335
Foreign Bonds	-	36,466,431	-	36,466,431
Loan Participations	-	30,493,280	-	30,493,280
Military Housing Obligations	-	9,377,703	-	9,377,703
Municipal Obligations	-	2,138,954	-	2,138,954
Common Stocks	3,707	-	-	3,707
Preferred Stocks	1,691,219	-	-	1,691,219
Affiliated Registered Investment Companies	5,290,233	-	-	5,290,233
Purchased Option Contracts	62,700	121,223	-	183,923
Commercial Paper	-	2,398,800	-	2,398,800
Money Market Funds	4,779,668	-	-	4,779,668
Total	$11,827,527	$311,128,024	$-	$322,955,551

*	Includes securities that have been fair valued at $0.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to the Portfolios’ Schedules of Investments for a listing of the securities by industry or sector type or country of domicile. It is the Portfolios’ policy to recognize transfers between Levels at the end of the reporting period. As of March 31, 2018, the Portfolios did not have any transfers between Levels. In addition, Large Company Growth Portfolio, Small Company Value Portfolio, Wilshire International Equity Fund and Wilshire Income Opportunities Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2018. Large Company Value Portfolio, Small Company Growth Portfolio and Wilshire 5000 IndexSM Fund held rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2018, totaling $0, $0 and $7,860, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

2. Security transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2018:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
Tax Cost	$153,044,466	$201,750,737	$45,671,195	$45,898,048

Aggregate gross unrealized appreciation	$75,460,426	$35,424,562	$10,811,252	$8,089,438
Aggregate gross unrealized depreciation	(4,144,683)	(7,080,631)	(1,619,800)	(2,493,141)

Net unrealized appreciation	$71,315,743	$28,343,931	$9,191,452	$5,596,297

	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Tax Cost	$60,048,326	$385,910,879	$326,533,128

Aggregate gross unrealized appreciation	$126,375,950	$68,025,723	$4,782,369
Aggregate gross unrealized depreciation	(3,256,106)	(9,733,024)	(8,359,946)

Net unrealized appreciation (depreciation)	$123,119,844	$58,292,699	$(3,577,577)

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Affiliated investments

Due to Guggenheim Partners Investment Management, LLC managing a portion of Wilshire Income Opportunities Fund, certain securities held by the Portfolio are considered affiliated investments. The following is a summary of Wilshire Income Opportunities Fund’s investments in and transactions with affiliates during the period ended March 31, 2018:

Affiliated Investment	Value as of December 31, 2017	Purchases	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2018	Income Distributions
Guggenheim Floating Rate Strategies Fund	$1,222,303	$12,607	$(493)	$1,234,417	$12,607
Guggenheim Strategy Fund I	$4,034,258	$23,179	$(1,621)	$4,055,816	$23,179

5. Securities Lending

Each Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party that is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Northern Trust Company, the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the cash collateral at March 31, 2018 are shown on the Schedules of Investments. Shares of the Northern Trust Institutional Liquid Asset Portfolio were purchased with proceeds from collateral received from securities on loan. Securities on loan are collateralized by various U.S. Treasury obligations.

The following table is a summary as of March 31, 2018 of the Portfolios’ securities lending accounted for as secured borrowings with cash collateral of overnight and continuous maturities and non-cash collateral greater than 90 days which are subject to offset:

		Collateral Received
Portfolio	Value of Securities on Loan	Value of Cash Collateral Received	Value of Non- Cash Collateral Received	Excess Amount Due to Counterparty
Large Company Growth Portfolio	$18,946,714	$134,763	$18,922,299	$110,348
Large Company Value Portfolio	8,355,275	2,220,932	6,225,585	91,242
Small Company Growth Portfolio	11,607,690	3,037,713	8,663,827	93,850
Small Company Value Portfolio	8,277,191	552,436	7,826,425	101,670
Wilshire 5000 IndexSM Fund	11,071,911	1,947,026	9,230,310	105,425
Wilshire International Equity Fund	20,491,628	3,339,430	17,572,473	420,275

No non-cash collateral held by the Portfolios has a maturity of less than 90 days as of March 31, 2018.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Wilshire Income Opportunities Fund did not engage in securities lending during the period ended March 31, 2018.

6. Sector Risk

If a Portfolio has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Portfolio than would be the case if the Portfolio did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Portfolio and increase the volatility of a Portfolio’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Portfolio’s holdings would be adversely affected. As of March 31, 2018, Large Company Growth Portfolio had 43.5% of the value of its net assets invested in stocks within the Information Technology sector; Large Company Value Portfolio had 29.3% of the value of its net assets invested in stocks within the Financials sector; Small Company Growth Portfolio had 25.9% of the value of its net assets invested in stocks within the Information Technology sector; and Small Company Value Portfolio had 28.5% of the value of its net assets invested in stocks within the Financials sector.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date	May 29, 2018

By (Signature and Title)*		/s/ Michael Wauters
Michael Wauters, Treasurer and Principal Accounting Officer

Date	May 29, 2018

*	Print the name and title of each signing officer under his or her signature.